PLICO Variable Annuity Account S

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Contract Owners of PLICO Variable Annuity Account S:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise PLICO Variable Annuity Account S (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods ilisted in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 13, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 4

American Funds IS Capital World Bond Fund, Class 4

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock International V.I. Fund, Class I

ClearBridge Variable Dividend Strategy Portfolio, Class II

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Empower Bond Index Fund, Investor Class

Fidelity VIP Asset Manager 50% Portfolio, Service Class 2

Fidelity VIP Asset Manager 70% Portfolio, Service Class 2

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio, Service Class 2

Fidelity VIP Energy Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP FundsManager 60% Portfolio, Service Class 2

Fidelity VIP FundsManager 85% Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Target Volatility Portfolio, Service Class 2

Fidelity VIP Technology Portfolio, Initial Class

Fidelity VIP Total Market Index Portfolio, Service Class 2

Fidelity VIP Utilities Portfolio, Initial Class

Fidelity VIP Value Strategies Portfolio, Service Class 2

Franklin DynaTech VIP Fund, Class 2

Franklin Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Class

Goldman Sachs VIT Mid Cap Growth Fund, Service Class

Goldman Sachs VIT Mid Cap Value Fund, Service Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class

Goldman Sachs VIT Strategic Growth Fund, Service Class

Goldman Sachs VIT Trend Driven Allocation Fund, Service Class

Invesco V.I. Balanced-Risk Allocation Fund, Series II

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Forty Portfolio, Service Shares

Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

Lord Abbett Series Fund Dividend Growth Portfolio, Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC

Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

LVIP American Century Balanced Fund, Standard Class II

LVIP American Century Disciplined Core Value Fund, Standard Class II

LVIP American Century International Fund, Standard Class II

LVIP American Century Ultra Fund, Standard Class II

MFS VIT Growth Series, Service Class

MFS VIT II Core Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Service Class

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class

MFS VIT II Research International Portfolio, Service Class

MFS VIT Mid Cap Growth Series, Service Class

Morgan Stanley VIF Discovery Portfolio, Class II

Morgan Stanley VIF Growth Portfolio, Class II

PIMCO VIT All Asset Portfolio, Advisor Class

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class

PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class

PIMCO VIT High Yield Portfolio, Advisor Class

PIMCO VIT Income Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Protective Life Dynamic Allocation Series Growth Portfolio

Protective Life Dynamic Allocation Series Moderate Portfolio

Royce Capital Fund Small-Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Moderate Allocation Portfolio

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Western Asset Core Plus VIT Portfolio, Class II

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from January 8, 2024 (date trading commenced) to December 31, 2024.

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class

MFS VIT New Discovery Series, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from January 25, 2024 (date trading commenced) to December 31, 2024.

MFS VIT III Global Real Estate Portfolio, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from February 20, 2024 (date trading commenced) to December 31, 2024.

MFS VIT III Mid Cap Value Portfolio, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from May 6, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Contrafund Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from July 30, 2024 (date trading commenced) to December 31, 2024.

Columbia VP Emerging Markets Bond Fund, Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from December 2, 2024 (date trading commenced) to December 31, 2024.

American Funds IS American Funds Global Balanced Fund, Class 4

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from June 9, 2025 (date trading commenced) to December 31, 2025.

Invesco V.I. S&P 500 Buffer Fund, December Series II

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from October 29, 2025 (date trading commenced) to December 31, 2025.

Invesco V.I. S&P 500 Buffer Fund, September Series II

The statement of changes in net assets for the period from January 1, 2024 to December 6, 2024 (date of liquidation).

Morgan Stanley VIF Global Infrastructure Portfolio

The statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (date of merger).

Invesco V.I. Conservative Balanced Fund, Series II

The statement of changes in net assets for the year ended December 31, 2024.

Morgan Stanley VIF Global Strategist Portfolio, Class II

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American Funds Global Balanced Fund, Class 4	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4
ASSETS:
Investments at fair value (1)	$716,156	$8,459,885	$6,033,029	$781,265	$517,651	$33,889,857	$1,603,946
Receivable from the Contracts	-	-	-	-	-	176,072	-
Receivable from the fund manager	398	3,032	1,878	505	10	-	1,441
Receivable from the Company	-	-	-	-	1	2	-
Total assets	716,554	8,462,917	6,034,907	781,770	517,662	34,065,931	1,605,387

LIABILITIES:
Payable to the Contracts	398	3,032	1,878	505	10	-	1,441
Payable to the fund manager	-	-	-	-	-	176,072	-
Payable to the Company	10	55	15	7	-	-	6
Total liabilities	408	3,087	1,893	512	10	176,072	1,447

NET ASSETS	$716,146	$8,459,830	$6,033,014	$781,258	$517,652	$33,889,859	$1,603,940

ANALYSIS OF NET ASSETS
Accumulation period	$716,146	$8,459,830	$6,033,014	$781,258	$517,652	$33,889,859	$1,603,940
Annuity period	-	-	-	-	-	-	-
Total net assets	$716,146	$8,459,830	$6,033,014	$781,258	$517,652	$33,889,859	$1,603,940

Fair value per share (NAV)	$16.29	$81.48	$30.85	$9.86	$14.06	$26.77	$14.46
Shares outstanding in the Separate Account	43,963	103,828	195,560	79,236	36,817	1,265,964	110,923

(1) Investments in mutual fund shares, at cost	$876,264	$7,735,037	$6,194,432	$957,066	$490,997	$33,757,473	$1,342,486

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4
ASSETS:
Investments at fair value (1)	$171,270	$3,465,697	$8,229,152	$1,678,035	$15,510,724	$7,106,495	$2,422,215
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	47	999	1,217	1,075	3,117	2,564	952
Receivable from the Company	-	-	-	-	-	-	-
Total assets	171,317	3,466,696	8,230,369	1,679,110	15,513,841	7,109,059	2,423,167

LIABILITIES:
Payable to the Contracts	47	999	1,217	1,075	3,117	2,564	952
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	18	35	12	-	-	13
Total liabilities	47	1,017	1,252	1,087	3,117	2,564	965

NET ASSETS	$171,270	$3,465,679	$8,229,117	$1,678,023	$15,510,724	$7,106,495	$2,422,202

ANALYSIS OF NET ASSETS
Accumulation period	$171,270	$3,465,679	$8,229,117	$1,678,023	$15,510,724	$7,106,495	$2,422,202
Annuity period	-	-	-	-	-	-	-
Total net assets	$171,270	$3,465,679	$8,229,117	$1,678,023	$15,510,724	$7,106,495	$2,422,202

Fair value per share (NAV)	$9.93	$17.85	$37.55	$18.97	$134.39	$64.77	$21.83
Shares outstanding in the Separate Account	17,248	194,157	219,152	88,457	115,416	109,719	110,958

(1) Investments in mutual fund shares, at cost	$168,950	$3,029,992	$8,479,542	$2,051,276	$12,715,363	$6,607,470	$2,484,289

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I
ASSETS:
Investments at fair value (1)	$3,934,921	$9,172,316	$2,151,901	$4,479,487	$20,948,661	$3,019,291	$2,533,967
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,784	3,455	1,185	2,636	13,218	584	1,362
Receivable from the Company	-	47	-	-	-	-	-
Total assets	3,936,705	9,175,818	2,153,086	4,482,123	20,961,879	3,019,875	2,535,329

LIABILITIES:
Payable to the Contracts	1,784	3,455	1,185	2,636	13,218	584	1,362
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	16	-	6	11	85	11	35
Total liabilities	1,800	3,455	1,191	2,647	13,303	595	1,397

NET ASSETS	$3,934,905	$9,172,363	$2,151,895	$4,479,476	$20,948,576	$3,019,280	$2,533,932

ANALYSIS OF NET ASSETS
Accumulation period	$3,934,905	$9,172,363	$2,151,895	$4,479,476	$20,948,576	$3,019,280	$2,533,932
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,934,905	$9,172,363	$2,151,895	$4,479,476	$20,948,576	$3,019,280	$2,533,932

Fair value per share (NAV)	$31.71	$9.31	$9.74	$17.55	$14.71	$13.34	$11.46
Shares outstanding in the Separate Account	124,091	985,211	220,934	255,241	1,424,110	226,334	221,114

(1) Investments in mutual fund shares, at cost	$3,640,785	$10,065,995	$2,370,975	$3,984,361	$19,076,262	$3,139,103	$2,768,024

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2
ASSETS:
Investments at fair value (1)	$1,355,689	$558,810	$2,152,112	$2,022,595	$3,268,144	$5,169	$4,052,150
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,178	832	403	531	373	7	1,329
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,356,867	559,642	2,152,515	2,023,126	3,268,517	5,176	4,053,479

LIABILITIES:
Payable to the Contracts	1,178	832	403	531	373	7	1,329
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	8	4	27	25	32	-	-
Total liabilities	1,186	836	430	556	405	7	1,329

NET ASSETS	$1,355,681	$558,806	$2,152,085	$2,022,570	$3,268,112	$5,169	$4,052,150

ANALYSIS OF NET ASSETS
Accumulation period	$1,355,681	$558,806	$2,152,085	$2,022,570	$3,268,112	$5,169	$4,052,150
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,355,681	$558,806	$2,152,085	$2,022,570	$3,268,112	$5,169	$4,052,150

Fair value per share (NAV)	$20.42	$47.01	$23.51	$25.71	$54.18	$8.49	$8.56
Shares outstanding in the Separate Account	66,390	11,887	91,540	78,670	60,320	609	473,382

(1) Investments in mutual fund shares, at cost	$1,547,835	$442,169	$2,534,522	$2,852,077	$2,275,482	$4,872	$4,349,356

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$2,470,973	$926,806	$3,275,755	$3,409,714	$133,705	$981,841	$35,104,369
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2,272	304	769	1,370	1	89	1,965
Receivable from the Company	-	-	-	-	-	-	6
Total assets	2,473,245	927,110	3,276,524	3,411,084	133,706	981,930	35,106,340

LIABILITIES:
Payable to the Contracts	2,272	304	769	1,370	1	89	1,965
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	2	12	2	19	3	7	-
Total liabilities	2,274	316	771	1,389	4	96	1,965

NET ASSETS	$2,470,971	$926,794	$3,275,753	$3,409,695	$133,702	$981,834	$35,104,375

ANALYSIS OF NET ASSETS
Accumulation period	$2,470,971	$926,794	$3,275,753	$3,409,695	$133,702	$981,834	$35,104,375
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,470,971	$926,794	$3,275,753	$3,409,695	$133,702	$981,834	$35,104,375

Fair value per share (NAV)	$9.46	$45.64	$3.74	$13.02	$16.97	$25.23	$25.45
Shares outstanding in the Separate Account	261,202	20,307	875,870	261,883	7,879	38,916	1,379,347

(1) Investments in mutual fund shares, at cost	$2,497,501	$693,090	$3,331,933	$3,849,474	$127,560	$772,551	$30,897,149

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$15,831,941	$3,066,215	$1,310,946	$6,165,680	$3,453,977	$1,535,189	$1,888,967
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	8,293	926	148	130,098	39	19	293
Receivable from the Company	-	1	2	-	-	-	-
Total assets	15,840,234	3,067,142	1,311,096	6,295,778	3,454,016	1,535,208	1,889,260

LIABILITIES:
Payable to the Contracts	8,293	926	148	130,098	39	19	293
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	17	-	-	33	10	5	14
Total liabilities	8,310	926	148	130,131	49	24	307

NET ASSETS	$15,831,924	$3,066,216	$1,310,948	$6,165,647	$3,453,967	$1,535,184	$1,888,953

ANALYSIS OF NET ASSETS
Accumulation period	$15,831,924	$3,066,216	$1,310,948	$6,165,647	$3,453,967	$1,535,184	$1,888,953
Annuity period	-	-	-	-	-	-	-
Total net assets	$15,831,924	$3,066,216	$1,310,948	$6,165,647	$3,453,967	$1,535,184	$1,888,953

Fair value per share (NAV)	$9.80	$56.86	$27.10	$15.86	$11.17	$11.69	$15.48
Shares outstanding in the Separate Account	1,615,504	53,926	48,374	388,757	309,219	131,325	122,026

(1) Investments in mutual fund shares, at cost	$16,161,856	$3,080,962	$983,962	$5,202,673	$3,428,449	$1,341,718	$1,720,928

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$1,553,364	$5,570,814	$959,295	$1,827,954	$19,040,461	$25,836,979	$7,215,002
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	131	707	952	860	9,433	11,816	132,640
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,553,495	5,571,521	960,247	1,828,814	19,049,894	25,848,795	7,347,642

LIABILITIES:
Payable to the Contracts	131	707	952	860	9,433	11,816	132,640
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	12	2	1	24	12	38
Total liabilities	131	719	954	861	9,457	11,828	132,678

NET ASSETS	$1,553,364	$5,570,802	$959,293	$1,827,953	$19,040,437	$25,836,967	$7,214,964

ANALYSIS OF NET ASSETS
Accumulation period	$1,553,364	$5,570,802	$959,293	$1,827,953	$19,040,437	$25,836,967	$7,214,964
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,553,364	$5,570,802	$959,293	$1,827,953	$19,040,437	$25,836,967	$7,214,964

Fair value per share (NAV)	$96.40	$92.88	$37.81	$26.25	$13.96	$10.97	$35.17
Shares outstanding in the Separate Account	16,114	59,979	25,371	69,636	1,363,930	2,355,240	205,146

(1) Investments in mutual fund shares, at cost	$842,431	$5,860,352	$941,667	$1,427,139	$15,157,172	$27,359,723	$7,937,812

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$673,312	$15,776,121	$10,341,214	$3,244,077	$1,524,809	$303,337	$3,300,125
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	935	3,635	1,540	990	588	116	617
Receivable from the Company	-	4	47	-	-	-	-
Total assets	674,247	15,779,760	10,342,801	3,245,067	1,525,397	303,453	3,300,742

LIABILITIES:
Payable to the Contracts	935	3,635	1,540	990	588	116	617
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	5	-	-	2	2	5	13
Total liabilities	940	3,635	1,540	992	590	121	630

NET ASSETS	$673,307	$15,776,125	$10,341,261	$3,244,075	$1,524,807	$303,332	$3,300,112

ANALYSIS OF NET ASSETS
Accumulation period	$673,307	$15,776,125	$10,341,261	$3,244,075	$1,524,807	$303,332	$3,300,112
Annuity period	-	-	-	-	-	-	-
Total net assets	$673,307	$15,776,125	$10,341,261	$3,244,075	$1,524,807	$303,332	$3,300,112

Fair value per share (NAV)	$10.78	$47.54	$24.30	$26.01	$16.17	$6.58	$15.16
Shares outstanding in the Separate Account	62,459	331,849	425,564	124,724	94,299	46,100	217,686

(1) Investments in mutual fund shares, at cost	$772,207	$10,886,790	$7,036,346	$2,873,746	$1,523,239	$432,470	$3,275,574

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class
ASSETS:
Investments at fair value (1)	$24,417	$36,078	$5,590,450	$2,658,850	$989,921	$204,286	$884,021
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	20	-	1,615	1,884	762	54	655
Receivable from the Company	-	-	-	-	-	-	-
Total assets	24,437	36,078	5,592,065	2,660,734	990,683	204,340	884,676

LIABILITIES:
Payable to the Contracts	20	-	1,615	1,884	762	54	655
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	35	-	54	17	19	1	2
Total liabilities	55	-	1,669	1,901	781	55	657

NET ASSETS	$24,382	$36,078	$5,590,396	$2,658,833	$989,902	$204,285	$884,019

ANALYSIS OF NET ASSETS
Accumulation period	$24,382	$36,078	$5,590,396	$2,658,833	$989,902	$204,285	$884,019
Annuity period	-	-	-	-	-	-	-
Total net assets	$24,382	$36,078	$5,590,396	$2,658,833	$989,902	$204,285	$884,019

Fair value per share (NAV)	$19.06	$16.10	$28.04	$13.87	$14.31	$9.13	$9.73
Shares outstanding in the Separate Account	1,281	2,241	199,374	191,698	69,177	22,375	90,855

(1) Investments in mutual fund shares, at cost	$24,675	$37,185	$5,891,525	$2,865,670	$1,372,606	$225,195	$957,946

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series II
ASSETS:
Investments at fair value (1)	$937,729	$120,369	$1,320,206	$2,633,376	$161,896	$583,566	$2,350,027
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	196	274	782	548	37	1,276	1,861
Receivable from the Company	-	-	-	-	-	-	-
Total assets	937,925	120,643	1,320,988	2,633,924	161,933	584,842	2,351,888

LIABILITIES:
Payable to the Contracts	196	274	782	548	37	1,276	1,861
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	15	1	4	26	1	3	7
Total liabilities	211	275	786	574	38	1,279	1,868

NET ASSETS	$937,714	$120,368	$1,320,202	$2,633,350	$161,895	$583,563	$2,350,020

ANALYSIS OF NET ASSETS
Accumulation period	$937,714	$120,368	$1,320,202	$2,633,350	$161,895	$583,563	$2,350,020
Annuity period	-	-	-	-	-	-	-
Total net assets	$937,714	$120,368	$1,320,202	$2,633,350	$161,895	$583,563	$2,350,020

Fair value per share (NAV)	$9.79	$16.54	$14.05	$15.18	$11.46	$8.40	$21.29
Shares outstanding in the Separate Account	95,784	7,277	93,965	173,477	14,127	69,472	110,382

(1) Investments in mutual fund shares, at cost	$1,232,089	$139,600	$1,221,071	$2,901,375	$180,383	$735,503	$2,300,684

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II
ASSETS:
Investments at fair value (1)	$3,342,276	$1,249,626	$1,528,675	$718,109	$1,198,682	$642,683	$479,040
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,087	137	254,930	244	222,122	392	54
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,343,363	1,249,763	1,783,605	718,353	1,420,804	643,075	479,094

LIABILITIES:
Payable to the Contracts	1,087	137	254,930	244	222,122	392	54
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	55	12	18	13	2	8	7
Total liabilities	1,142	149	254,948	257	222,124	400	61

NET ASSETS	$3,342,221	$1,249,614	$1,528,657	$718,096	$1,198,680	$642,675	$479,033

ANALYSIS OF NET ASSETS
Accumulation period	$3,342,221	$1,249,614	$1,528,657	$718,096	$1,198,680	$642,675	$479,033
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,342,221	$1,249,614	$1,528,657	$718,096	$1,198,680	$642,675	$479,033

Fair value per share (NAV)	$18.12	$35.39	$36.30	$13.80	$10.54	$21.34	$21.45
Shares outstanding in the Separate Account	184,452	35,310	42,112	52,037	113,727	30,116	22,333

(1) Investments in mutual fund shares, at cost	$3,347,532	$1,474,869	$1,971,305	$846,606	$1,219,364	$651,165	$728,180

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. S&P 500 Buffer Fund, December Series II	Invesco V.I. S&P 500 Buffer Fund, September Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares
ASSETS:
Investments at fair value (1)	$4,628,703	$262,350	$90,938	$1,141,607	$20,421,319	$616,429	$30,942
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	866	330	114	30	610	112	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	4,629,569	262,680	91,052	1,141,637	20,421,929	616,541	30,942

LIABILITIES:
Payable to the Contracts	866	330	114	30	610	112	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	16	1	-	2	1	4	-
Total liabilities	882	331	114	32	611	116	-

NET ASSETS	$4,628,687	$262,349	$90,938	$1,141,605	$20,421,318	$616,425	$30,942

ANALYSIS OF NET ASSETS
Accumulation period	$4,628,687	$262,349	$90,938	$1,141,605	$20,421,318	$616,425	$30,942
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,628,687	$262,349	$90,938	$1,141,605	$20,421,318	$616,425	$30,942

Fair value per share (NAV)	$27.71	$12.03	$11.99	$1.00	$59.48	$51.87	$12.89
Shares outstanding in the Separate Account	167,041	21,808	7,584	1,141,607	343,331	11,884	2,400

(1) Investments in mutual fund shares, at cost	$4,590,199	$259,628	$90,558	$1,141,607	$16,882,463	$497,103	$25,280

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
ASSETS:
Investments at fair value (1)	$2,077,726	$1,178,808	$4,198,344	$902,212	$31,083	$402,489	$2,505,900
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	154	648	2,452	446	39	425	2,164
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,077,880	1,179,456	4,200,796	902,658	31,122	402,914	2,508,064

LIABILITIES:
Payable to the Contracts	154	648	2,452	446	39	425	2,164
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	3	-	9	4	1	34	2
Total liabilities	157	648	2,461	450	40	459	2,166

NET ASSETS	$2,077,723	$1,178,808	$4,198,335	$902,208	$31,082	$402,455	$2,505,898

ANALYSIS OF NET ASSETS
Accumulation period	$2,077,723	$1,178,808	$4,198,335	$902,208	$31,082	$402,455	$2,505,898
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,077,723	$1,178,808	$4,198,335	$902,208	$31,082	$402,455	$2,505,898

Fair value per share (NAV)	$23.94	$53.02	$10.61	$19.84	$18.98	$11.11	$13.26
Shares outstanding in the Separate Account	86,789	22,233	395,697	45,474	1,638	36,228	188,982

(1) Investments in mutual fund shares, at cost	$1,690,730	$915,974	$4,618,275	$892,670	$30,711	$391,784	$2,586,251

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS VIT Growth Series, Service Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$667,735	$679,489	$147,275	$1,398,350	$124,002	$322,018	$894,372
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	143	177	2	17	1	126	487
Receivable from the Company	-	-	-	-	-	-	-
Total assets	667,878	679,666	147,277	1,398,367	124,003	322,144	894,859

LIABILITIES:
Payable to the Contracts	143	177	2	17	1	126	487
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	3	8	3	13	-	2	-
Total liabilities	146	185	5	30	1	128	487

NET ASSETS	$667,732	$679,481	$147,272	$1,398,337	$124,002	$322,016	$894,372

ANALYSIS OF NET ASSETS
Accumulation period	$667,732	$679,481	$147,272	$1,398,337	$124,002	$322,016	$894,372
Annuity period	-	-	-	-	-	-	-
Total net assets	$667,732	$679,481	$147,272	$1,398,337	$124,002	$322,016	$894,372

Fair value per share (NAV)	$9.05	$9.68	$12.25	$31.50	$60.68	$31.13	$17.60
Shares outstanding in the Separate Account	73,824	70,195	12,027	44,398	2,043	10,344	50,817

(1) Investments in mutual fund shares, at cost	$541,852	$509,698	$129,013	$1,050,464	$119,049	$282,754	$836,056

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT II Research International Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Mid Cap Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$657,234	$71,912	$80,538	$30,035	$398,809	$312,230	$472,557
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	74	1	36	9	33	356	490
Receivable from the Company	1	-	-	-	-	-	-
Total assets	657,309	71,913	80,574	30,044	398,842	312,586	473,047

LIABILITIES:
Payable to the Contracts	74	1	36	9	33	356	490
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	1
Total liabilities	74	1	36	9	33	356	491

NET ASSETS	$657,235	$71,912	$80,538	$30,035	$398,809	$312,230	$472,556

ANALYSIS OF NET ASSETS
Accumulation period	$657,235	$71,912	$80,538	$30,035	$398,809	$312,230	$472,556
Annuity period	-	-	-	-	-	-	-
Total net assets	$657,235	$71,912	$80,538	$30,035	$398,809	$312,230	$472,556

Fair value per share (NAV)	$36.15	$21.87	$20.27	$9.19	$15.56	$9.93	$6.57
Shares outstanding in the Separate Account	18,181	3,288	3,973	3,268	25,630	31,443	71,926

(1) Investments in mutual fund shares, at cost	$591,681	$71,067	$65,610	$31,215	$399,599	$326,697	$549,432

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT New Discovery Series, Service Class	Morgan Stanley VIF Discovery Portfolio, Class II	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$46,084	$216,350	$289,034	$219,268	$259,913	$98,049	$157,622
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	-	4	327	38	46	142	40
Receivable from the Company	-	-	-	-	2	-	-
Total assets	46,084	216,354	289,361	219,306	259,961	98,191	157,662

LIABILITIES:
Payable to the Contracts	-	4	327	38	46	142	40
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	1	-	2	-	2	1
Total liabilities	-	5	327	40	46	144	41

NET ASSETS	$46,084	$216,349	$289,034	$219,266	$259,915	$98,047	$157,621

ANALYSIS OF NET ASSETS
Accumulation period	$46,084	$216,349	$289,034	$219,266	$259,915	$98,047	$157,621
Annuity period	-	-	-	-	-	-	-
Total net assets	$46,084	$216,349	$289,034	$219,266	$259,915	$98,047	$157,621

Fair value per share (NAV)	$12.10	$6.43	$20.05	$9.76	$6.42	$11.42	$6.92
Shares outstanding in the Separate Account	3,809	33,647	14,416	22,466	40,485	8,586	22,778

(1) Investments in mutual fund shares, at cost	$44,715	$174,612	$216,349	$259,863	$274,188	$87,199	$200,553

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$2,567,066	$7,827,088	$724,999	$4,383,743	$2,050,457	$8,423,064	$11,754,277
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,876	3,731	230	403,930	900	4,357	4,568
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,568,942	7,830,819	725,229	4,787,673	2,051,357	8,427,421	11,758,845

LIABILITIES:
Payable to the Contracts	1,876	3,731	230	403,930	900	4,357	4,568
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	15	20	9	4	4	1	22
Total liabilities	1,891	3,751	239	403,934	904	4,358	4,590

NET ASSETS	$2,567,051	$7,827,068	$724,990	$4,383,739	$2,050,453	$8,423,063	$11,754,255

ANALYSIS OF NET ASSETS
Accumulation period	$2,567,051	$7,827,068	$724,990	$4,383,739	$2,050,453	$8,423,063	$11,754,255
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,567,051	$7,827,068	$724,990	$4,383,739	$2,050,453	$8,423,063	$11,754,255

Fair value per share (NAV)	$7.41	$10.35	$7.48	$9.78	$12.01	$10.33	$9.45
Shares outstanding in the Separate Account	346,433	756,240	96,925	448,236	170,729	815,398	1,243,839

(1) Investments in mutual fund shares, at cost	$2,561,474	$7,676,141	$815,155	$4,501,613	$2,297,296	$8,385,795	$12,404,845

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio
ASSETS:
Investments at fair value (1)	$571,770	$1,374,421	$2,948,448	$41,536	$86,940,232	$315,463,415	$14,885,854
Receivable from the Contracts	-	-	-	-	313,128	-	-
Receivable from the fund manager	480	440	30	79	-	1,965,726	2,080
Receivable from the Company	-	-	-	-	-	-	-
Total assets	572,250	1,374,861	2,948,478	41,615	87,253,360	317,429,141	14,887,934

LIABILITIES:
Payable to the Contracts	480	440	30	79	-	1,965,726	2,080
Payable to the fund manager	-	-	-	-	313,128	-	-
Payable to the Company	5	4	13	-	10	9	60
Total liabilities	485	444	43	79	313,138	1,965,735	2,140

NET ASSETS	$571,765	$1,374,417	$2,948,435	$41,536	$86,940,222	$315,463,406	$14,885,794

ANALYSIS OF NET ASSETS
Accumulation period	$571,765	$1,374,417	$2,948,435	$41,536	$86,940,222	$315,463,406	$14,885,794
Annuity period	-	-	-	-	-	-	-
Total net assets	$571,765	$1,374,417	$2,948,435	$41,536	$86,940,222	$315,463,406	$14,885,794

Fair value per share (NAV)	$11.82	$13.90	$13.79	$9.20	$1.00	$100.71	$15.40
Shares outstanding in the Separate Account	48,373	98,879	213,811	4,515	86,940,232	3,132,394	966,614

(1) Investments in mutual fund shares, at cost	$589,453	$1,347,007	$2,713,302	$40,923	$86,940,232	$213,471,625	$13,816,586

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$22,174,410	$11,034,957	$9,712,312	$2,879,272	$1,202,593	$2,448,171	$1,728,203
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2,344	722	1,384	1,342	722	1,110	1,105
Receivable from the Company	-	-	-	-	-	-	-
Total assets	22,176,754	11,035,679	9,713,696	2,880,614	1,203,315	2,449,281	1,729,308

LIABILITIES:
Payable to the Contracts	2,344	722	1,384	1,342	722	1,110	1,105
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	14	9	5	22	6	12	2
Total liabilities	2,358	731	1,389	1,364	728	1,122	1,107

NET ASSETS	$22,174,396	$11,034,948	$9,712,307	$2,879,250	$1,202,587	$2,448,159	$1,728,201

ANALYSIS OF NET ASSETS
Accumulation period	$22,174,396	$11,034,948	$9,712,307	$2,879,250	$1,202,587	$2,448,159	$1,728,201
Annuity period	-	-	-	-	-	-	-
Total net assets	$22,174,396	$11,034,948	$9,712,307	$2,879,250	$1,202,587	$2,448,159	$1,728,201

Fair value per share (NAV)	$18.59	$21.72	$39.66	$60.72	$54.03	$22.43	$12.08
Shares outstanding in the Separate Account	1,192,814	508,055	244,889	47,419	22,258	109,147	143,063

(1) Investments in mutual fund shares, at cost	$19,198,051	$9,459,330	$9,364,992	$2,678,420	$1,330,291	$2,566,605	$1,495,722

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II
ASSETS:
Investments at fair value (1)	$60,299	$560,564	$2,571,522
Receivable from the Contracts	-	-	-
Receivable from the fund manager	15	253	1,545
Receivable from the Company	-	-	-
Total assets	60,314	560,817	2,573,067

LIABILITIES:
Payable to the Contracts	15	253	1,545
Payable to the fund manager	-	-	-
Payable to the Company	-	2	7
Total liabilities	15	255	1,552

NET ASSETS	$60,299	$560,562	$2,571,515

ANALYSIS OF NET ASSETS
Accumulation period	$60,299	$560,562	$2,571,515
Annuity period	-	-	-
Total net assets	$60,299	$560,562	$2,571,515

Fair value per share (NAV)	$16.22	$13.17	$4.66
Shares outstanding in the Separate Account	3,718	42,564	551,829

(1) Investments in mutual fund shares, at cost	$53,771	$556,169	$2,920,594

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American Funds Global Balanced Fund, Class 4	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4
INVESTMENT INCOME:
Dividend income	$4,245	$-	$50,686	$-	$5,079	$577,654	$39,215

EXPENSES:
Mortality and expense risk and admin	3,043	26,756	21,014	2,988	605	132,277	4,470

NET INVESTMENT INCOME (LOSS)	1,202	(26,756)	29,672	(2,988)	4,474	445,377	34,745

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,669)	368,965	20,848	(23,669)	11	121,699	1,358
Capital gain distributions	80,108	618,587	473,301	-	213	2,186,520	-

Net realized gain (loss) on investments	74,439	987,552	494,149	(23,669)	224	2,308,219	1,358

Change in net unrealized appreciation (depreciation) on investments	(65,385)	(69,574)	9,599	34,736	26,840	1,589,568	212,908

Net realized and unrealized gain (loss) on investments	9,054	917,978	503,748	11,067	27,064	3,897,787	214,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,256	$891,222	$533,420	$8,079	$31,538	$4,343,164	$249,011

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4
INVESTMENT INCOME:
Dividend income	$4,661	$33,229	$93,492	$3,201	$21,839	$50,615	$25,909

EXPENSES:
Mortality and expense risk and admin	369	10,060	32,739	5,127	64,578	27,941	7,979

NET INVESTMENT INCOME (LOSS)	4,292	23,169	60,753	(1,926)	(42,739)	22,674	17,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	71	51,906	65,894	12,921	300,869	74,188	33,409
Capital gain distributions	-	102,186	986,527	34,073	1,366,916	1,295,665	-

Net realized gain (loss) on investments	71	154,092	1,052,421	46,994	1,667,785	1,369,853	33,409

Change in net unrealized appreciation (depreciation) on investments	4,094	424,833	388,527	169,154	1,267,708	(200,293)	481,736

Net realized and unrealized gain (loss) on investments	4,165	578,925	1,440,948	216,148	2,935,493	1,169,560	515,145

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,457	$602,094	$1,501,701	$214,222	$2,892,754	$1,192,234	$533,075

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I
INVESTMENT INCOME:
Dividend income	$32,341	$368,195	$97,986	$52,372	$438,003	$119,043	$37,318

EXPENSES:
Mortality and expense risk and admin	12,459	31,029	8,854	14,346	60,170	10,603	9,560

NET INVESTMENT INCOME (LOSS)	19,882	337,166	89,132	38,026	377,833	108,440	27,758

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	24,559	9,430	449	43,882	5,812	2,266	213,928
Capital gain distributions	134,591	-	-	294,102	765,477	288,750	-

Net realized gain (loss) on investments	159,150	9,430	449	337,984	771,289	291,016	213,928

Change in net unrealized appreciation (depreciation) on investments	665,073	217,808	54,428	298,081	1,461,038	62,390	150,642

Net realized and unrealized gain (loss) on investments	824,223	227,238	54,877	636,065	2,232,327	353,406	364,570

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$844,105	$564,404	$144,009	$674,091	$2,610,160	$461,846	$392,328

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2
INVESTMENT INCOME:
Dividend income	$28,492	$-	$219	$-	$-	$242	$184,374

EXPENSES:
Mortality and expense risk and admin	5,778	1,574	8,755	7,990	13,488	11	14,124

NET INVESTMENT INCOME (LOSS)	22,714	(1,574)	(8,536)	(7,990)	(13,488)	231	170,250

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,883)	(270)	(3,496)	11,206	18,690	(73)	4,291
Capital gain distributions	202,505	39,500	137,997	149,866	-	-	-

Net realized gain (loss) on investments	198,622	39,230	134,501	161,072	18,690	(73)	4,291

Change in net unrealized appreciation (depreciation) on investments	(44,586)	5,570	(55,061)	6,643	388,919	417	110,430

Net realized and unrealized gain (loss) on investments	154,036	44,800	79,440	167,715	407,609	344	114,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$176,750	$43,226	$70,904	$159,725	$394,121	$575	$284,971

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$138,261	$-	$122,131	$92,259	$3,086	$16,419	$516,175

EXPENSES:
Mortality and expense risk and admin	6,022	3,469	8,018	16,760	543	3,958	140,148

NET INVESTMENT INCOME (LOSS)	132,239	(3,469)	114,113	75,499	2,543	12,461	376,027

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	223	6,462	3,986	(248,486)	5,013	345	73,188
Capital gain distributions	-	-	-	-	6,116	30,355	1,484,981

Net realized gain (loss) on investments	223	6,462	3,986	(248,486)	11,129	30,700	1,558,169

Change in net unrealized appreciation (depreciation) on investments	(28,264)	105,981	75,142	433,580	8,110	104,348	2,543,941

Net realized and unrealized gain (loss) on investments	(28,041)	112,443	79,128	185,094	19,239	135,048	4,102,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,198	$108,974	$193,241	$260,593	$21,782	$147,509	$4,478,137

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$474,186	$-	$24,592	$55,203	$117,025	$30,487	$22,570

EXPENSES:
Mortality and expense risk and admin	50,273	9,143	5,566	19,081	12,153	6,175	7,057

NET INVESTMENT INCOME (LOSS)	423,913	(9,143)	19,026	36,122	104,872	24,312	15,513

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(9,345)	28,337	(16,033)	47,546	(8,663)	3,517	1,777
Capital gain distributions	-	386,959	-	-	-	5,634	29,022

Net realized gain (loss) on investments	(9,345)	415,296	(16,033)	47,546	(8,663)	9,151	30,799

Change in net unrealized appreciation (depreciation) on investments	449,040	67,754	97,340	592,367	155,794	157,912	234,074

Net realized and unrealized gain (loss) on investments	439,695	483,050	81,307	639,913	147,131	167,063	264,873

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$863,608	$473,907	$100,333	$676,035	$252,003	$191,375	$280,386

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$-	$2,609	$1,350	$14,425	$419,291	$829,645	$16,973

EXPENSES:
Mortality and expense risk and admin	7,148	20,709	3,020	6,133	50,495	76,394	22,473

NET INVESTMENT INCOME (LOSS)	(7,148)	(18,100)	(1,670)	8,292	368,796	753,251	(5,500)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,121)	152,364	(6,480)	9,101	45,020	(1,867)	2,709
Capital gain distributions	32,138	687,838	61,496	8,379	-	-	783,471

Net realized gain (loss) on investments	29,017	840,202	55,016	17,480	45,020	(1,867)	786,180

Change in net unrealized appreciation (depreciation) on investments	58,288	(45,529)	54,310	247,364	3,719,571	496,591	(47,976)

Net realized and unrealized gain (loss) on investments	87,305	794,673	109,326	264,844	3,764,591	494,724	738,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,157	$776,573	$107,656	$273,136	$4,133,387	$1,247,975	$732,704

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$141,723	$-	$89,830	$55,736	$11,821	$-	$167,624

EXPENSES:
Mortality and expense risk and admin	2,384	63,138	35,532	11,993	5,594	1,087	13,590

NET INVESTMENT INCOME (LOSS)	139,339	(63,138)	54,298	43,743	6,227	(1,087)	154,034

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	58	184,994	61,025	5,138	2,738	(33,971)	17,542
Capital gain distributions	2,877	1,006,326	-	118,588	56,951	-	35,234

Net realized gain (loss) on investments	2,935	1,191,320	61,025	123,726	59,689	(33,971)	52,776

Change in net unrealized appreciation (depreciation) on investments	(78,184)	1,933,161	1,337,527	196,659	55,401	76,159	175,171

Net realized and unrealized gain (loss) on investments	(75,249)	3,124,481	1,398,552	320,385	115,090	42,188	227,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,090	$3,061,343	$1,452,850	$364,128	$121,317	$41,101	$381,981

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class
INVESTMENT INCOME:
Dividend income	$486	$701	$47,776	$28,630	$-	$9,213	$29,908

EXPENSES:
Mortality and expense risk and admin	71	79	21,972	9,376	3,261	589	2,698

NET INVESTMENT INCOME (LOSS)	415	622	25,804	19,254	(3,261)	8,624	27,210

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(250)	4	32,193	35,752	(8,390)	(528)	(723)
Capital gain distributions	2,692	3,454	572,382	223,291	56,161	2	-

Net realized gain (loss) on investments	2,442	3,458	604,575	259,043	47,771	(526)	(723)

Change in net unrealized appreciation (depreciation) on investments	3,114	1,020	(29)	(111,669)	(21,461)	4,776	27,599

Net realized and unrealized gain (loss) on investments	5,556	4,478	604,546	147,374	26,310	4,250	26,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,971	$5,100	$630,350	$166,628	$23,049	$12,874	$54,086

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series II
INVESTMENT INCOME:
Dividend income	$-	$1,100	$6,423	$-	$12,231	$56,584	$29,534

EXPENSES:
Mortality and expense risk and admin	3,628	304	3,972	9,400	892	2,161	6,431

NET INVESTMENT INCOME (LOSS)	(3,628)	796	2,451	(9,400)	11,339	54,423	23,103

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,719	(2,795)	(44,823)	8,765	(26,154)	(8,807)	13,039
Capital gain distributions	158,748	12,470	105,663	447,539	37,552	-	218,870

Net realized gain (loss) on investments	164,467	9,675	60,840	456,304	11,398	(8,807)	231,909

Change in net unrealized appreciation (depreciation) on investments	(97,912)	(194)	64,455	(65,131)	4,685	21,349	77,650

Net realized and unrealized gain (loss) on investments	66,555	9,481	125,295	391,173	16,083	12,542	309,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,927	$10,277	$127,746	$381,773	$27,422	$66,965	$332,662

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II
INVESTMENT INCOME:
Dividend income	$61,584	$14,278	$-	$12,683	$41,992	$7,150	$1,467

EXPENSES:
Mortality and expense risk and admin	13,961	5,143	8,424	3,142	4,131	2,426	2,007

NET INVESTMENT INCOME (LOSS)	47,623	9,135	(8,424)	9,541	37,861	4,724	(540)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22,667	(6,998)	67,826	(8,269)	4,047	8,697	(16,041)
Capital gain distributions	176,691	77,914	368,593	-	-	46,541	29,443

Net realized gain (loss) on investments	199,358	70,916	436,419	(8,269)	4,047	55,238	13,402

Change in net unrealized appreciation (depreciation) on investments	146,737	100,467	(105,443)	69,304	46,602	37,768	53,120

Net realized and unrealized gain (loss) on investments	346,095	171,383	330,976	61,035	50,649	93,006	66,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$393,718	$180,518	$322,552	$70,576	$88,510	$97,730	$65,982

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. S&P 500 Buffer Fund, December Series II	Invesco V.I. S&P 500 Buffer Fund, September Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares
INVESTMENT INCOME:
Dividend income	$10,262	$-	$-	$39,274	$327,564	$5	$1,163

EXPENSES:
Mortality and expense risk and admin	16,346	293	39	4,714	80,864	4,323	111

NET INVESTMENT INCOME (LOSS)	(6,084)	(293)	(39)	34,560	246,700	(4,318)	1,052

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,401)	17	-	-	51,359	37,201	2
Capital gain distributions	456,315	14,807	-	-	583,799	197,190	109

Net realized gain (loss) on investments	451,914	14,824	-	-	635,158	234,391	111

Change in net unrealized appreciation (depreciation) on investments	(87,082)	2,722	379	-	1,655,443	(49,188)	2,151

Net realized and unrealized gain (loss) on investments	364,832	17,546	379	-	2,290,601	185,203	2,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$358,748	$17,253	$340	$34,560	$2,537,301	$180,885	$3,314

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
INVESTMENT INCOME:
Dividend income	$-	$14,382	$244,097	$5,053	$129	$-	$109,976

EXPENSES:
Mortality and expense risk and admin	8,062	3,825	13,889	2,198	344	1,011	6,117

NET INVESTMENT INCOME (LOSS)	(8,062)	10,557	230,208	2,855	(215)	(1,011)	103,859

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,003	8,861	17,729	6,975	5,942	(2,472)	(2,240)
Capital gain distributions	166,651	-	-	61,109	5,927	67,482	-

Net realized gain (loss) on investments	167,654	8,861	17,729	68,084	11,869	65,010	(2,240)

Change in net unrealized appreciation (depreciation) on investments	243,657	239,818	66,977	11,254	6,875	(10,206)	516

Net realized and unrealized gain (loss) on investments	411,311	248,679	84,706	79,338	18,744	54,804	(1,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$403,249	$259,236	$314,914	$82,193	$18,529	$53,793	$102,135

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS VIT Growth Series, Service Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$12,114	$10,789	$1,730	$-	$-	$692	$4,996

EXPENSES:
Mortality and expense risk and admin	2,706	2,625	785	6,118	503	1,110	2,540

NET INVESTMENT INCOME (LOSS)	9,408	8,164	945	(6,118)	(503)	(418)	2,456

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,036	33,453	9,350	26,615	(3,533)	42	6,452
Capital gain distributions	-	-	-	110,537	22,642	31,488	37,037

Net realized gain (loss) on investments	8,036	33,453	9,350	137,152	19,109	31,530	43,489

Change in net unrealized appreciation (depreciation) on investments	40,131	38,482	18,450	15,732	(9,284)	2,807	60,325

Net realized and unrealized gain (loss) on investments	48,167	71,935	27,800	152,884	9,825	34,337	103,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,575	$80,099	$28,745	$146,766	$9,322	$33,919	$106,270

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT II Research International Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Mid Cap Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$6,818	$11	$980	$216	$4,478	$2,930	$-

EXPENSES:
Mortality and expense risk and admin	1,493	291	326	120	1,573	983	1,544

NET INVESTMENT INCOME (LOSS)	5,325	(280)	654	96	2,905	1,947	(1,544)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	437	(133)	1,129	(1)	(259)	(4,737)	2,075
Capital gain distributions	29,159	9,745	-	2,861	-	31,924	92,642

Net realized gain (loss) on investments	29,596	9,612	1,129	2,860	(259)	27,187	94,717

Change in net unrealized appreciation (depreciation) on investments	70,882	(3,431)	13,430	(1,517)	8,263	(10,026)	(77,148)

Net realized and unrealized gain (loss) on investments	100,478	6,181	14,559	1,343	8,004	17,161	17,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,803	$5,901	$15,213	$1,439	$10,909	$19,108	$16,025

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT New Discovery Series, Service Class	Morgan Stanley VIF Discovery Portfolio, Class II	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$-	$596	$-	$17,427	$3,682	$6,682	$9,090

EXPENSES:
Mortality and expense risk and admin	73	829	686	1,287	517	254	629

NET INVESTMENT INCOME (LOSS)	(73)	(233)	(686)	16,140	3,165	6,428	8,461

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	25	19,974	(822)	(49,137)	383	625	43
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	25	19,974	(822)	(49,137)	383	625	43

Change in net unrealized appreciation (depreciation) on investments	1,369	(7,657)	55,370	89,046	15,765	6,606	11,639

Net realized and unrealized gain (loss) on investments	1,394	12,317	54,548	39,909	16,148	7,231	11,682

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,321	$12,084	$53,862	$56,049	$19,313	$13,659	$20,143

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$138,258	$282,217	$22,701	$132,004	$64,192	$309,352	$370,534

EXPENSES:
Mortality and expense risk and admin	7,298	18,265	2,954	11,525	7,600	23,662	32,944

NET INVESTMENT INCOME (LOSS)	130,960	263,952	19,747	120,479	56,592	285,690	337,590

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,133)	4,700	(3)	3,489	(12,641)	89	(3,338)
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	(5,133)	4,700	(3)	3,489	(12,641)	89	(3,338)

Change in net unrealized appreciation (depreciation) on investments	56,065	238,927	20,129	47,292	94,844	6,688	385,575

Net realized and unrealized gain (loss) on investments	50,932	243,627	20,126	50,781	82,203	6,777	382,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,892	$507,579	$39,873	$171,260	$138,795	$292,467	$719,827

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio
INVESTMENT INCOME:
Dividend income	$12,459	$15,955	$56,682	$706	$3,588,964	$3,402,256	$480,995

EXPENSES:
Mortality and expense risk and admin	1,868	3,546	10,705	95	373,792	1,175,949	79,599

NET INVESTMENT INCOME (LOSS)	10,591	12,409	45,977	611	3,215,172	2,226,307	401,396

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	53	80	8,463	(142)	-	2,265,948	303,392
Capital gain distributions	31,408	134,502	214,204	2,823	576	-	367,991

Net realized gain (loss) on investments	31,461	134,582	222,667	2,681	576	2,265,948	671,383

Change in net unrealized appreciation (depreciation) on investments	14,417	(15,813)	65,367	(128)	-	44,071,881	1,136,448

Net realized and unrealized gain (loss) on investments	45,878	118,769	288,034	2,553	576	46,337,829	1,807,831

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,469	$131,178	$334,011	$3,164	$3,215,748	$48,564,136	$2,209,227

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$467,212	$195,310	$-	$-	$-	$43,040	$7,765

EXPENSES:
Mortality and expense risk and admin	84,073	43,411	39,362	9,973	3,881	7,018	5,475

NET INVESTMENT INCOME (LOSS)	383,139	151,899	(39,362)	(9,973)	(3,881)	36,022	2,290

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22,382	28,147	(16,330)	64,862	(46,159)	9,005	132,922
Capital gain distributions	557,881	561,681	1,073,966	256,825	43,713	104,477	24,235

Net realized gain (loss) on investments	580,263	589,828	1,057,636	321,687	(2,446)	113,482	157,157

Change in net unrealized appreciation (depreciation) on investments	1,969,396	911,079	306,508	189,847	167,238	86,577	468,017

Net realized and unrealized gain (loss) on investments	2,549,659	1,500,907	1,364,144	511,534	164,792	200,059	625,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,932,798	$1,652,806	$1,324,782	$501,561	$160,911	$236,081	$627,464

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$1,266	$-	$99,911

EXPENSES:
Mortality and expense risk and admin	223	1,979	7,795

NET INVESTMENT INCOME (LOSS)	1,043	(1,979)	92,116

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	18	22,567	4,120
Capital gain distributions	3,536	-	-

Net realized gain (loss) on investments	3,554	22,567	4,120

Change in net unrealized appreciation (depreciation) on investments	8,917	87,351	68,566

Net realized and unrealized gain (loss) on investments	12,471	109,918	72,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,514	$107,939	$164,802

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American Funds Global Balanced Fund, Class 4	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,202	$(26,756)	$29,672	$(2,988)	$4,474	$445,377	$34,745
Net realized gain (loss) on investments	74,439	987,552	494,149	(23,669)	224	2,308,219	1,358
Change in net unrealized appreciation (depreciation) on investments	(65,385)	(69,574)	9,599	34,736	26,840	1,589,568	212,908

Net increase (decrease) in net assets resulting from operations	10,256	891,222	533,420	8,079	31,538	4,343,164	249,011

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	258,500	880,970	10,422	-	2,918,707	169,888
Contract maintenance charges	(641)	(17,955)	(10,450)	(2,108)	(19)	(42,033)	(7,218)
Contract owners' benefits	(7,937)	(291,097)	(302,761)	(241,652)	-	(2,425,411)	(14,603)
Net transfers (to) from the Company and/or Subaccounts	(34,268)	746,946	(970,319)	169,804	480,748	1,765,321	46,627

Increase (decrease) in net assets resulting from Contract transactions	(42,846)	696,394	(402,560)	(63,534)	480,729	2,216,584	194,694

Total increase (decrease) in net assets	(32,590)	1,587,616	130,860	(55,455)	512,267	6,559,748	443,705

NET ASSETS:
Beginning of period	748,736	6,872,214	5,902,154	836,713	5,385	27,330,111	1,160,235

End of period	$716,146	$8,459,830	$6,033,014	$781,258	$517,652	$33,889,859	$1,603,940

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,292	$23,169	$60,753	$(1,926)	$(42,739)	$22,674	$17,930
Net realized gain (loss) on investments	71	154,092	1,052,421	46,994	1,667,785	1,369,853	33,409
Change in net unrealized appreciation (depreciation) on investments	4,094	424,833	388,527	169,154	1,267,708	(200,293)	481,736

Net increase (decrease) in net assets resulting from operations	8,457	602,094	1,501,701	214,222	2,892,754	1,192,234	533,075

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	7,366	699,615	46,357	2,149,497	751,860	45,522
Contract maintenance charges	(810)	(7,261)	(10,287)	(4,998)	(30,076)	(15,483)	(7,071)
Contract owners' benefits	(2,604)	(316,813)	(1,131,547)	(201,424)	(3,741,748)	(1,751,823)	(305,114)
Net transfers (to) from the Company and/or Subaccounts	90,885	633,069	(60,399)	234,909	(838,255)	110,772	38,872

Increase (decrease) in net assets resulting from Contract transactions	87,471	316,361	(502,618)	74,844	(2,460,582)	(904,674)	(227,791)

Total increase (decrease) in net assets	95,928	918,455	999,083	289,066	432,172	287,560	305,284

NET ASSETS:
Beginning of period	75,342	2,547,224	7,230,034	1,388,957	15,078,552	6,818,935	2,116,918

End of period	$171,270	$3,465,679	$8,229,117	$1,678,023	$15,510,724	$7,106,495	$2,422,202

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,882	$337,166	$89,132	$38,026	$377,833	$108,440	$27,758
Net realized gain (loss) on investments	159,150	9,430	449	337,984	771,289	291,016	213,928
Change in net unrealized appreciation (depreciation) on investments	665,073	217,808	54,428	298,081	1,461,038	62,390	150,642

Net increase (decrease) in net assets resulting from operations	844,105	564,404	144,009	674,091	2,610,160	461,846	392,328

CONTRACT TRANSACTIONS:
Contract owners' net payments	118,863	991,653	303,046	281,655	1,484,923	326,243	57,946
Contract maintenance charges	(8,191)	(37,099)	(6,666)	(12,700)	(50,198)	(8,477)	(6,973)
Contract owners' benefits	(327,893)	(448,420)	(1,138,820)	(813,507)	(151,292)	(89,413)	(151,009)
Net transfers (to) from the Company and/or Subaccounts	295,651	(236,306)	1,168,194	585,554	209,263	7,633	(712,277)

Increase (decrease) in net assets resulting from Contract transactions	78,430	269,828	325,754	41,002	1,492,696	235,986	(812,313)

Total increase (decrease) in net assets	922,535	834,232	469,763	715,093	4,102,856	697,832	(419,985)

NET ASSETS:
Beginning of period	3,012,370	8,338,131	1,682,132	3,764,383	16,845,720	2,321,448	2,953,917

End of period	$3,934,905	$9,172,363	$2,151,895	$4,479,476	$20,948,576	$3,019,280	$2,533,932

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,714	$(1,574)	$(8,536)	$(7,990)	$(13,488)	$231	$170,250
Net realized gain (loss) on investments	198,622	39,230	134,501	161,072	18,690	(73)	4,291
Change in net unrealized appreciation (depreciation) on investments	(44,586)	5,570	(55,061)	6,643	388,919	417	110,430

Net increase (decrease) in net assets resulting from operations	176,750	43,226	70,904	159,725	394,121	575	284,971

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,589	7,357	-	-	508,163	-	652,417
Contract maintenance charges	(4,347)	(3,201)	(2,468)	(2,933)	(3,149)	(28)	(16,540)
Contract owners' benefits	(379,124)	(4,397)	(64,096)	(54,017)	(516,482)	-	(135,821)
Net transfers (to) from the Company and/or Subaccounts	75,109	(20,545)	(83,921)	(267,843)	12,766	(2,010)	174,925

Increase (decrease) in net assets resulting from Contract transactions	(304,773)	(20,786)	(150,485)	(324,793)	1,298	(2,038)	674,981

Total increase (decrease) in net assets	(128,023)	22,440	(79,581)	(165,068)	395,419	(1,463)	959,952

NET ASSETS:
Beginning of period	1,483,704	536,366	2,231,666	2,187,638	2,872,693	6,632	3,092,198

End of period	$1,355,681	$558,806	$2,152,085	$2,022,570	$3,268,112	$5,169	$4,052,150

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$132,239	$(3,469)	$114,113	$75,499	$2,543	$12,461	$376,027
Net realized gain (loss) on investments	223	6,462	3,986	(248,486)	11,129	30,700	1,558,169
Change in net unrealized appreciation (depreciation) on investments	(28,264)	105,981	75,142	433,580	8,110	104,348	2,543,941

Net increase (decrease) in net assets resulting from operations	104,198	108,974	193,241	260,593	21,782	147,509	4,478,137

CONTRACT TRANSACTIONS:
Contract owners' net payments	95,519	-	405,196	20,502	-	-	3,460,168
Contract maintenance charges	(10,008)	(1,333)	(3,690)	(15,147)	(1,673)	(454)	(28,648)
Contract owners' benefits	(81,884)	(36,051)	(116,675)	(1,420,847)	(114,582)	(51,477)	(1,256,404)
Net transfers (to) from the Company and/or Subaccounts	1,069,888	308	(165,385)	(922,752)	100,618	(78)	(128,650)

Increase (decrease) in net assets resulting from Contract transactions	1,073,515	(37,076)	119,446	(2,338,244)	(15,637)	(52,009)	2,046,466

Total increase (decrease) in net assets	1,177,713	71,898	312,687	(2,077,651)	6,145	95,500	6,524,603

NET ASSETS:
Beginning of period	1,293,258	854,896	2,963,066	5,487,346	127,557	886,334	28,579,772

End of period	$2,470,971	$926,794	$3,275,753	$3,409,695	$133,702	$981,834	$35,104,375

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$423,913	$(9,143)	$19,026	$36,122	$104,872	$24,312	$15,513
Net realized gain (loss) on investments	(9,345)	415,296	(16,033)	47,546	(8,663)	9,151	30,799
Change in net unrealized appreciation (depreciation) on investments	449,040	67,754	97,340	592,367	155,794	157,912	234,074

Net increase (decrease) in net assets resulting from operations	863,608	473,907	100,333	676,035	252,003	191,375	280,386

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,519,586	166,277	260,544	619,669	608,004	-	343,583
Contract maintenance charges	(37,532)	(4,574)	(1,137)	(10,483)	(11,332)	-	(2,134)
Contract owners' benefits	(509,473)	(536,560)	(274,066)	(264,794)	(414,394)	(79,634)	(48,424)
Net transfers (to) from the Company and/or Subaccounts	597,684	1,586,480	43,642	513,029	420,590	126,263	(141,102)

Increase (decrease) in net assets resulting from Contract transactions	1,570,265	1,211,623	28,983	857,421	602,868	46,629	151,923

Total increase (decrease) in net assets	2,433,873	1,685,530	129,316	1,533,456	854,871	238,004	432,309

NET ASSETS:
Beginning of period	13,398,051	1,380,686	1,181,632	4,632,191	2,599,096	1,297,180	1,456,644

End of period	$15,831,924	$3,066,216	$1,310,948	$6,165,647	$3,453,967	$1,535,184	$1,888,953

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,148)	$(18,100)	$(1,670)	$8,292	$368,796	$753,251	$(5,500)
Net realized gain (loss) on investments	29,017	840,202	55,016	17,480	45,020	(1,867)	786,180
Change in net unrealized appreciation (depreciation) on investments	58,288	(45,529)	54,310	247,364	3,719,571	496,591	(47,976)

Net increase (decrease) in net assets resulting from operations	80,157	776,573	107,656	273,136	4,133,387	1,247,975	732,704

CONTRACT TRANSACTIONS:
Contract owners' net payments	147,953	1,540,977	9,852	90,826	1,596,882	1,422,248	652,498
Contract maintenance charges	(270)	(7,403)	(4,535)	(3,567)	(35,888)	(53,399)	(24,701)
Contract owners' benefits	(142,555)	(1,326,989)	(100,819)	(18,623)	(583,711)	(789,593)	(566,049)
Net transfers (to) from the Company and/or Subaccounts	(806,069)	717,296	74,854	3,624	3,088,908	7,827,174	403,356

Increase (decrease) in net assets resulting from Contract transactions	(800,941)	923,881	(20,648)	72,260	4,066,191	8,406,430	465,104

Total increase (decrease) in net assets	(720,784)	1,700,454	87,008	345,396	8,199,578	9,654,405	1,197,808

NET ASSETS:
Beginning of period	2,274,148	3,870,348	872,285	1,482,557	10,840,859	16,182,562	6,017,156

End of period	$1,553,364	$5,570,802	$959,293	$1,827,953	$19,040,437	$25,836,967	$7,214,964

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$139,339	$(63,138)	$54,298	$43,743	$6,227	$(1,087)	$154,034
Net realized gain (loss) on investments	2,935	1,191,320	61,025	123,726	59,689	(33,971)	52,776
Change in net unrealized appreciation (depreciation) on investments	(78,184)	1,933,161	1,337,527	196,659	55,401	76,159	175,171

Net increase (decrease) in net assets resulting from operations	64,090	3,061,343	1,452,850	364,128	121,317	41,101	381,981

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	2,063,905	532,500	-	85,058	-	190,030
Contract maintenance charges	(3,554)	(16,342)	(7,088)	(6,264)	(2,092)	(674)	(4,084)
Contract owners' benefits	(164)	(3,145,236)	(943,001)	(159,219)	(47,803)	(1,665)	(426,779)
Net transfers (to) from the Company and/or Subaccounts	-	728,690	613,954	380,859	61,821	(42,992)	98,301

Increase (decrease) in net assets resulting from Contract transactions	(3,718)	(368,983)	196,365	215,376	96,984	(45,331)	(142,532)

Total increase (decrease) in net assets	60,372	2,692,360	1,649,215	579,504	218,301	(4,230)	239,449

NET ASSETS:
Beginning of period	612,935	13,083,765	8,692,046	2,664,571	1,306,506	307,562	3,060,663

End of period	$673,307	$15,776,125	$10,341,261	$3,244,075	$1,524,807	$303,332	$3,300,112

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$415	$622	$25,804	$19,254	$(3,261)	$8,624	$27,210
Net realized gain (loss) on investments	2,442	3,458	604,575	259,043	47,771	(526)	(723)
Change in net unrealized appreciation (depreciation) on investments	3,114	1,020	(29)	(111,669)	(21,461)	4,776	27,599

Net increase (decrease) in net assets resulting from operations	5,971	5,100	630,350	166,628	23,049	12,874	54,086

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	351,364	250,623	7,463	-	305,376
Contract maintenance charges	(99)	-	(10,875)	(9,679)	(3,790)	(401)	(4,954)
Contract owners' benefits	(13,515)	(5,268)	(800,587)	(543,897)	(66,682)	-	(27,811)
Net transfers (to) from the Company and/or Subaccounts	(463)	16,783	425,981	(371,825)	25,151	(5,971)	(87,120)

Increase (decrease) in net assets resulting from Contract transactions	(14,077)	11,515	(34,117)	(674,778)	(37,858)	(6,372)	185,491

Total increase (decrease) in net assets	(8,106)	16,615	596,233	(508,150)	(14,809)	6,502	239,577

NET ASSETS:
Beginning of period	32,488	19,463	4,994,163	3,166,983	1,004,711	197,783	644,442

End of period	$24,382	$36,078	$5,590,396	$2,658,833	$989,902	$204,285	$884,019

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Invesco V.I. Balanced- Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,628)	$796	$2,451	$(9,400)	$11,339	$54,423	$23,103
Net realized gain (loss) on investments	164,467	9,675	60,840	456,304	11,398	(8,807)	231,909
Change in net unrealized appreciation (depreciation) on investments	(97,912)	(194)	64,455	(65,131)	4,685	21,349	77,650

Net increase (decrease) in net assets resulting from operations	62,927	10,277	127,746	381,773	27,422	66,965	332,662

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	69,496	28,439	19,253	-	103,835
Contract maintenance charges	(1,348)	(1,092)	(3,195)	(4,107)	(844)	(6,730)	(7,020)
Contract owners' benefits	(55,102)	(23,081)	(8,398)	(339,928)	(167,497)	(276,050)	(25,159)
Net transfers (to) from the Company and/or Subaccounts	72,352	4,316	(37,002)	502,967	76,985	(3,471)	23,157

Increase (decrease) in net assets resulting from Contract transactions	15,902	(19,857)	20,901	187,371	(72,103)	(286,251)	94,813

Total increase (decrease) in net assets	78,829	(9,580)	148,647	569,144	(44,681)	(219,286)	427,475

NET ASSETS:
Beginning of period	858,885	129,948	1,171,555	2,064,206	206,576	802,849	1,922,545

End of period	$937,714	$120,368	$1,320,202	$2,633,350	$161,895	$583,563	$2,350,020

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,623	$9,135	$(8,424)	$9,541	$37,861	$4,724	$(540)
Net realized gain (loss) on investments	199,358	70,916	436,419	(8,269)	4,047	55,238	13,402
Change in net unrealized appreciation (depreciation) on investments	146,737	100,467	(105,443)	69,304	46,602	37,768	53,120

Net increase (decrease) in net assets resulting from operations	393,718	180,518	322,552	70,576	88,510	97,730	65,982

CONTRACT TRANSACTIONS:
Contract owners' net payments	142,008	-	-	-	143,978	-	450
Contract maintenance charges	(9,393)	(1,241)	(2,253)	(1,624)	(3,452)	(1,878)	(361)
Contract owners' benefits	(404,833)	(3,435)	(1,037,087)	(343,718)	(311,828)	(154,276)	(129,013)
Net transfers (to) from the Company and/or Subaccounts	(521,913)	(181,382)	88,270	(479,064)	18,769	(27,415)	41,104

Increase (decrease) in net assets resulting from Contract transactions	(794,131)	(186,058)	(951,070)	(824,406)	(152,533)	(183,569)	(87,820)

Total increase (decrease) in net assets	(400,413)	(5,540)	(628,518)	(753,830)	(64,023)	(85,839)	(21,838)

NET ASSETS:
Beginning of period	3,742,634	1,255,154	2,157,175	1,471,926	1,262,703	728,514	500,871

End of period	$3,342,221	$1,249,614	$1,528,657	$718,096	$1,198,680	$642,675	$479,033

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. S&P 500 Buffer Fund, December Series II	Invesco V.I. S&P 500 Buffer Fund, September Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,084)	$(293)	$(39)	$34,560	$246,700	$(4,318)	$1,052
Net realized gain (loss) on investments	451,914	14,824	-	-	635,158	234,391	111
Change in net unrealized appreciation (depreciation) on investments	(87,082)	2,722	379	-	1,655,443	(49,188)	2,151

Net increase (decrease) in net assets resulting from operations	358,748	17,253	340	34,560	2,537,301	180,885	3,314

CONTRACT TRANSACTIONS:
Contract owners' net payments	490,423	198,274	-	-	3,608,093	11,036	-
Contract maintenance charges	(4,324)	(835)	(114)	(599)	(1,947)	(810)	-
Contract owners' benefits	(142,446)	-	-	(2,323,939)	(3,232,201)	(1,140,300)	-
Net transfers (to) from the Company and/or Subaccounts	200,054	47,657	90,712	1,892,863	232,762	(9,256)	10,613

Increase (decrease) in net assets resulting from Contract transactions	543,707	245,096	90,598	(431,675)	606,707	(1,139,330)	10,613

Total increase (decrease) in net assets	902,455	262,349	90,938	(397,115)	3,144,008	(958,445)	13,927

NET ASSETS:
Beginning of period	3,726,232	-	-	1,538,720	17,277,310	1,574,870	17,015

End of period	$4,628,687	$262,349	$90,938	$1,141,605	$20,421,318	$616,425	$30,942

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,062)	$10,557	$230,208	$2,855	$(215)	$(1,011)	$103,859
Net realized gain (loss) on investments	167,654	8,861	17,729	68,084	11,869	65,010	(2,240)
Change in net unrealized appreciation (depreciation) on investments	243,657	239,818	66,977	11,254	6,875	(10,206)	516

Net increase (decrease) in net assets resulting from operations	403,249	259,236	314,914	82,193	18,529	53,793	102,135

CONTRACT TRANSACTIONS:
Contract owners' net payments	95,104	8,955	603,865	414,349	-	76,455	171,991
Contract maintenance charges	(1,139)	(2,750)	(16,215)	(1,617)	(190)	(1,774)	(7,254)
Contract owners' benefits	(125,577)	(6,453)	(289,111)	(92,204)	(26,465)	(12,182)	(25,478)
Net transfers (to) from the Company and/or Subaccounts	(430,962)	262,958	(42,603)	(135,941)	(121,464)	40,755	550,971

Increase (decrease) in net assets resulting from Contract transactions	(462,574)	262,710	255,936	184,587	(148,119)	103,254	690,230

Total increase (decrease) in net assets	(59,325)	521,946	570,850	266,780	(129,590)	157,047	792,365

NET ASSETS:
Beginning of period	2,137,048	656,862	3,627,485	635,428	160,672	245,408	1,713,533

End of period	$2,077,723	$1,178,808	$4,198,335	$902,208	$31,082	$402,455	$2,505,898

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS VIT Growth Series, Service Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,408	$8,164	$945	$(6,118)	$(503)	$(418)	$2,456
Net realized gain (loss) on investments	8,036	33,453	9,350	137,152	19,109	31,530	43,489
Change in net unrealized appreciation (depreciation) on investments	40,131	38,482	18,450	15,732	(9,284)	2,807	60,325

Net increase (decrease) in net assets resulting from operations	57,575	80,099	28,745	146,766	9,322	33,919	106,270

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	7,357	-	388,638
Contract maintenance charges	(518)	(1,062)	-	(522)	-	(465)	(2,044)
Contract owners' benefits	(50,314)	(193,085)	(90,594)	(234,044)	(11)	-	(3,594)
Net transfers (to) from the Company and/or Subaccounts	12,316	(26,173)	(1,082)	(19,194)	(33,728)	1,096	137,910

Increase (decrease) in net assets resulting from Contract transactions	(38,516)	(220,320)	(91,676)	(253,760)	(26,382)	631	520,910

Total increase (decrease) in net assets	19,059	(140,221)	(62,931)	(106,994)	(17,060)	34,550	627,180

NET ASSETS:
Beginning of period	648,673	819,702	210,203	1,505,331	141,062	287,466	267,192

End of period	$667,732	$679,481	$147,272	$1,398,337	$124,002	$322,016	$894,372

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT II Research International Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Mid Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,325	$(280)	$654	$96	$2,905	$1,947	$(1,544)
Net realized gain (loss) on investments	29,596	9,612	1,129	2,860	(259)	27,187	94,717
Change in net unrealized appreciation (depreciation) on investments	70,882	(3,431)	13,430	(1,517)	8,263	(10,026)	(77,148)

Net increase (decrease) in net assets resulting from operations	105,803	5,901	15,213	1,439	10,909	19,108	16,025

CONTRACT TRANSACTIONS:
Contract owners' net payments	167,850	6,438	-	-	16,353	8,368	23,178
Contract maintenance charges	(859)	-	(169)	(82)	(304)	(1,779)	(2,032)
Contract owners' benefits	(4,582)	(15)	(3,540)	-	-	-	(11,780)
Net transfers (to) from the Company and/or Subaccounts	227,202	(3,255)	(735)	1	81,059	(48,054)	(5,240)

Increase (decrease) in net assets resulting from Contract transactions	389,611	3,168	(4,444)	(81)	97,108	(41,465)	4,126

Total increase (decrease) in net assets	495,414	9,069	10,769	1,358	108,017	(22,357)	20,151

NET ASSETS:
Beginning of period	161,821	62,843	69,769	28,677	290,792	334,587	452,405

End of period	$657,235	$71,912	$80,538	$30,035	$398,809	$312,230	$472,556

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT New Discovery Series, Service Class	Morgan Stanley VIF Discovery Portfolio, Class II	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(73)	$(233)	$(686)	$16,140	$3,165	$6,428	$8,461
Net realized gain (loss) on investments	25	19,974	(822)	(49,137)	383	625	43
Change in net unrealized appreciation (depreciation) on investments	1,369	(7,657)	55,370	89,046	15,765	6,606	11,639

Net increase (decrease) in net assets resulting from operations	1,321	12,084	53,862	56,049	19,313	13,659	20,143

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	98,550	-	12,576	5,383	-
Contract maintenance charges	-	(75)	(1,011)	(1,621)	(245)	(565)	(150)
Contract owners' benefits	(105)	-	(853)	(265,839)	-	(2,153)	(794)
Net transfers (to) from the Company and/or Subaccounts	36,447	36,969	82,640	17,917	105,643	(10,449)	1,716

Increase (decrease) in net assets resulting from Contract transactions	36,342	36,894	179,326	(249,543)	117,974	(7,784)	772

Total increase (decrease) in net assets	37,663	48,978	233,188	(193,494)	137,287	5,875	20,915

NET ASSETS:
Beginning of period	8,421	167,371	55,846	412,760	122,628	92,172	136,706

End of period	$46,084	$216,349	$289,034	$219,266	$259,915	$98,047	$157,621

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$130,960	$263,952	$19,747	$120,479	$56,592	$285,690	$337,590
Net realized gain (loss) on investments	(5,133)	4,700	(3)	3,489	(12,641)	89	(3,338)
Change in net unrealized appreciation (depreciation) on investments	56,065	238,927	20,129	47,292	94,844	6,688	385,575

Net increase (decrease) in net assets resulting from operations	181,892	507,579	39,873	171,260	138,795	292,467	719,827

CONTRACT TRANSACTIONS:
Contract owners' net payments	80,072	194,199	-	318,270	62,307	918,745	701,904
Contract maintenance charges	(6,963)	(12,349)	(2,928)	(7,166)	(3,405)	(23,343)	(30,715)
Contract owners' benefits	(53,194)	(29,206)	(13,221)	(516,213)	(120,236)	(548,947)	(414,440)
Net transfers (to) from the Company and/or Subaccounts	535,448	2,360,361	6,333	1,416,211	34,798	1,391,731	2,016,856

Increase (decrease) in net assets resulting from Contract transactions	555,363	2,513,005	(9,816)	1,211,102	(26,536)	1,738,186	2,273,605

Total increase (decrease) in net assets	737,255	3,020,584	30,057	1,382,362	112,259	2,030,653	2,993,432

NET ASSETS:
Beginning of period	1,829,796	4,806,484	694,933	3,001,377	1,938,194	6,392,410	8,760,823

End of period	$2,567,051	$7,827,068	$724,990	$4,383,739	$2,050,453	$8,423,063	$11,754,255

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,591	$12,409	$45,977	$611	$3,215,172	$2,226,307	$401,396
Net realized gain (loss) on investments	31,461	134,582	222,667	2,681	576	2,265,948	671,383
Change in net unrealized appreciation (depreciation) on investments	14,417	(15,813)	65,367	(128)	-	44,071,881	1,136,448

Net increase (decrease) in net assets resulting from operations	56,469	131,178	334,011	3,164	3,215,748	48,564,136	2,209,227

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	411,105	113,167	-	32,944,202	44,284,046	1,820,664
Contract maintenance charges	(6,083)	(1,600)	(10,599)	(289)	(74,892)	(306,545)	(11,833)
Contract owners' benefits	(23,402)	-	(154,267)	(697)	(15,685,861)	(28,691,457)	(456,227)
Net transfers (to) from the Company and/or Subaccounts	7,212	1	(1,397)	(1)	(17,967,156)	(6,768,181)	(7,822,685)

Increase (decrease) in net assets resulting from Contract transactions	(22,273)	409,506	(53,096)	(987)	(783,707)	8,517,863	(6,470,081)

Total increase (decrease) in net assets	34,196	540,684	280,915	2,177	2,432,041	57,081,999	(4,260,854)

NET ASSETS:
Beginning of period	537,569	833,733	2,667,520	39,359	84,508,181	258,381,407	19,146,648

End of period	$571,765	$1,374,417	$2,948,435	$41,536	$86,940,222	$315,463,406	$14,885,794

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$383,139	$151,899	$(39,362)	$(9,973)	$(3,881)	$36,022	$2,290
Net realized gain (loss) on investments	580,263	589,828	1,057,636	321,687	(2,446)	113,482	157,157
Change in net unrealized appreciation (depreciation) on investments	1,969,396	911,079	306,508	189,847	167,238	86,577	468,017

Net increase (decrease) in net assets resulting from operations	2,932,798	1,652,806	1,324,782	501,561	160,911	236,081	627,464

CONTRACT TRANSACTIONS:
Contract owners' net payments	933,662	661,035	320,468	122,362	-	368,450	80,824
Contract maintenance charges	(11,285)	(4,253)	(5,751)	(6,174)	(2,860)	(5,633)	(4,879)
Contract owners' benefits	(1,456,427)	(1,226,024)	(1,120,538)	(571,960)	(287,199)	(292,410)	(549,986)
Net transfers (to) from the Company and/or Subaccounts	1,003,518	357,444	137,611	654,759	103,531	551,986	(282,837)

Increase (decrease) in net assets resulting from Contract transactions	469,468	(211,798)	(668,210)	198,987	(186,528)	622,393	(756,878)

Total increase (decrease) in net assets	3,402,266	1,441,008	656,572	700,548	(25,617)	858,474	(129,414)

NET ASSETS:
Beginning of period	18,772,130	9,593,940	9,055,735	2,178,702	1,228,204	1,589,685	1,857,615

End of period	$22,174,396	$11,034,948	$9,712,307	$2,879,250	$1,202,587	$2,448,159	$1,728,201

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,043	$(1,979)	$92,116
Net realized gain (loss) on investments	3,554	22,567	4,120
Change in net unrealized appreciation (depreciation) on investments	8,917	87,351	68,566

Net increase (decrease) in net assets resulting from operations	13,514	107,939	164,802

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	92,127
Contract maintenance charges	(55)	(1,835)	(10,796)
Contract owners' benefits	(769)	(22,018)	(64,040)
Net transfers (to) from the Company and/or Subaccounts	5	(256,559)	113,473

Increase (decrease) in net assets resulting from Contract transactions	(819)	(280,412)	130,764

Total increase (decrease) in net assets	12,695	(172,473)	295,566

NET ASSETS:
Beginning of period	47,604	733,035	2,275,949

End of period	$60,299	$560,562	$2,571,515

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American Funds Global Balanced Fund, Class 4	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,458	$(24,921)	$41,671	$(2,490)	$62	$397,505	$31,673
Net realized gain (loss) on investments	43,560	440,061	170,157	3,366	-	1,097,400	810
Change in net unrealized appreciation (depreciation) on investments	17,505	961,075	162,436	92,669	(187)	1,981,697	64,263

Net increase (decrease) in net assets resulting from operations	62,523	1,376,215	374,264	93,545	(125)	3,476,602	96,746

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,865	2,933,073	961,152	134,694	-	2,603,295	-
Contract maintenance charges	(696)	(27,494)	(16,519)	(2,615)	-	(42,841)	(7,547)
Contract owners' benefits	(64,276)	(223,965)	(94,913)	(65,918)	-	(1,380,438)	(11,192)
Net transfers (to) from the Company and/or Subaccounts	7,196	(2,227,898)	1,957,008	120,228	5,510	557,431	33,399

Increase (decrease) in net assets resulting from Contract transactions	(54,911)	453,716	2,806,728	186,389	5,510	1,737,447	14,660

Total increase (decrease) in net assets	7,612	1,829,931	3,180,992	279,934	5,385	5,214,049	111,406

NET ASSETS:
Beginning of period	741,124	5,042,283	2,721,162	556,779	-	22,116,062	1,048,829

End of period	$748,736	$6,872,214	$5,902,154	$836,713	$5,385	$27,330,111	$1,160,235

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,249	$28,821	$68,544	$6,279	$(31,533)	$32,067	$14,008
Net realized gain (loss) on investments	182	21,740	328,576	47,977	380,456	296,085	11,735
Change in net unrealized appreciation (depreciation) on investments	(4,478)	253,217	462,152	(29,899)	3,041,413	854,319	27,494

Net increase (decrease) in net assets resulting from operations	(3,047)	303,778	859,272	24,357	3,390,336	1,182,471	53,237

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	124,559	949,948	197,879	1,076,005	977,895	173,089
Contract maintenance charges	(751)	(7,519)	(10,196)	(4,823)	(30,363)	(15,396)	(7,597)
Contract owners' benefits	(2,619)	(175,461)	(679,826)	(25,530)	(1,084,058)	(133,206)	(105,399)
Net transfers (to) from the Company and/or Subaccounts	3,938	(79,700)	(607,578)	146,556	1,011,007	(135,048)	(109,842)

Increase (decrease) in net assets resulting from Contract transactions	568	(138,121)	(347,652)	314,082	972,591	694,245	(49,749)

Total increase (decrease) in net assets	(2,479)	165,657	511,620	338,439	4,362,927	1,876,716	3,488

NET ASSETS:
Beginning of period	77,821	2,381,567	6,718,414	1,050,518	10,715,625	4,942,219	2,113,430

End of period	$75,342	$2,547,224	$7,230,034	$1,388,957	$15,078,552	$6,818,935	$2,116,918

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,102	$283,045	$58,055	$39,009	$301,925	$24,478	$6,416
Net realized gain (loss) on investments	34,278	(2,613)	(27,258)	119,247	946,714	202,926	10,677
Change in net unrealized appreciation (depreciation) on investments	88,538	(239,077)	(33,297)	404,832	216,869	(50,009)	(10,847)

Net increase (decrease) in net assets resulting from operations	146,918	41,355	(2,500)	563,088	1,465,508	177,395	6,246

CONTRACT TRANSACTIONS:
Contract owners' net payments	716,241	1,273,824	238,048	761,759	3,163,724	426,672	109,623
Contract maintenance charges	(6,484)	(38,715)	(6,507)	(16,603)	(57,086)	(8,494)	(13,768)
Contract owners' benefits	(440,707)	(432,327)	(133,962)	(765,795)	(332,912)	(324,675)	(173,435)
Net transfers (to) from the Company and/or Subaccounts	(81,737)	643,762	(243,667)	132,439	330,341	(134,424)	(211,458)

Increase (decrease) in net assets resulting from Contract transactions	187,313	1,446,544	(146,088)	111,800	3,104,067	(40,921)	(289,038)

Total increase (decrease) in net assets	334,231	1,487,899	(148,588)	674,888	4,569,575	136,474	(282,792)

NET ASSETS:
Beginning of period	2,678,139	6,850,232	1,830,720	3,089,495	12,276,145	2,184,974	3,236,709

End of period	$3,012,370	$8,338,131	$1,682,132	$3,764,383	$16,845,720	$2,321,448	$2,953,917

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,712	$(1,383)	$(1,250)	$(8,156)	$(15,918)	$135	$95,956
Net realized gain (loss) on investments	157,035	24,737	65,273	22,664	584,102	(6)	(8,184)
Change in net unrealized appreciation (depreciation) on investments	8,689	87,399	134,891	66,603	26,979	(120)	(74,877)

Net increase (decrease) in net assets resulting from operations	176,436	110,753	198,914	81,111	595,163	9	12,895

CONTRACT TRANSACTIONS:
Contract owners' net payments	300,890	19,091	38,124	72,337	372,941	6,973	601,279
Contract maintenance charges	(4,696)	(3,544)	(2,606)	(5,177)	(3,188)	(8)	(13,592)
Contract owners' benefits	(141,606)	(3,832)	(8,900)	(17,645)	(419,087)	(350)	(674,586)
Net transfers (to) from the Company and/or Subaccounts	92,800	15,391	(199,823)	(72,322)	(2,072,229)	8	937,029

Increase (decrease) in net assets resulting from Contract transactions	247,388	27,106	(173,205)	(22,807)	(2,121,563)	6,623	850,130

Total increase (decrease) in net assets	423,824	137,859	25,709	58,304	(1,526,400)	6,632	863,025

NET ASSETS:
Beginning of period	1,059,880	398,507	2,205,957	2,129,334	4,399,093	-	2,229,173

End of period	$1,483,704	$536,366	$2,231,666	$2,187,638	$2,872,693	$6,632	$3,092,198

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,009	$(4,449)	$38,519	$109,105	$2,510	$12,190	$316,128
Net realized gain (loss) on investments	2,368	51,469	(2,886)	(48,335)	1,268	9,464	876,262
Change in net unrealized appreciation (depreciation) on investments	7,749	90,852	(28,475)	(24,506)	5,954	43,816	2,022,165

Net increase (decrease) in net assets resulting from operations	49,126	137,872	7,158	36,264	9,732	65,470	3,214,555

CONTRACT TRANSACTIONS:
Contract owners' net payments	282,499	57,432	166,073	-	-	8,156	4,181,108
Contract maintenance charges	(4,125)	(1,700)	(6,056)	(22,596)	(1,633)	(321)	(25,992)
Contract owners' benefits	(30,178)	(188,930)	(98,350)	(384,128)	(7,588)	(31,391)	(2,616,244)
Net transfers (to) from the Company and/or Subaccounts	145,910	(20,539)	1,916,114	254,512	525	155,049	3,477,147

Increase (decrease) in net assets resulting from Contract transactions	394,106	(153,737)	1,977,781	(152,212)	(8,696)	131,493	5,016,019

Total increase (decrease) in net assets	443,232	(15,865)	1,984,939	(115,948)	1,036	196,963	8,230,574

NET ASSETS:
Beginning of period	850,026	870,761	978,127	5,603,294	126,521	689,371	20,349,198

End of period	$1,293,258	$854,896	$2,963,066	$5,487,346	$127,557	$886,334	$28,579,772

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$283,587	$(2,379)	$17,598	$35,374	$79,909	$20,466	$11,501
Net realized gain (loss) on investments	17,859	162,349	30,467	15,303	7,386	1,964	(7,632)
Change in net unrealized appreciation (depreciation) on investments	(240,944)	(82,501)	(11,711)	386,872	40,131	35,806	141,431

Net increase (decrease) in net assets resulting from operations	60,502	77,469	36,354	437,549	127,426	58,236	145,300

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,109,115	126,477	195,573	1,253,304	40,000	643,824	78,016
Contract maintenance charges	(27,328)	(2,092)	(1,410)	(6,520)	(11,697)	(15)	(1,857)
Contract owners' benefits	(671,387)	(99,523)	(1,033,981)	(260,777)	(242,642)	(4,136)	(27,189)
Net transfers (to) from the Company and/or Subaccounts	2,349,029	1,278,355	402,307	18,378	167,459	(11,659)	44,470

Increase (decrease) in net assets resulting from Contract transactions	4,759,429	1,303,217	(437,511)	1,004,385	(46,880)	628,014	93,440

Total increase (decrease) in net assets	4,819,931	1,380,686	(401,157)	1,441,934	80,546	686,250	238,740

NET ASSETS:
Beginning of period	8,578,120	-	1,582,789	3,190,257	2,518,550	610,930	1,217,904

End of period	$13,398,051	$1,380,686	$1,181,632	$4,632,191	$2,599,096	$1,297,180	$1,456,644

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,782)	$(11,322)	$(4,634)	$4,486	$256,202	$461,335	$2,993
Net realized gain (loss) on investments	(8,847)	798,040	6,505	13,047	8,451	10,309	807,803
Change in net unrealized appreciation (depreciation) on investments	477,932	(306,579)	69,994	49,803	106,988	(337,193)	(64,274)

Net increase (decrease) in net assets resulting from operations	461,303	480,139	71,865	67,336	371,641	134,451	746,522

CONTRACT TRANSACTIONS:
Contract owners' net payments	538,264	1,067,597	-	650,301	1,836,470	2,805,056	1,300,477
Contract maintenance charges	(76)	(5,465)	(5,589)	(3,392)	(24,715)	(29,444)	(23,817)
Contract owners' benefits	(263,423)	(439,697)	(150,406)	(276,938)	(294,836)	(929,426)	(339,985)
Net transfers (to) from the Company and/or Subaccounts	328,233	1,792,514	(247,501)	388,695	657,467	1,397,062	179,339

Increase (decrease) in net assets resulting from Contract transactions	602,998	2,414,949	(403,496)	758,666	2,174,386	3,243,248	1,116,014

Total increase (decrease) in net assets	1,064,301	2,895,088	(331,631)	826,002	2,546,027	3,377,699	1,862,536

NET ASSETS:
Beginning of period	1,209,847	975,260	1,203,916	656,555	8,294,832	12,804,863	4,154,620

End of period	$2,274,148	$3,870,348	$872,285	$1,482,557	$10,840,859	$16,182,562	$6,017,156

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,573	$(46,767)	$62,276	$33,995	$6,067	$(1,291)	$114,032
Net realized gain (loss) on investments	11,405	447,938	287,364	75,591	178,199	(22,798)	11,583
Change in net unrealized appreciation (depreciation) on investments	35,336	2,590,253	1,343,696	213,256	(92,232)	103,936	16,293

Net increase (decrease) in net assets resulting from operations	55,314	2,991,424	1,693,336	322,842	92,034	79,847	141,908

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	2,098,447	1,658,186	801,409	437,258	2,077	950,983
Contract maintenance charges	(4,938)	(15,931)	(10,308)	(3,983)	(1,876)	(678)	(4,975)
Contract owners' benefits	(100,000)	(2,094,770)	(790,660)	(22,684)	(18,853)	(11,242)	(187,870)
Net transfers (to) from the Company and/or Subaccounts	(46,951)	2,492,917	(975,765)	487,661	267,984	(22,649)	222,278

Increase (decrease) in net assets resulting from Contract transactions	(151,889)	2,480,663	(118,547)	1,262,403	684,513	(32,492)	980,416

Total increase (decrease) in net assets	(96,575)	5,472,087	1,574,789	1,585,245	776,547	47,355	1,122,324

NET ASSETS:
Beginning of period	709,510	7,611,678	7,117,257	1,079,326	529,959	260,207	1,938,339

End of period	$612,935	$13,083,765	$8,692,046	$2,664,571	$1,306,506	$307,562	$3,060,663

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$519	$333	$33,071	$18,325	$(4,269)	$11,446	$20,174
Net realized gain (loss) on investments	4,750	(38)	306,063	77,746	(146,668)	(8,371)	(3,587)
Change in net unrealized appreciation (depreciation) on investments	(2,941)	1,958	181,386	209,569	276,851	6,706	(14,098)

Net increase (decrease) in net assets resulting from operations	2,328	2,253	520,520	305,640	125,914	9,781	2,489

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	502,547	418,556	12,561	-	-
Contract maintenance charges	(276)	-	(18,613)	(11,484)	(4,983)	(525)	(3,708)
Contract owners' benefits	(10,078)	(5,067)	(937,311)	(168,008)	(358,057)	(62,533)	(34,657)
Net transfers (to) from the Company and/or Subaccounts	(15,099)	(225)	(471,367)	33,751	(37,151)	(17,195)	113,179

Increase (decrease) in net assets resulting from Contract transactions	(25,453)	(5,292)	(924,744)	272,815	(387,630)	(80,253)	74,814

Total increase (decrease) in net assets	(23,125)	(3,039)	(404,224)	578,455	(261,716)	(70,472)	77,303

NET ASSETS:
Beginning of period	55,613	22,502	5,398,387	2,588,528	1,266,427	268,255	567,139

End of period	$32,488	$19,463	$4,994,163	$3,166,983	$1,004,711	$197,783	$644,442

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,531)	$636	$6,187	$(7,962)	$5,803	$47,824	$23,086
Net realized gain (loss) on investments	116,216	7,451	98,165	230,593	(5,117)	4,312	131,156
Change in net unrealized appreciation (depreciation) on investments	36,178	6,835	19,248	302,354	22,500	(20,878)	10,299

Net increase (decrease) in net assets resulting from operations	148,863	14,922	123,600	524,985	23,186	31,258	164,541

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,895	-	542,642	88,381	-	-	692,058
Contract maintenance charges	(2,043)	(1,468)	(3,078)	(3,417)	(1,278)	(8,846)	(6,419)
Contract owners' benefits	(20,638)	(13,359)	(15,924)	(322,218)	(34,537)	(98,130)	(19,934)
Net transfers (to) from the Company and/or Subaccounts	(233,077)	(295)	53,938	18,869	(1)	69,053	81,100

Increase (decrease) in net assets resulting from Contract transactions	(250,863)	(15,122)	577,578	(218,385)	(35,816)	(37,923)	746,805

Total increase (decrease) in net assets	(102,000)	(200)	701,178	306,600	(12,630)	(6,665)	911,346

NET ASSETS:
Beginning of period	960,885	130,148	470,377	1,757,606	219,206	809,514	1,011,199

End of period	$858,885	$129,948	$1,171,555	$2,064,206	$206,576	$802,849	$1,922,545

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$42,670	$44,280	$14,736	$(7,785)	$32,655	$26,402	$5,111
Net realized gain (loss) on investments	(163,336)	149,297	12,307	169,741	4,268	26,209	119,322
Change in net unrealized appreciation (depreciation) on investments	146,080	103,285	(27,725)	100,369	(50,771)	(38,442)	21,803

Net increase (decrease) in net assets resulting from operations	25,414	296,862	(682)	262,325	(13,848)	14,169	146,236

CONTRACT TRANSACTIONS:
Contract owners' net payments	416,484	398,402	-	46,106	182,720	508,022	64,276
Contract maintenance charges	(1,617)	(9,227)	(1,667)	(2,799)	(3,815)	(2,685)	(8,579)
Contract owners' benefits	(33,942)	(371,282)	(26,236)	(323,726)	(39,307)	(15,065)	(786,985)
Net transfers (to) from the Company and/or Subaccounts	(1,848,378)	1,743,342	31,242	518,026	286,699	(699,294)	(23,600)

Increase (decrease) in net assets resulting from Contract transactions	(1,467,453)	1,761,235	3,339	237,607	426,297	(209,022)	(754,888)

Total increase (decrease) in net assets	(1,442,039)	2,058,097	2,657	499,932	412,449	(194,853)	(608,652)

NET ASSETS:
Beginning of period	1,442,039	1,684,537	1,252,497	1,657,243	1,059,477	1,457,556	1,337,166

End of period	$-	$3,742,634	$1,255,154	$2,157,175	$1,471,926	$1,262,703	$728,514

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,231)	$(11,978)	$88,163	$191,104	$(4,180)	$(34)	$(7,687)
Net realized gain (loss) on investments	38,615	127,714	-	3,169	44,130	109	139,269
Change in net unrealized appreciation (depreciation) on investments	70,251	191,565	-	1,325,061	129,073	1,542	118,989

Net increase (decrease) in net assets resulting from operations	106,635	307,301	88,163	1,519,334	169,023	1,617	250,571

CONTRACT TRANSACTIONS:
Contract owners' net payments	454	998,313	247,399	7,464,131	97,286	-	2,380,254
Contract maintenance charges	(472)	(3,883)	(2,664)	(1,888)	(746)	-	(1,006)
Contract owners' benefits	(11,178)	(58,291)	(850,225)	(492,170)	(3,235)	-	(245,438)
Net transfers (to) from the Company and/or Subaccounts	(78,866)	363,224	1,003,769	1,276,872	911,160	-	(505,842)

Increase (decrease) in net assets resulting from Contract transactions	(90,062)	1,299,363	398,279	8,246,945	1,004,465	-	1,627,968

Total increase (decrease) in net assets	16,573	1,606,664	486,442	9,766,279	1,173,488	1,617	1,878,539

NET ASSETS:
Beginning of period	484,298	2,119,568	1,052,278	7,511,031	401,382	15,398	258,509

End of period	$500,871	$3,726,232	$1,538,720	$17,277,310	$1,574,870	$17,015	$2,137,048

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,127	$189,818	$952	$608	$(425)	$70,712	$10,289
Net realized gain (loss) on investments	(435)	3,146	61,234	10,748	2,869	1,737	4,673
Change in net unrealized appreciation (depreciation) on investments	1,190	11,701	54,601	20,543	41,306	(9,633)	50,534

Net increase (decrease) in net assets resulting from operations	6,882	204,665	116,787	31,899	43,750	62,816	65,496

CONTRACT TRANSACTIONS:
Contract owners' net payments	192,693	335,399	151,879	-	10,038	189,166	79,608
Contract maintenance charges	(973)	(17,178)	(1,512)	(421)	(1,214)	(6,232)	(605)
Contract owners' benefits	(7,806)	(349,192)	(298,876)	(88,537)	(5,113)	(40,706)	(42,353)
Net transfers (to) from the Company and/or Subaccounts	165,584	146,358	148,208	42,223	64,340	293,346	8,000

Increase (decrease) in net assets resulting from Contract transactions	349,498	115,387	(301)	(46,735)	68,051	435,574	44,650

Total increase (decrease) in net assets	356,380	320,052	116,486	(14,836)	111,801	498,390	110,146

NET ASSETS:
Beginning of period	300,482	3,307,433	518,942	175,508	133,607	1,215,143	538,527

End of period	$656,862	$3,627,485	$635,428	$160,672	$245,408	$1,713,533	$648,673

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS VIT Growth Series, Service Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,859	$2,535	$(6,955)	$(447)	$77	$779	$1,518
Net realized gain (loss) on investments	84,920	197	211,422	9,573	10,152	455	7,343
Change in net unrealized appreciation (depreciation) on investments	45,860	1,743	202,434	11,601	19,617	(2,125)	(6,307)

Net increase (decrease) in net assets resulting from operations	139,639	4,475	406,901	20,727	29,846	(891)	2,554

CONTRACT TRANSACTIONS:
Contract owners' net payments	123,602	-	46,106	30,857	-	132,495	8,875
Contract maintenance charges	(6,874)	(17)	(342)	-	(111)	(320)	(365)
Contract owners' benefits	(682,472)	-	(37,397)	(9)	-	(100)	(2,548)
Net transfers (to) from the Company and/or Subaccounts	(96,016)	(914)	(431,243)	36,253	112,598	133,745	122,782

Increase (decrease) in net assets resulting from Contract transactions	(661,760)	(931)	(422,876)	67,101	112,487	265,820	128,744

Total increase (decrease) in net assets	(522,121)	3,544	(15,975)	87,828	142,333	264,929	131,298

NET ASSETS:
Beginning of period	1,341,823	206,659	1,521,306	53,234	145,133	2,263	30,523

End of period	$819,702	$210,203	$1,505,331	$141,062	$287,466	$267,192	$161,821

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT II Research International Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Mid Cap Growth Series, Service Class	MFS VIT New Discovery Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(169)	$575	$123	$2,278	$1,051	$(862)	$(11)
Net realized gain (loss) on investments	4,621	152	191	171	5,612	28,849	(31)
Change in net unrealized appreciation (depreciation) on investments	2,518	(183)	336	(9,054)	(4,441)	(6,650)	-

Net increase (decrease) in net assets resulting from operations	6,970	544	650	(6,605)	2,222	21,337	(42)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	13,016	-	256,523	73,183	89,495	8,431
Contract maintenance charges	-	-	(53)	(46)	(549)	(928)	-
Contract owners' benefits	(24)	(3,271)	(99)	-	(730)	(2,054)	(100)
Net transfers (to) from the Company and/or Subaccounts	9,649	4	28,179	40,920	260,461	267,011	132

Increase (decrease) in net assets resulting from Contract transactions	9,625	9,749	28,027	297,397	332,365	353,524	8,463

Total increase (decrease) in net assets	16,595	10,293	28,677	290,792	334,587	374,861	8,421

NET ASSETS:
Beginning of period	46,248	59,476	-	-	-	77,544	-

End of period	$62,843	$69,769	$28,677	$290,792	$334,587	$452,405	$8,421

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Morgan Stanley VIF Discovery Portfolio, Class II	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Global Strategist Portfolio, Class II	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(517)	$781	$(1)	$(82)	$27,871	$10,069	$6,522
Net realized gain (loss) on investments	124	4,562	34	1,987	(10,520)	(240,559)	595
Change in net unrealized appreciation (depreciation) on investments	45,378	-	-	16,213	(880)	255,591	889

Net increase (decrease) in net assets resulting from operations	44,985	5,343	33	18,118	16,471	25,101	8,006

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	10,700	4,000
Contract maintenance charges	(164)	(70)	-	(321)	(3,180)	(523)	(806)
Contract owners' benefits	(8)	-	(7)	(24)	(108,994)	(582,031)	(1,947)
Net transfers (to) from the Company and/or Subaccounts	23,083	(5,273)	(26)	23,560	1,982	26,033	(951)

Increase (decrease) in net assets resulting from Contract transactions	22,911	(5,343)	(33)	23,215	(110,192)	(545,821)	296

Total increase (decrease) in net assets	67,896	-	-	41,333	(93,721)	(520,720)	8,302

NET ASSETS:
Beginning of period	99,475	-	-	14,513	506,481	643,348	83,870

End of period	$167,371	$-	$-	$55,846	$412,760	$122,628	$92,172

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	PIMCO VIT High Yield Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,444	$60,291	$215,999	$15,077	$103,563	$51,123	$270,067
Net realized gain (loss) on investments	(72)	1,869	(119)	144	727	(48,665)	672
Change in net unrealized appreciation (depreciation) on investments	4,823	5,579	(30,304)	(59,197)	11,629	44,114	49,404

Net increase (decrease) in net assets resulting from operations	10,195	67,739	185,576	(43,976)	115,919	46,572	320,143

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,710	543,124	1,089,761	71,640	504,707	134,216	701,172
Contract maintenance charges	(180)	(5,058)	(13,906)	(3,147)	(6,953)	(4,546)	(24,294)
Contract owners' benefits	(645)	(91,254)	(63,072)	(11,374)	(52,274)	(288,886)	(295,273)
Net transfers (to) from the Company and/or Subaccounts	2,043	400,458	478,009	(487)	(301,413)	(524,412)	293,548

Increase (decrease) in net assets resulting from Contract transactions	6,928	847,270	1,490,792	56,632	144,067	(683,628)	675,153

Total increase (decrease) in net assets	17,123	915,009	1,676,368	12,656	259,986	(637,056)	995,296

NET ASSETS:
Beginning of period	119,583	914,787	3,130,116	682,277	2,741,391	2,575,250	5,397,114

End of period	$136,706	$1,829,796	$4,806,484	$694,933	$3,001,377	$1,938,194	$6,392,410

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$275,347	$8,553	$8,488	$38,862	$141	$3,431,507	$2,042,436
Net realized gain (loss) on investments	6,047	(8,417)	16,258	26,906	7,872	567	129,767
Change in net unrealized appreciation (depreciation) on investments	(149,337)	36,597	47,007	165,570	(3,702)	-	40,972,207

Net increase (decrease) in net assets resulting from operations	132,057	36,733	71,753	231,338	4,311	3,432,074	43,144,410

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,095,485	-	325,786	-	-	68,847,347	65,905,634
Contract maintenance charges	(34,032)	(7,387)	(1,158)	(10,962)	(437)	(86,270)	(249,038)
Contract owners' benefits	(670,151)	(492,190)	-	(248,794)	(19,081)	(22,380,075)	(10,096,627)
Net transfers (to) from the Company and/or Subaccounts	971,041	226,513	3,618	(228,764)	(47,011)	(25,568,264)	(63,918)

Increase (decrease) in net assets resulting from Contract transactions	1,362,343	(273,064)	328,246	(488,520)	(66,529)	20,812,738	55,496,051

Total increase (decrease) in net assets	1,494,400	(236,331)	399,999	(257,182)	(62,218)	24,244,812	98,640,461

NET ASSETS:
Beginning of period	7,266,423	773,900	433,734	2,924,702	101,577	60,263,369	159,740,946

End of period	$8,760,823	$537,569	$833,733	$2,667,520	$39,359	$84,508,181	$258,381,407

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$209,092	$287,995	$133,555	$(25,660)	$(6,791)	$(4,179)	$31,835
Net realized gain (loss) on investments	27,057	150,413	54,108	995,426	266,695	121,335	99,651
Change in net unrealized appreciation (depreciation) on investments	528,249	1,070,676	751,612	521,540	274,731	(136,106)	39,181

Net increase (decrease) in net assets resulting from operations	764,398	1,509,084	939,275	1,491,306	534,635	(18,950)	170,667

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,246,047	3,315,335	1,366,456	1,785,760	316,672	397,408	24,620
Contract maintenance charges	(18,550)	(9,216)	(4,662)	(4,223)	(5,965)	(3,465)	(5,388)
Contract owners' benefits	(1,333,960)	(1,525,431)	(952,820)	(341,590)	(189,141)	(16,548)	(535,859)
Net transfers (to) from the Company and/or Subaccounts	5,695,361	(984,691)	35,484	431,754	(249,058)	(41,793)	(18,974)

Increase (decrease) in net assets resulting from Contract transactions	8,588,898	795,997	444,458	1,871,701	(127,492)	335,602	(535,601)

Total increase (decrease) in net assets	9,353,296	2,305,081	1,383,733	3,363,007	407,143	316,652	(364,934)

NET ASSETS:
Beginning of period	9,793,352	16,467,049	8,210,207	5,692,728	1,771,559	911,552	1,954,619

End of period	$19,146,648	$18,772,130	$9,593,940	$9,055,735	$2,178,702	$1,228,204	$1,589,685

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$68,176	$989	$(2,054)	$177,565
Net realized gain (loss) on investments	16,797	(8)	984	(8,401)
Change in net unrealized appreciation (depreciation) on investments	27,832	(1,677)	(85,644)	(206,645)

Net increase (decrease) in net assets resulting from operations	112,805	(696)	(86,714)	(37,481)

CONTRACT TRANSACTIONS:
Contract owners' net payments	127,903	-	92,580	472,821
Contract maintenance charges	(6,960)	(66)	(4,098)	(11,060)
Contract owners' benefits	(27,079)	(435)	(12,276)	(137,075)
Net transfers (to) from the Company and/or Subaccounts	442,019	10	63,736	130,536

Increase (decrease) in net assets resulting from Contract transactions	535,883	(491)	139,942	455,222

Total increase (decrease) in net assets	648,688	(1,187)	53,228	417,741

NET ASSETS:
Beginning of period	1,208,927	48,791	679,807	1,858,208

End of period	$1,857,615	$47,604	$733,035	$2,275,949

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The PLICO Variable Annuity Account S (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on January 26, 2021, and exists in accordance with the regulations of the Nebraska Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Genesis Advisory Variable Annuity
Schwab Genesis Variable Annuity

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 144 available Subaccount investment options, as follows:

AB VPS Discovery Value Portfolio, Class B
AB VPS Large Cap Growth Portfolio, Class B
AB VPS Relative Value Portfolio, Class B
AB VPS Small Cap Growth Portfolio, Class B
American Funds IS American Funds Global Balanced Fund, Class 4 (a)
American Funds IS Asset Allocation Fund, Class 4
American Funds IS Capital Income Builder, Class 4

American Funds IS Capital World Bond Fund, Class 4
American Funds IS Capital World Growth and Income Fund, Class 4
American Funds IS Global Growth Fund, Class 4
American Funds IS Global Small Capitalization Fund, Class 4
American Funds IS Growth Fund, Class 4
American Funds IS Growth-Income Fund, Class 4
American Funds IS International Fund, Class 4
American Funds IS New World Fund, Class 4
American Funds IS The Bond Fund of America, Class 4
American Funds IS U.S. Government Securities Fund, Class 4
American Funds IS Washington Mutual Investors Fund, Class 4
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
BlackRock Global Allocation V.I. Fund, Class III
BlackRock International V.I. Fund, Class I
ClearBridge Variable Dividend Strategy Portfolio, Class II
ClearBridge Variable Large Cap Growth Portfolio, Class II
ClearBridge Variable Mid Cap Portfolio, Class II
ClearBridge Variable Small Cap Growth Portfolio, Class II
Columbia VP Balanced Fund, Class 2
Columbia VP Emerging Markets Bond Fund, Class 2 (a)
Columbia VP Intermediate Bond Fund, Class 2
Columbia VP Limited Duration Credit Fund, Class 2
Columbia VP Select Mid Cap Value Fund, Class 2
Columbia VP Strategic Income Fund, Class 2
Empower Bond Index Fund, Investor Class
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2 (a)
Fidelity VIP Asset Manager 70% Portfolio, Service Class 2 (a)
Fidelity VIP Balanced Portfolio, Service Class 2
Fidelity VIP Bond Index Portfolio, Service Class 2
Fidelity VIP Contrafund Portfolio, Service Class 2 (a)
Fidelity VIP Energy Portfolio, Service Class 2
Fidelity VIP Extended Market Index Portfolio, Service Class 2
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
Fidelity VIP FundsManager 60% Portfolio, Service Class 2
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
Fidelity VIP Growth Portfolio, Service Class 2
Fidelity VIP Health Care Portfolio, Service Class 2
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
Fidelity VIP International Index Portfolio, Service Class 2
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
Fidelity VIP Mid Cap Portfolio, Service Class 2
Fidelity VIP Target Volatility Portfolio, Service Class 2
Fidelity VIP Technology Portfolio, Initial Class
Fidelity VIP Total Market Index Portfolio, Service Class 2
Fidelity VIP Utilities Portfolio, Initial Class
Fidelity VIP Value Strategies Portfolio, Service Class 2
First Trust Multi Income Allocation Portfolio, Class I *
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I *
Franklin DynaTech VIP Fund, Class 2

Franklin Income VIP Fund, Class 2
Franklin Mutual Global Discovery VIP Fund, Class 2
Franklin Mutual Shares VIP Fund, Class 2
Franklin Rising Dividends VIP Fund, Class 2
Franklin Small Cap Value VIP Fund, Class 2
Franklin Small-Mid Cap Growth VIP Fund, Class 2
Franklin Strategic Income VIP Fund, Class 2
Goldman Sachs VIT Core Fixed Income Fund, Service Class
Goldman Sachs VIT Mid Cap Growth Fund, Service Class
Goldman Sachs VIT Mid Cap Value Fund, Service Class
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class
Goldman Sachs VIT Strategic Growth Fund, Service Class
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class
Invesco V.I. Balanced-Risk Allocation Fund, Series II
Invesco V.I. Comstock Fund, Series II
Invesco V.I. Conservative Balanced Fund, Series II (a)
Invesco V.I. Equity and Income Fund, Series II
Invesco V.I. EQV International Equity Fund, Series II
Invesco V.I. Global Fund, Series II
Invesco V.I. Global Real Estate Fund, Series II
Invesco V.I. Government Securities Fund, Series II
Invesco V.I. Growth and Income Fund, Series II
Invesco V.I. Main Street Fund, Series II
Invesco V.I. Main Street Small Cap Fund, Series II
Invesco V.I. S&P 500 Buffer Fund, December Series II (a)
Invesco V.I. S&P 500 Buffer Fund, June Series II *
Invesco V.I. S&P 500 Buffer Fund, March Series II *
Invesco V.I. S&P 500 Buffer Fund, September Series II (a)
Invesco V.I. U.S. Government Money Portfolio, Series I
Janus Henderson VIT Balanced Portfolio, Service Shares
Janus Henderson VIT Forty Portfolio, Service Shares
Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
Janus Henderson VIT Overseas Portfolio, Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
LVIP American Century Balanced Fund, Standard Class II (a)
LVIP American Century Disciplined Core Value Fund, Standard Class II (a)
LVIP American Century International Fund, Standard Class II (a)
LVIP American Century Ultra Fund, Standard Class II (a)
MFS VIT Growth Series, Service Class
MFS VIT II Core Equity Portfolio, Service Class
MFS VIT II International Growth Portfolio, Service Class
MFS VIT II International Intrinsic Value Portfolio, Service Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class
MFS VIT II Research International Portfolio, Service Class
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class (a)

MFS VIT III Global Real Estate Portfolio, Service Class (a)
MFS VIT III Mid Cap Value Portfolio, Service Class (a)
MFS VIT Mid Cap Growth Series, Service Class
MFS VIT New Discovery Series, Service Class (a)
MFS VIT Total Return Series, Service Class *
Morgan Stanley VIF Discovery Portfolio, Class II
Morgan Stanley VIF Global Infrastructure Portfolio (a)
Morgan Stanley VIF Global Strategist Portfolio, Class II
Morgan Stanley VIF Growth Portfolio, Class II
PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class
PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class
PIMCO VIT High Yield Portfolio, Advisor Class
PIMCO VIT Income Portfolio, Advisor Class
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
PIMCO VIT Low Duration Portfolio, Advisor Class
PIMCO VIT Real Return Portfolio, Advisor Class
PIMCO VIT Short-Term Portfolio, Advisor Class
PIMCO VIT Total Return Portfolio, Advisor Class
Protective Life Dynamic Allocation Series Conservative Portfolio
Protective Life Dynamic Allocation Series Growth Portfolio
Protective Life Dynamic Allocation Series Moderate Portfolio
Royce Capital Fund Small-Cap Portfolio, Service Class
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth Portfolio, Class II
T. Rowe Price Health Sciences Portfolio, Class II
T. Rowe Price Moderate Allocation Portfolio
Templeton Developing Markets VIP Fund, Class 2
Templeton Foreign VIP Fund, Class 2
Templeton Global Bond VIP Fund, Class 2
Western Asset Core Plus VIT Portfolio, Class II

* Contract owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes tables below

Subaccount Changes: Name Changes

During 2025, the following Subaccounts changed their name:

Previous Name	New Name	Date of Change
Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	April 30, 2025

Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	April 30, 2025

Subaccount Changes: Subaccount Name Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Balanced Fund, Class I	LVIP American Century Balanced Fund, Standard Class II	April 26, 2024

American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

Subaccount Changes: Trading Commencements

During 2025 and 2024, the following Subaccounts commenced trading:

Subaccount Name	Date Trading Commenced
American Funds IS American Funds Global Balanced Fund, Class 4	December 2, 2024
Columbia VP Emerging Markets Bond Fund, Class 2	July 30, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	May 6, 2024
Invesco V.I. S&P 500 Buffer Fund, December Series II	June 9, 2025
Invesco V.I. S&P 500 Buffer Fund, September Series II	October 29, 2025
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	January 8, 2024
MFS VIT III Global Real Estate Portfolio, Service Class	January 25, 2024
MFS VIT III Mid Cap Value Portfolio, Service Class	February 20, 2024
MFS VIT New Discovery Series, Service Class	January 8, 2024

Subaccount Changes: Liquidation

During 2024, the following Subaccount was liquidated:

Subaccount Name	Date of Liquidation
Morgan Stanley VIF Global Infrastructure Portfolio	December 6, 2024

Subaccount Change: Merger

During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	April 26, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class B	$194,911	$156,447
AB VPS Large Cap Growth Portfolio, Class B	3,807,593	2,519,361
AB VPS Relative Value Portfolio, Class B	2,323,256	2,222,840
AB VPS Small Cap Growth Portfolio, Class B	277,481	344,002
American Funds IS American Funds Global Balanced Fund, Class 4	486,761	1,347
American Funds IS Asset Allocation Fund, Class 4	8,409,504	3,561,023
American Funds IS Capital Income Builder, Class 4	262,992	33,553
American Funds IS Capital World Bond Fund, Class 4	97,898	6,135
American Funds IS Capital World Growth and Income Fund, Class 4	927,215	485,496
American Funds IS Global Growth Fund, Class 4	2,156,966	1,612,294
American Funds IS Global Small Capitalization Fund, Class 4	504,704	397,710
American Funds IS Growth Fund, Class 4	4,399,081	5,535,440
American Funds IS Growth-Income Fund, Class 4	2,355,393	1,941,781
American Funds IS International Fund, Class 4	308,013	517,870
American Funds IS New World Fund, Class 4	733,062	500,154
American Funds IS The Bond Fund of America, Class 4	2,333,332	1,726,337
American Funds IS U.S. Government Securities Fund, Class 4	2,078,808	1,663,922
American Funds IS Washington Mutual Investors Fund, Class 4	2,577,943	2,204,820
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	2,951,609	315,586
BlackRock Global Allocation V.I. Fund, Class III	813,798	180,622
BlackRock International V.I. Fund, Class I	908,469	1,693,020
ClearBridge Variable Dividend Strategy Portfolio, Class II	357,681	437,236
ClearBridge Variable Large Cap Growth Portfolio, Class II	47,557	30,416
ClearBridge Variable Mid Cap Portfolio, Class II	311,006	332,029
ClearBridge Variable Small Cap Growth Portfolio, Class II	283,057	465,973
Columbia VP Balanced Fund, Class 2	243,547	255,735
Columbia VP Emerging Markets Bond Fund, Class 2	909	2,717
Columbia VP Intermediate Bond Fund, Class 2	1,243,686	398,461
Columbia VP Limited Duration Credit Fund, Class 2	1,321,730	115,975
Columbia VP Select Mid Cap Value Fund, Class 2	11,462	52,005
Columbia VP Strategic Income Fund, Class 2	814,607	581,050
Empower Bond Index Fund, Investor Class	259,828	2,522,571
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	111,878	118,856
Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	46,774	55,964
Fidelity VIP Balanced Portfolio, Service Class 2	7,632,821	3,725,342
Fidelity VIP Bond Index Portfolio, Service Class 2	3,936,531	1,942,360
Fidelity VIP Contrafund Portfolio, Service Class 2	2,648,403	1,058,965
Fidelity VIP Energy Portfolio, Service Class 2	726,406	678,397
Fidelity VIP Extended Market Index Portfolio, Service Class 2	1,801,694	908,146
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	1,157,803	450,062
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	162,291	85,714
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	634,400	437,940
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	433,626	1,209,575
Fidelity VIP Growth Portfolio, Service Class 2	3,856,908	2,263,287
Fidelity VIP Health Care Portfolio, Service Class 2	195,318	156,140

Subaccount	Purchases	Sales
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	$552,818	$463,890
Fidelity VIP International Index Portfolio, Service Class 2	6,189,714	1,754,724
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	11,570,540	2,410,853
Fidelity VIP Mid Cap Portfolio, Service Class 2	2,138,143	895,064
Fidelity VIP Target Volatility Portfolio, Service Class 2	144,600	6,102
Fidelity VIP Technology Portfolio, Initial Class	6,278,978	5,704,785
Fidelity VIP Total Market Index Portfolio, Service Class 2	1,847,299	1,596,641
Fidelity VIP Utilities Portfolio, Initial Class	1,123,604	745,897
Fidelity VIP Value Strategies Portfolio, Service Class 2	498,890	338,727
Franklin DynaTech VIP Fund, Class 2	10,927	57,345
Franklin Income VIP Fund, Class 2	538,521	491,782
Franklin Mutual Global Discovery VIP Fund, Class 2	6,582	17,544
Franklin Mutual Shares VIP Fund, Class 2	20,978	5,388
Franklin Rising Dividends VIP Fund, Class 2	1,930,444	1,366,371
Franklin Small Cap Value VIP Fund, Class 2	722,217	1,154,451
Franklin Small-Mid Cap Growth VIP Fund, Class 2	393,834	378,791
Franklin Strategic Income VIP Fund, Class 2	30,425	28,170
Goldman Sachs VIT Core Fixed Income Fund, Service Class	432,418	219,716
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	379,414	208,391
Goldman Sachs VIT Mid Cap Value Fund, Service Class	24,638	31,228
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	862,910	733,896
Goldman Sachs VIT Strategic Growth Fund, Service Class	1,324,150	698,638
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	146,021	169,233
Invesco V.I. Balanced-Risk Allocation Fund, Series II	58,896	290,724
Invesco V.I. Comstock Fund, Series II	1,287,606	950,818
Invesco V.I. Equity and Income Fund, Series II	384,964	954,776
Invesco V.I. EQV International Equity Fund, Series II	130,840	229,846
Invesco V.I. Global Fund, Series II	847,655	1,438,555
Invesco V.I. Global Real Estate Fund, Series II	44,207	859,069
Invesco V.I. Government Securities Fund, Series II	235,750	350,421
Invesco V.I. Growth and Income Fund, Series II	276,442	408,745
Invesco V.I. Main Street Fund, Series II	108,343	167,260
Invesco V.I. Main Street Small Cap Fund, Series II	1,364,279	370,341
Invesco V.I. S&P 500 Buffer Fund, December Series II	260,739	1,128
Invesco V.I. S&P 500 Buffer Fund, September Series II	90,711	153
Invesco V.I. U.S. Government Money Portfolio, Series I	3,378,204	3,775,322
Janus Henderson VIT Balanced Portfolio, Service Shares	5,420,337	3,983,179
Janus Henderson VIT Forty Portfolio, Service Shares	427,472	1,373,929
Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares	11,884	111
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	1,002,129	1,306,114
Janus Henderson VIT Overseas Portfolio, Service Shares	468,292	195,024
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	1,811,741	1,325,598
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	570,292	321,741
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	24,877	167,283
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	249,381	79,654
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	1,846,143	1,052,054
LVIP American Century Balanced Fund, Standard Class II	24,430	53,538

Subaccount	Purchases	Sales
LVIP American Century Disciplined Core Value Fund, Standard Class II	$118,645	$330,799
LVIP American Century International Fund, Standard Class II	3,867	94,597
LVIP American Century Ultra Fund, Standard Class II	118,038	267,376
MFS VIT Growth Series, Service Class	30,853	35,094
MFS VIT II Core Equity Portfolio, Service Class	33,277	1,575
MFS VIT II International Growth Portfolio, Service Class	723,200	162,797
MFS VIT II International Intrinsic Value Portfolio, Service Class	440,403	16,310
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	20,582	7,949
MFS VIT II Research International Portfolio, Service Class	62,646	66,435
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	3,078	202
MFS VIT III Global Real Estate Portfolio, Service Class	164,407	64,394
MFS VIT III Mid Cap Value Portfolio, Service Class	77,993	85,588
MFS VIT Mid Cap Growth Series, Service Class	176,398	81,174
MFS VIT New Discovery Series, Service Class	44,772	8,503
Morgan Stanley VIF Discovery Portfolio, Class II	150,263	113,603
Morgan Stanley VIF Growth Portfolio, Class II	306,282	127,642
PIMCO VIT All Asset Portfolio, Advisor Class	41,387	274,790
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	141,685	20,547
PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class	14,020	15,376
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	11,961	2,726
PIMCO VIT High Yield Portfolio, Advisor Class	1,339,968	653,639
PIMCO VIT Income Portfolio, Advisor Class	4,125,721	1,348,760
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	33,841	23,910
PIMCO VIT Low Duration Portfolio, Advisor Class	2,385,410	1,053,828
PIMCO VIT Real Return Portfolio, Advisor Class	499,536	469,476
PIMCO VIT Short-Term Portfolio, Advisor Class	3,287,844	1,263,970
PIMCO VIT Total Return Portfolio, Advisor Class	4,317,886	1,706,672
Protective Life Dynamic Allocation Series Conservative Portfolio	52,171	32,445
Protective Life Dynamic Allocation Series Growth Portfolio	561,563	5,146
Protective Life Dynamic Allocation Series Moderate Portfolio	384,054	176,968
Royce Capital Fund Small-Cap Portfolio, Service Class	3,529	1,081
Schwab Government Money Market Portfolio	54,711,681	52,279,628
Schwab S&P 500 Index Portfolio	70,604,210	59,860,013
Schwab VIT Balanced Portfolio	3,286,936	8,987,632
Schwab VIT Balanced with Growth Portfolio	2,986,950	1,576,459
Schwab VIT Growth Portfolio	2,389,709	1,887,924
T. Rowe Price All-Cap Opportunities Portfolio	2,244,869	1,878,471
T. Rowe Price Blue Chip Growth Portfolio, Class II	1,157,469	711,628
T. Rowe Price Health Sciences Portfolio, Class II	413,755	560,450
T. Rowe Price Moderate Allocation Portfolio	1,230,941	468,049
Templeton Developing Markets VIP Fund, Class 2	482,285	1,212,637
Templeton Foreign VIP Fund, Class 2	4,802	1,041
Templeton Global Bond VIP Fund, Class 2	224,572	506,962
Western Asset Core Plus VIT Portfolio, Class II	969,553	746,672

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class B	9,477	13,416	(3,939)	6,162	11,175	(5,013)
AB VPS Large Cap Growth Portfolio, Class B	196,779	154,147	42,632	297,474	259,674	37,800
AB VPS Relative Value Portfolio, Class B	123,827	152,475	(28,648)	247,141	45,248	201,893
AB VPS Small Cap Growth Portfolio, Class B	31,422	41,022	(9,600)	38,203	18,069	20,134
American Funds IS American Funds Global Balanced Fund, Class 4	42,166	67	42,099	518	-	518
American Funds IS Asset Allocation Fund, Class 4	408,176	228,016	180,160	259,511	132,015	127,496
American Funds IS Capital Income Builder, Class 4	15,350	1,990	13,360	4,019	3,223	796
American Funds IS Capital World Bond Fund, Class 4	10,032	623	9,409	1,741	1,703	38
American Funds IS Capital World Growth and Income Fund, Class 4	45,277	27,966	17,311	17,081	27,530	(10,449)
American Funds IS Global Growth Fund, Class 4	77,829	109,707	(31,878)	111,976	139,247	(27,271)
American Funds IS Global Small Capitalization Fund, Class 4	44,330	36,100	8,230	44,933	13,400	31,533
American Funds IS Growth Fund, Class 4	176,295	283,925	(107,630)	198,240	136,790	61,450
American Funds IS Growth-Income Fund, Class 4	57,999	102,554	(44,555)	101,840	59,906	41,934
American Funds IS International Fund, Class 4	24,791	42,922	(18,131)	16,693	21,395	(4,702)
American Funds IS New World Fund, Class 4	43,640	37,183	6,457	78,440	63,002	15,438
American Funds IS The Bond Fund of America, Class 4	207,935	178,708	29,227	276,011	118,778	157,233
American Funds IS U.S. Government Securities Fund, Class 4	214,444	178,115	36,329	52,209	69,179	(16,970)
American Funds IS Washington Mutual Investors Fund, Class 4	118,529	113,952	4,577	118,261	112,230	6,031
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	144,940	20,101	124,839	324,235	55,002	269,233
BlackRock Global Allocation V.I. Fund, Class III	34,994	14,506	20,488	54,543	59,030	(4,487)
BlackRock International V.I. Fund, Class I	89,909	171,829	(81,920)	60,794	92,051	(31,257)
ClearBridge Variable Dividend Strategy Portfolio, Class II	8,283	26,491	(18,208)	31,117	14,404	16,713
ClearBridge Variable Large Cap Growth Portfolio, Class II	518	1,770	(1,252)	5,184	3,261	1,923
ClearBridge Variable Mid Cap Portfolio, Class II	12,991	24,880	(11,889)	8,486	22,224	(13,738)
ClearBridge Variable Small Cap Growth Portfolio, Class II	12,896	45,042	(32,146)	26,798	29,162	(2,364)
Columbia VP Balanced Fund, Class 2	19,146	18,175	971	36,383	203,415	(167,032)
Columbia VP Emerging Markets Bond Fund, Class 2	61	253	(192)	659	34	625
Columbia VP Intermediate Bond Fund, Class 2	114,030	41,292	72,738	253,290	158,898	94,392
Columbia VP Limited Duration Credit Fund, Class 2	111,741	10,490	101,251	54,303	14,826	39,477
Columbia VP Select Mid Cap Value Fund, Class 2	840	3,740	(2,900)	47,081	56,210	(9,129)
Columbia VP Strategic Income Fund, Class 2	65,624	55,425	10,199	220,359	27,400	192,959

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Empower Bond Index Fund, Investor Class	18,480	276,589	(258,109)	61,950	78,041	(16,091)
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	8,952	9,898	(946)	328	1,128	(800)
Fidelity VIP Asset Manager 70% Portfolio, Service Class 2	-	4,479	(4,479)	18,691	7,358	11,333
Fidelity VIP Balanced Portfolio, Service Class 2	430,944	266,264	164,680	972,008	575,788	396,220
Fidelity VIP Bond Index Portfolio, Service Class 2	362,774	202,938	159,836	694,004	173,461	520,543
Fidelity VIP Contrafund Portfolio, Service Class 2	183,374	83,676	99,698	136,930	18,114	118,816
Fidelity VIP Energy Portfolio, Service Class 2	35,458	34,841	617	47,498	71,754	(24,256)
Fidelity VIP Extended Market Index Portfolio, Service Class 2	149,637	72,540	77,097	224,776	131,560	93,216
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	97,025	41,213	55,812	86,080	90,307	(4,227)
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	11,792	6,754	5,038	58,407	1,448	56,959
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	44,080	33,260	10,820	14,412	6,808	7,604
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	25,359	93,805	(68,446)	123,874	82,112	41,762
Fidelity VIP Growth Portfolio, Service Class 2	194,625	131,605	63,020	241,470	78,812	162,658
Fidelity VIP Health Care Portfolio, Service Class 2	11,719	14,420	(2,701)	18,608	55,466	(36,858)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	40,242	34,523	5,719	109,172	42,952	66,220
Fidelity VIP International Index Portfolio, Service Class 2	480,003	143,142	336,861	334,881	128,042	206,839
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	1,115,048	244,168	870,880	610,481	260,009	350,472
Fidelity VIP Mid Cap Portfolio, Service Class 2	81,695	52,298	29,397	141,626	69,393	72,233
Fidelity VIP Target Volatility Portfolio, Service Class 2	-	302	(302)	357	14,404	(14,047)
Fidelity VIP Technology Portfolio, Initial Class	285,019	295,038	(10,019)	388,516	231,182	157,334
Fidelity VIP Total Market Index Portfolio, Service Class 2	114,156	101,628	12,528	208,431	211,780	(3,349)
Fidelity VIP Utilities Portfolio, Initial Class	51,244	39,515	11,729	88,095	9,378	78,717
Fidelity VIP Value Strategies Portfolio, Service Class 2	36,260	27,007	9,253	84,603	25,583	59,020
Franklin DynaTech VIP Fund, Class 2	727	4,404	(3,677)	14,721	16,977	(2,256)
Franklin Income VIP Fund, Class 2	23,724	32,144	(8,420)	86,858	14,230	72,628
Franklin Mutual Global Discovery VIP Fund, Class 2	180	953	(773)	10	1,571	(1,561)
Franklin Mutual Shares VIP Fund, Class 2	1,149	324	825	-	353	(353)
Franklin Rising Dividends VIP Fund, Class 2	86,767	84,435	2,332	41,811	106,557	(64,746)
Franklin Small Cap Value VIP Fund, Class 2	29,325	70,807	(41,482)	66,429	49,116	17,313
Franklin Small-Mid Cap Growth VIP Fund, Class 2	30,071	33,307	(3,236)	24,759	60,456	(35,697)
Franklin Strategic Income VIP Fund, Class 2	1,957	2,597	(640)	2,204	9,917	(7,713)
Goldman Sachs VIT Core Fixed Income Fund, Service Class	43,805	23,459	20,346	15,344	6,966	8,378
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	16,340	14,941	1,399	11,575	34,088	(22,513)
Goldman Sachs VIT Mid Cap Value Fund, Service Class	662	1,837	(1,175)	191	1,140	(949)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	58,193	60,456	(2,263)	79,706	30,044	49,662

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs VIT Strategic Growth Fund, Service Class	51,003	38,875	12,128	8,568	23,821	(15,253)
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	7,561	12,116	(4,555)	-	2,990	(2,990)
Invesco V.I. Balanced-Risk Allocation Fund, Series II	204	24,237	(24,033)	6,530	9,547	(3,017)
Invesco V.I. Comstock Fund, Series II	49,016	44,539	4,477	71,538	32,968	38,570
Invesco V.I. Conservative Balanced Fund, Series II	-	-	-	39,851	183,242	(143,391)
Invesco V.I. Equity and Income Fund, Series II	9,716	60,738	(51,022)	177,598	52,244	125,354
Invesco V.I. EQV International Equity Fund, Series II	3,322	19,106	(15,784)	4,770	4,426	344
Invesco V.I. Global Fund, Series II	36,363	96,522	(60,159)	43,927	26,082	17,845
Invesco V.I. Global Real Estate Fund, Series II	2,906	79,075	(76,169)	52,089	10,569	41,520
Invesco V.I. Government Securities Fund, Series II	20,502	35,593	(15,091)	81,829	104,810	(22,981)
Invesco V.I. Growth and Income Fund, Series II	12,796	22,203	(9,407)	3,941	49,384	(45,443)
Invesco V.I. Main Street Fund, Series II	5,293	10,572	(5,279)	1,258	7,132	(5,874)
Invesco V.I. Main Street Small Cap Fund, Series II	73,739	28,113	45,626	169,909	60,249	109,660
Invesco V.I. S&P 500 Buffer Fund, December Series II	23,534	77	23,457	-	-	-
Invesco V.I. S&P 500 Buffer Fund, September Series II	8,101	10	8,091	-	-	-
Invesco V.I. U.S. Government Money Portfolio, Series I	303,259	342,150	(38,891)	518,331	478,494	39,837
Janus Henderson VIT Balanced Portfolio, Service Shares	399,521	321,646	77,875	783,776	41,935	741,841
Janus Henderson VIT Forty Portfolio, Service Shares	16,254	94,051	(77,797)	90,137	11,381	78,756
Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares	823	-	823	-	-	-
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	50,423	81,772	(31,349)	289,751	168,735	121,016
Janus Henderson VIT Overseas Portfolio, Service Shares	39,317	15,186	24,131	33,276	2,114	31,162
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	143,380	118,567	24,813	97,449	87,088	10,361
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	37,595	19,334	18,261	25,834	25,570	264
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	1,130	9,253	(8,123)	4,710	7,382	(2,672)
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	16,755	6,986	9,769	9,173	2,862	6,311
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	161,392	98,005	63,387	118,765	76,482	42,283
LVIP American Century Balanced Fund, Standard Class II	1,084	4,288	(3,204)	8,049	3,875	4,174
LVIP American Century Disciplined Core Value Fund, Standard Class II	9,836	30,149	(20,313)	15,573	77,911	(62,338)
LVIP American Century International Fund, Standard Class II	216	8,552	(8,336)	262	350	(88)
LVIP American Century Ultra Fund, Standard Class II	524	18,879	(18,355)	21,086	52,468	(31,382)
MFS VIT Growth Series, Service Class	499	2,361	(1,862)	5,967	1,497	4,470
MFS VIT II Core Equity Portfolio, Service Class	71	32	39	8,205	8	8,197
MFS VIT II International Growth Portfolio, Service Class	54,868	12,672	42,196	23,492	39	23,453
MFS VIT II International Intrinsic Value Portfolio, Service Class	30,560	1,094	29,466	11,403	35	11,368
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	801	570	231	713	1	712

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS VIT II Research International Portfolio, Service Class	4,923	5,235	(312)	1,128	299	829
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	-	7	(7)	2,500	193	2,307
MFS VIT III Global Real Estate Portfolio, Service Class	15,038	5,803	9,235	29,191	1,473	27,718
MFS VIT III Mid Cap Value Portfolio, Service Class	3,415	6,446	(3,031)	26,308	173	26,135
MFS VIT Mid Cap Growth Series, Service Class	6,372	5,899	473	34,499	6,481	28,018
MFS VIT New Discovery Series, Service Class	3,591	737	2,854	946	210	736
Morgan Stanley VIF Discovery Portfolio, Class II	7,421	5,944	1,477	1,621	80	1,541
Morgan Stanley VIF Global Infrastructure Portfolio	-	-	-	3,235	3,235	-
Morgan Stanley VIF Global Strategist Portfolio, Class II	-	-	-	70	70	-
Morgan Stanley VIF Growth Portfolio, Class II	22,974	8,690	14,284	5,063	1,949	3,114
PIMCO VIT All Asset Portfolio, Advisor Class	1,812	19,414	(17,602)	19,724	28,544	(8,820)
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	12,940	2,097	10,843	11,775	72,784	(61,009)
PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class	672	1,282	(610)	3,535	3,320	215
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	237	163	74	688	101	587
PIMCO VIT High Yield Portfolio, Advisor Class	105,978	57,369	48,609	132,873	55,062	77,811
PIMCO VIT Income Portfolio, Advisor Class	341,043	120,506	220,537	200,098	56,627	143,471
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	1,695	3,172	(1,477)	16,541	7,602	8,939
PIMCO VIT Low Duration Portfolio, Advisor Class	216,078	99,508	116,570	75,732	60,953	14,779
PIMCO VIT Real Return Portfolio, Advisor Class	42,498	45,337	(2,839)	39,530	108,639	(69,109)
PIMCO VIT Short-Term Portfolio, Advisor Class	261,988	108,880	153,108	147,974	85,085	62,889
PIMCO VIT Total Return Portfolio, Advisor Class	405,675	177,534	228,141	294,996	147,742	147,254
Protective Life Dynamic Allocation Series Conservative Portfolio	710	2,624	(1,914)	29,102	54,780	(25,678)
Protective Life Dynamic Allocation Series Growth Portfolio	24,902	103	24,799	26,156	2,310	23,846
Protective Life Dynamic Allocation Series Moderate Portfolio	9,334	12,853	(3,519)	-	42,591	(42,591)
Royce Capital Fund Small-Cap Portfolio, Service Class	-	60	(60)	37	3,777	(3,740)
Schwab Government Money Market Portfolio	4,656,035	4,675,782	(19,747)	7,052,704	5,100,660	1,952,044
Schwab S&P 500 Index Portfolio	3,985,009	3,130,127	854,882	4,918,650	1,546,962	3,371,688
Schwab VIT Balanced Portfolio	203,277	712,624	(509,347)	896,778	150,598	746,180
Schwab VIT Balanced with Growth Portfolio	151,111	109,539	41,572	313,476	254,223	59,253
Schwab VIT Growth Portfolio	115,969	128,349	(12,380)	103,669	70,323	33,346
T. Rowe Price All-Cap Opportunities Portfolio	77,376	123,141	(45,765)	189,758	55,584	134,174
T. Rowe Price Blue Chip Growth Portfolio, Class II	62,077	43,974	18,103	50,043	64,431	(14,388)
T. Rowe Price Health Sciences Portfolio, Class II	35,110	55,880	(20,770)	48,122	16,788	31,334
T. Rowe Price Moderate Allocation Portfolio	90,926	39,105	51,821	19,647	69,806	(50,159)
Templeton Developing Markets VIP Fund, Class 2	37,270	103,290	(66,020)	74,726	19,631	55,095
Templeton Foreign VIP Fund, Class 2	-	55	(55)	-	38	(38)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Global Bond VIP Fund, Class 2	25,243	55,359	(30,116)	21,396	5,241	16,155
Western Asset Core Plus VIT Portfolio, Class II	93,948	80,889	13,059	134,360	84,270	50,090

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expense ratios by Subaccount in the Financial Highlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% - 0.15% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% - 0.35% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
Some states impose premium taxes at rates currently ranging up to 3.5%; if premium taxes are applicable, the mandated amount would be deducted from the payment when it is received which will in turn reduce Contract owners' net payments on the Statements of Changes in Net Assets.	0.0% - 3.5% of each payment, varies by state

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

Charge for Optional SecurePay Rider
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	maximum of 2.20% of benefit base

Expense Type	Range
Charge for Optional Death Benefit
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.20% of the death benefit value

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Discovery Value Portfolio, Class B
2025	58	$12.55	$12.43	$716	0.59%	0.25%	0.45%	2.38%	2.18%
2024	61	12.26	12.16	749	0.63%	0.25%	0.45%	9.44%	9.22%
2023	67	11.20	11.14	741	0.84%	0.25%	0.45%	16.57%	16.34%
2022	60	9.61	9.57	574	1.08%	0.25%	0.45%	(16.03)%	(16.20)%
2021	27	11.44	11.42	308	0.23%	0.25%	0.45%	6.79%	3.10%
AB VPS Large Cap Growth Portfolio, Class B
2025	479	17.82	17.65	8,460	0.00%	0.25%	0.45%	12.57%	12.34%
2024	436	15.83	15.71	6,872	0.00%	0.25%	0.45%	24.64%	24.39%
2023	398	12.70	12.63	5,042	0.00%	0.25%	0.45%	34.45%	34.18%
2022	353	9.45	9.41	3,332	0.00%	0.25%	0.45%	(28.87)%	(29.01)%
2021	159	13.28	13.26	2,105	0.00%	0.25%	0.45%	14.40%	18.28%
AB VPS Relative Value Portfolio, Class B
2025	390	15.53	15.38	6,033	0.82%	0.25%	0.45%	9.92%	9.70%
2024	419	14.13	14.02	5,902	1.30%	0.25%	0.45%	12.48%	12.26%
2023	217	12.56	12.49	2,721	1.22%	0.25%	0.45%	11.44%	11.22%
2022	248	11.27	11.23	2,790	1.32%	0.25%	0.45%	(4.66)%	(4.85)%
2021	89	11.82	11.80	1,048	0.11%	0.25%	0.45%	7.90%	7.62%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Small Cap Growth Portfolio, Class B
2025	84	$9.33	$9.24	$781	0.00%	0.25%	0.45%	4.19%	3.98%
2024	94	8.95	8.88	837	0.00%	0.25%	0.45%	18.15%	17.91%
2023	74	7.58	7.53	557	0.00%	0.25%	0.45%	17.43%	17.20%
2022	56	6.45	6.43	362	0.00%	0.25%	0.45%	(39.42)%	(39.54)%
2021	40	10.65	10.63	427	0.00%	0.25%	0.45%	8.99%	8.28%
American Funds IS American Funds Global Balanced Fund, Class 4
2025	43	12.15	12.10	518	2.13%	0.25%	0.45%	6.63%	16.43%
2024	1	10.39	10.39	5	124.21%	0.45%	0.45%	(2.25)%	(2.25)%
American Funds IS Asset Allocation Fund, Class 4
2025	2,157	16.06	15.90	33,890	1.89%	0.25%	0.45%	15.30%	15.07%
2024	1,977	13.93	13.82	27,330	2.05%	0.25%	0.45%	15.82%	15.59%
2023	1,849	12.03	11.95	22,116	1.93%	0.25%	0.45%	13.74%	13.51%
2022	2,156	10.58	10.53	22,768	1.80%	0.25%	0.45%	(13.88)%	(14.05)%
2021	1,683	12.28	12.25	20,625	1.44%	0.25%	0.45%	14.23%	12.85%
American Funds IS Capital Income Builder, Class 4
2025	99	16.20	16.03	1,604	2.82%	0.25%	0.45%	19.86%	19.62%
2024	86	13.52	13.40	1,160	3.21%	0.25%	0.45%	9.66%	9.44%
2023	85	12.33	12.25	1,049	2.66%	0.25%	0.45%	8.48%	8.27%
2022	97	11.36	11.31	1,104	2.60%	0.25%	0.45%	(7.61)%	(7.79)%
2021	86	12.30	12.27	1,062	2.27%	0.25%	0.45%	9.02%	6.18%
American Funds IS Capital World Bond Fund, Class 4
2025	18	9.54	9.46	171	4.19%	0.25%	0.45%	8.76%	8.54%
2024	9	8.77	8.72	75	1.96%	0.25%	0.45%	(3.57)%	(3.76)%
2023	9	9.09	9.06	78	0.00%	0.25%	0.45%	5.63%	5.42%
2022	2	8.61	8.59	21	0.00%	0.25%	0.45%	(4.99)%	(5.07)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Capital World Growth and Income Fund, Class 4
2025	194	$18.00	$17.81	$3,466	1.18%	0.25%	0.45%	24.15%	23.90%
2024	176	14.50	14.38	2,547	1.51%	0.25%	0.45%	13.41%	13.18%
2023	187	12.78	12.70	2,382	2.01%	0.25%	0.45%	20.35%	20.11%
2022	146	10.62	10.58	1,547	2.46%	0.25%	0.45%	(17.78)%	(17.94)%
2021	96	12.92	12.89	1,240	1.62%	0.25%	0.45%	9.01%	11.94%
American Funds IS Global Growth Fund, Class 4
2025	521	15.95	15.78	8,229	1.20%	0.25%	0.45%	21.04%	20.80%
2024	553	13.17	13.06	7,230	1.37%	0.25%	0.45%	13.10%	12.87%
2023	580	11.65	11.57	6,718	0.71%	0.25%	0.45%	21.99%	21.75%
2022	550	9.55	9.51	5,227	0.47%	0.25%	0.45%	(25.11)%	(25.26)%
2021	365	12.75	12.72	4,640	0.20%	0.25%	0.45%	12.17%	11.30%
American Funds IS Global Small Capitalization Fund, Class 4
2025	145	11.62	11.50	1,678	0.21%	0.25%	0.45%	14.04%	13.81%
2024	137	10.19	10.10	1,389	0.83%	0.25%	0.45%	1.86%	1.66%
2023	105	10.00	9.94	1,051	0.03%	0.25%	0.45%	15.50%	15.27%
2022	117	8.66	8.62	1,010	0.00%	0.25%	0.45%	(29.86)%	(30.00)%
2021	59	12.35	12.32	726	0.00%	0.25%	0.45%	(2.40)%	(0.57)%
American Funds IS Growth Fund, Class 4
2025	759	20.95	20.73	15,511	0.14%	0.25%	0.45%	19.63%	19.39%
2024	867	17.51	17.36	15,079	0.17%	0.25%	0.45%	30.97%	30.70%
2023	806	13.37	13.28	10,716	0.17%	0.25%	0.45%	37.79%	37.52%
2022	817	9.70	9.66	7,901	0.12%	0.25%	0.45%	(30.29)%	(30.43)%
2021	518	13.92	13.88	7,201	0.17%	0.25%	0.45%	18.55%	16.23%
American Funds IS Growth-Income Fund, Class 4
2025	353	20.25	20.04	7,106	0.71%	0.25%	0.45%	17.48%	17.24%
2024	398	17.24	17.10	6,819	0.95%	0.25%	0.45%	23.61%	23.36%
2023	356	13.95	13.86	4,942	1.22%	0.25%	0.45%	25.51%	25.26%
2022	355	11.11	11.06	3,933	1.25%	0.25%	0.45%	(16.91)%	(17.08)%
2021	235	13.37	13.34	3,135	0.93%	0.25%	0.45%	13.25%	16.61%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS International Fund, Class 4
2025	179	$13.62	$13.48	$2,422	1.13%	0.25%	0.45%	26.09%	25.84%
2024	197	10.80	10.71	2,117	0.99%	0.25%	0.45%	2.67%	2.46%
2023	202	10.52	10.45	2,113	1.14%	0.25%	0.45%	15.27%	15.04%
2022	186	9.13	9.09	1,690	1.46%	0.25%	0.45%	(21.22)%	(21.38)%
2021	180	11.58	11.56	2,084	2.57%	0.25%	0.45%	(1.86)%	(5.33)%
American Funds IS New World Fund, Class 4
2025	272	14.55	14.40	3,935	0.93%	0.25%	0.45%	27.61%	27.35%
2024	265	11.40	11.31	3,012	1.21%	0.25%	0.45%	6.06%	5.85%
2023	250	10.75	10.68	2,678	1.26%	0.25%	0.45%	15.38%	15.15%
2022	245	9.32	9.28	2,279	1.21%	0.25%	0.45%	(22.45)%	(22.60)%
2021	167	12.01	11.99	2,008	0.79%	0.25%	0.45%	1.02%	(0.26)%
American Funds IS The Bond Fund of America, Class 4
2025	937	9.84	10.34	9,172	4.20%	0.25%	0.45%	6.71%	6.50%
2024	908	9.22	9.15	8,338	4.23%	0.25%	0.45%	0.72%	0.52%
2023	751	9.16	9.10	6,850	3.38%	0.25%	0.45%	4.46%	4.25%
2022	732	8.77	8.73	6,476	3.25%	0.25%	0.45%	(12.97)%	(13.14)%
2021	415	10.07	10.05	4,172	1.36%	0.25%	0.45%	1.73%	(0.57)%
American Funds IS U.S. Government Securities Fund, Class 4
2025	224	9.66	9.56	2,152	4.07%	0.25%	0.45%	7.27%	7.06%
2024	188	9.01	8.93	1,682	3.79%	0.25%	0.45%	0.19%	(0.01)%
2023	205	8.99	8.93	1,831	3.37%	0.25%	0.45%	2.37%	2.16%
2022	208	8.78	8.74	1,824	5.29%	0.25%	0.45%	(11.42)%	(11.59)%
2021	63	9.92	9.89	621	1.44%	0.25%	0.45%	1.78%	1.44%
American Funds IS Washington Mutual Investors Fund, Class 4
2025	218	20.66	20.44	4,479	1.23%	0.25%	0.45%	16.61%	16.37%
2024	213	17.72	17.57	3,764	1.48%	0.25%	0.45%	18.55%	18.32%
2023	207	14.94	14.85	3,089	1.89%	0.25%	0.45%	16.68%	16.45%
2022	193	12.81	12.75	2,472	2.42%	0.25%	0.45%	(8.91)%	(9.10)%
2021	76	14.06	14.03	1,071	1.32%	0.25%	0.45%	15.73%	21.10%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2025	1,535	$13.79	$13.66	$20,949	2.38%	0.25%	0.45%	15.08%	14.85%
2024	1,410	11.98	11.89	16,846	2.40%	0.25%	0.45%	11.08%	10.86%
2023	1,141	10.79	10.73	12,276	2.26%	0.25%	0.45%	15.03%	14.80%
2022	916	9.38	9.34	8,574	2.88%	0.25%	0.45%	(15.25)%	(15.42)%
2021	288	11.07	11.05	3,182	2.31%	0.25%	0.45%	4.02%	4.16%
BlackRock Global Allocation V.I. Fund, Class III
2025	237	12.87	12.75	3,019	4.51%	0.25%	0.45%	19.21%	18.97%
2024	216	10.80	10.72	2,321	1.47%	0.25%	0.45%	8.65%	8.44%
2023	221	9.94	9.88	2,185	2.71%	0.25%	0.45%	12.21%	11.99%
2022	215	8.86	8.83	1,901	0.00%	0.25%	0.45%	(16.28)%	(16.45)%
2021	71	10.58	10.56	746	0.40%	0.25%	0.45%	(0.39)%	0.16%
BlackRock International V.I. Fund, Class I
2025	241	10.57	10.47	2,534	1.38%	0.25%	0.45%	15.25%	15.02%
2024	323	9.17	9.10	2,954	0.55%	0.25%	0.45%	0.12%	(0.08)%
2023	354	9.16	9.11	3,237	0.86%	0.25%	0.45%	18.73%	18.49%
2022	413	7.72	7.69	3,182	1.27%	0.25%	0.45%	(24.81)%	(24.96)%
2021	114	10.26	10.25	1,166	0.89%	0.25%	0.45%	(3.88)%	(3.61)%
ClearBridge Variable Dividend Strategy Portfolio, Class II
2025	80	17.01	16.84	1,356	1.83%	0.25%	0.45%	12.18%	11.96%
2024	98	15.16	15.04	1,484	1.23%	0.25%	0.45%	16.39%	16.16%
2023	82	13.02	12.95	1,060	1.97%	0.25%	0.45%	13.72%	13.50%
2022	79	11.45	11.41	898	1.84%	0.25%	0.45%	(8.46)%	(8.64)%
2021	18	12.51	12.49	225	1.26%	0.25%	0.45%	10.36%	11.88%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2025	34	16.65	16.49	559	0.00%	0.25%	0.45%	8.08%	7.87%
2024	35	15.40	15.28	536	0.00%	0.25%	0.45%	27.24%	26.99%
2023	33	12.10	12.04	399	0.00%	0.25%	0.45%	43.31%	43.02%
2022	8	8.45	8.42	66	0.00%	0.25%	0.45%	(32.59)%	(32.72)%
2021	6	12.53	12.51	69	0.00%	0.25%	0.45%	4.95%	7.20%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
ClearBridge Variable Mid Cap Portfolio, Class II
2025	159		$13.64	$13.50	$2,152	0.01%	0.25%	0.45%	3.82%	3.61%
2024	171		13.14	13.03	2,232	0.36%	0.25%	0.45%	9.45%	9.23%
2023	185		12.00	11.93	2,206	0.02%	0.25%	0.45%	12.34%	12.11%
2022	192		10.68	10.64	2,045	0.11%	0.25%	0.45%	(25.69)%	(25.84)%
2021	115		14.38	14.34	1,646	0.01%	0.25%	0.45%	16.27%	21.97%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2025	186		10.98	10.86	2,023	0.00%	0.25%	0.45%	8.70%	8.48%
2024	218		10.10	10.01	2,188	0.00%	0.25%	0.45%	3.97%	3.76%
2023	220		9.71	9.65	2,129	0.00%	0.25%	0.45%	7.85%	7.64%
2022	235		9.00	8.97	2,109	0.00%	0.25%	0.45%	(29.19)%	(29.33)%
2021	228		12.72	12.69	2,889	0.00%	0.25%	0.45%	10.80%	2.41%
Columbia VP Balanced Fund, Class 2
2025	227		14.51	14.37	3,268	0.00%	0.25%	0.45%	13.47%	13.24%
2024	226		12.79	12.69	2,873	0.00%	0.25%	0.45%	14.02%	13.79%
2023	393		11.22	11.15	4,399	0.00%	0.25%	0.45%	20.80%	20.56%
2022	362		9.29	9.25	3,358	0.00%	0.25%	0.45%	(17.07)%	(17.24)%
2021	48		11.20	11.18	535	0.00%	0.25%	0.45%	5.83%	3.05%
Columbia VP Emerging Markets Bond Fund, Class 2
2025	0	*	11.93	11.93	5	5.08%	0.25%	0.25%	12.37%	12.37%
2024	1		10.62	10.62	7	14.24%	0.25%	0.25%	2.21%	2.21%
Columbia VP Intermediate Bond Fund, Class 2
2025	423		9.64	9.55	4,052	5.14%	0.25%	0.45%	8.57%	8.35%
2024	350		8.88	8.81	3,092	4.24%	0.25%	0.45%	1.48%	1.27%
2023	256		8.75	8.70	2,229	2.13%	0.25%	0.45%	5.82%	5.61%
2022	297		8.27	8.24	2,449	3.08%	0.25%	0.45%	(17.43)%	(17.59)%
2021	164		10.02	10.00	1,636	0.12%	0.25%	0.45%	(0.88)%	(0.42)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Limited Duration Credit Fund, Class 2
2025	227	$10.92	$10.81	$2,471	7.18%	0.25%	0.45%	5.74%	5.53%
2024	126	10.33	10.25	1,293	3.90%	0.25%	0.45%	4.37%	4.16%
2023	86	9.89	9.84	850	2.91%	0.25%	0.45%	6.39%	6.18%
2022	74	9.30	9.26	683	0.45%	0.25%	0.45%	(6.59)%	(6.78)%
2021	53	9.95	9.94	524	0.07%	0.25%	0.45%	(0.90)%	(1.05)%
Columbia VP Select Mid Cap Value Fund, Class 2
2025	63	14.89	14.74	927	0.00%	0.25%	0.45%	13.59%	13.36%
2024	66	13.11	13.01	855	0.00%	0.25%	0.45%	11.99%	11.76%
2023	75	11.70	11.64	871	0.00%	0.25%	0.45%	9.78%	9.56%
2022	104	10.66	10.62	1,100	0.00%	0.25%	0.45%	(9.89)%	(10.07)%
2021	48	11.83	11.81	570	0.00%	0.25%	0.45%	11.31%	8.50%
Columbia VP Strategic Income Fund, Class 2
2025	305	10.77	10.66	3,276	4.14%	0.25%	0.45%	6.90%	6.68%
2024	294	10.07	10.00	2,963	2.72%	0.25%	0.45%	4.24%	4.04%
2023	101	9.66	9.61	978	3.37%	0.25%	0.45%	8.93%	8.71%
2022	111	8.87	8.84	983	2.73%	0.25%	0.45%	(11.74)%	(11.91)%
2021	67	10.05	10.03	669	1.23%	0.25%	0.45%	(0.13)%	(0.66)%
Empower Bond Index Fund, Investor Class
2025	364	9.43	9.33	3,410	2.06%	0.25%	0.45%	6.35%	6.14%
2024	622	8.86	8.79	5,487	2.34%	0.25%	0.45%	0.57%	0.37%
2023	638	8.81	8.76	5,603	2.01%	0.25%	0.45%	4.76%	4.55%
2022	701	8.41	8.38	5,877	1.13%	0.25%	0.45%	(13.90)%	(14.07)%
2021	675	9.77	9.75	6,606	0.54%	0.25%	0.45%	(1.63)%	(2.21)%
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2
2025	11	12.77	12.64	134	2.07%	0.25%	0.45%	14.36%	14.13%
2024	11	11.16	11.08	128	2.31%	0.25%	0.45%	7.96%	7.75%
2023	12	10.34	10.28	127	2.84%	0.25%	0.45%	5.52%	12.15%
2022	6	9.17	9.17	58	2.05%	0.45%	0.45%	(15.53)%	(15.53)%
2021	5	10.85	10.85	55	7.82%	0.45%	0.45%	(0.88)%	(0.88)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Asset Manager 70% Portfolio, Service Class 2
2025	74	$13.30	$13.20	$982	1.80%	0.25%	0.45%	17.66%	17.43%
2024	79	11.30	11.24	886	2.06%	0.25%	0.45%	10.27%	10.05%
2023	68	10.25	10.21	689	2.20%	0.25%	0.45%	6.49%	15.53%
2022	39	8.84	8.84	342	2.92%	0.45%	0.45%	0.54%	0.54%
Fidelity VIP Balanced Portfolio, Service Class 2
2025	2,361	15.03	14.89	35,104	1.62%	0.25%	0.45%	14.67%	14.44%
2024	2,196	13.11	13.01	28,580	1.77%	0.25%	0.45%	15.34%	15.11%
2023	1,800	11.37	11.30	20,349	1.56%	0.25%	0.45%	20.93%	20.69%
2022	1,489	9.40	9.36	13,950	1.37%	0.25%	0.45%	(18.39)%	(18.55)%
2021	669	11.52	11.50	7,687	0.61%	0.25%	0.45%	8.43%	8.30%
Fidelity VIP Bond Index Portfolio, Service Class 2
2025	1,624	9.79	10.35	15,832	3.32%	0.25%	0.45%	6.50%	6.28%
2024	1,464	9.19	9.12	13,398	3.02%	0.25%	0.45%	0.75%	0.54%
2023	943	9.12	9.07	8,578	2.58%	0.25%	0.45%	4.87%	4.66%
2022	600	8.70	8.67	5,204	1.63%	0.25%	0.45%	(13.60)%	(13.77)%
2021	428	10.07	10.05	4,307	0.65%	0.25%	0.45%	0.90%	0.68%
Fidelity VIP Contrafund Portfolio, Service Class 2
2025	219	14.06	14.01	3,066	0.00%	0.25%	0.45%	20.89%	20.65%
2024	119	11.63	11.61	1,381	0.00%	0.25%	0.45%	6.78%	14.42%
Fidelity VIP Energy Portfolio, Service Class 2
2025	63	20.93	20.73	1,311	1.92%	0.25%	0.45%	10.07%	9.85%
2024	63	19.02	18.87	1,182	1.53%	0.25%	0.45%	3.76%	3.55%
2023	87	18.33	18.22	1,583	2.44%	0.25%	0.45%	0.45%	0.25%
2022	100	18.24	18.18	1,822	3.05%	0.25%	0.45%	62.46%	62.14%
2021	27	11.23	11.21	298	2.01%	0.25%	0.45%	5.76%	13.32%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2025	480	$12.91	$12.79	$6,166	1.04%	0.25%	0.45%	11.75%	11.53%
2024	403	11.55	11.47	4,632	1.25%	0.25%	0.45%	11.74%	11.52%
2023	310	10.34	10.28	3,190	1.92%	0.25%	0.45%	16.82%	16.58%
2022	221	8.85	8.82	1,954	1.40%	0.25%	0.45%	(18.50)%	(18.67)%
2021	128	10.86	10.84	1,389	1.18%	0.25%	0.45%	4.09%	0.89%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2025	302	11.56	11.45	3,454	3.89%	0.25%	0.45%	8.76%	8.54%
2024	246	10.63	10.55	2,599	3.38%	0.25%	0.45%	5.13%	4.91%
2023	250	10.11	10.06	2,519	3.84%	0.25%	0.45%	7.75%	7.54%
2022	253	9.39	9.35	2,371	3.65%	0.25%	0.45%	(9.98)%	(10.16)%
2021	37	10.43	10.41	385	0.99%	0.25%	0.45%	2.56%	0.50%
Fidelity VIP FundsManager 60% Portfolio, Service Class 2
2025	122	11.00	12.75	1,535	2.22%	0.45%	0.45%	2.77%	14.99%
2024	117	11.03	11.09	1,297	2.66%	0.25%	0.45%	7.94%	8.96%
2023	60	10.21	10.18	611	9.05%	0.25%	0.45%	12.45%	13.56%
2022	41	8.96	8.96	370	3.77%	0.45%	0.45%	(1.17)%	(1.17)%
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
2025	129	14.82	14.68	1,889	1.38%	0.25%	0.45%	18.96%	18.73%
2024	118	12.46	12.36	1,457	1.29%	0.25%	0.45%	12.10%	11.87%
2023	110	11.11	11.05	1,218	1.54%	0.25%	0.45%	17.19%	16.95%
2022	103	9.48	9.45	974	1.07%	0.25%	0.45%	(17.40)%	(17.56)%
2021	77	11.48	11.46	883	0.73%	0.25%	0.45%	5.15%	5.04%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2025	88	17.68	17.55	1,553	0.00%	0.25%	0.45%	21.33%	21.09%
2024	157	14.57	14.49	2,274	0.00%	0.25%	0.45%	38.21%	37.93%
2023	115	10.54	10.50	1,210	0.00%	0.25%	0.45%	34.08%	44.65%
2022	30	7.26	7.26	219	0.00%	0.45%	0.45%	(10.21)%	(10.21)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Growth Portfolio, Service Class 2
2025	304	$18.38	$18.28	$5,571	0.05%	0.25%	0.45%	14.32%	14.09%
2024	241	16.08	16.02	3,870	0.00%	0.25%	0.45%	29.75%	29.49%
2023	79	12.39	12.37	975	0.00%	0.25%	0.45%	11.85%	7.95%
Fidelity VIP Health Care Portfolio, Service Class 2
2025	80	11.99	11.88	959	0.16%	0.25%	0.45%	13.81%	13.58%
2024	83	10.54	10.46	872	0.00%	0.25%	0.45%	4.60%	4.39%
2023	120	10.07	10.02	1,204	0.00%	0.25%	0.45%	3.75%	3.55%
2022	136	9.71	9.67	1,317	0.00%	0.25%	0.45%	(12.84)%	(13.01)%
2021	91	11.14	11.12	1,015	0.00%	0.25%	0.45%	1.59%	5.89%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2025	132	13.90	13.79	1,828	0.83%	0.25%	0.45%	18.06%	17.83%
2024	126	11.77	11.70	1,483	0.69%	0.25%	0.45%	7.65%	7.44%
2023	60	10.93	10.89	657	0.19%	0.25%	0.45%	26.86%	26.61%
2022	33	8.62	8.60	284	0.15%	0.25%	0.45%	(0.33)%	(0.42)%
Fidelity VIP International Index Portfolio, Service Class 2
2025	1,367	14.00	13.86	19,040	2.80%	0.25%	0.45%	32.49%	32.23%
2024	1,030	10.57	10.48	10,841	2.91%	0.25%	0.45%	4.56%	4.35%
2023	823	10.10	10.05	8,295	2.93%	0.25%	0.45%	15.59%	15.36%
2022	617	8.74	8.71	5,383	2.43%	0.25%	0.45%	(16.42)%	(16.59)%
2021	397	10.46	10.44	4,144	2.59%	0.25%	0.45%	0.67%	0.62%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2025	2,624	9.91	10.33	25,837	4.07%	0.25%	0.45%	6.66%	6.45%
2024	1,754	9.29	9.21	16,183	3.70%	0.25%	0.45%	1.24%	1.04%
2023	1,403	9.17	9.12	12,805	2.84%	0.25%	0.45%	5.74%	5.53%
2022	1,065	8.68	8.64	9,207	2.29%	0.25%	0.45%	(13.43)%	(13.60)%
2021	878	10.02	10.00	8,779	1.51%	0.25%	0.45%	0.80%	(0.88)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Mid Cap Portfolio, Service Class 2
2025	402	$18.03	$17.85	$7,215	0.26%	0.25%	0.45%	11.21%	10.99%
2024	372	16.22	16.08	6,017	0.39%	0.25%	0.45%	16.88%	16.65%
2023	300	13.87	13.79	4,155	0.41%	0.25%	0.45%	14.52%	14.29%
2022	294	12.12	12.06	3,551	0.30%	0.25%	0.45%	(15.18)%	(15.35)%
2021	223	14.28	14.25	3,181	0.36%	0.25%	0.45%	19.54%	13.79%
Fidelity VIP Target Volatility Portfolio, Service Class 2
2025	53	12.89	12.77	673	22.37%	0.25%	0.45%	10.62%	10.40%
2024	53	11.65	11.56	613	1.72%	0.25%	0.45%	9.53%	9.31%
2023	67	10.64	10.58	710	2.99%	0.25%	0.45%	5.82%	13.42%
2022	33	9.33	9.33	309	2.21%	0.45%	0.45%	(16.03)%	(16.03)%
2021	33	11.11	11.11	368	0.00%	0.45%	0.45%	3.93%	3.93%
Fidelity VIP Technology Portfolio, Initial Class
2025	723	22.01	21.80	15,776	0.00%	0.25%	0.45%	22.46%	22.22%
2024	733	17.98	17.84	13,084	0.00%	0.25%	0.45%	35.25%	34.98%
2023	575	13.29	13.22	7,612	0.15%	0.25%	0.45%	57.92%	57.61%
2022	388	8.42	8.39	3,253	0.00%	0.25%	0.45%	(36.02)%	(36.14)%
2021	250	13.15	13.13	3,282	0.00%	0.25%	0.45%	14.34%	26.55%
Fidelity VIP Total Market Index Portfolio, Service Class 2
2025	591	17.61	17.44	10,341	0.97%	0.25%	0.45%	16.56%	16.33%
2024	579	15.10	14.99	8,692	1.13%	0.25%	0.45%	23.07%	22.83%
2023	582	12.27	12.20	7,117	0.89%	0.25%	0.45%	25.39%	25.14%
2022	574	9.79	9.75	5,630	1.79%	0.25%	0.45%	(19.61)%	(19.77)%
2021	198	12.17	12.15	2,406	0.91%	0.25%	0.45%	12.95%	10.80%
Fidelity VIP Utilities Portfolio, Initial Class
2025	176	18.59	18.41	3,244	1.88%	0.25%	0.45%	13.82%	13.60%
2024	164	16.33	16.20	2,665	2.64%	0.25%	0.45%	28.68%	28.42%
2023	85	12.69	12.62	1,079	1.90%	0.25%	0.45%	(1.28)%	(1.48)%
2022	113	12.85	12.81	1,450	1.53%	0.25%	0.45%	5.16%	4.95%
2021	11	12.22	12.20	133	0.00%	0.25%	0.45%	9.19%	15.01%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Value Strategies Portfolio, Service Class 2
2025	115	$13.36	$13.26	$1,525	0.84%	0.25%	0.45%	7.43%	7.22%
2024	106	12.44	12.37	1,307	0.95%	0.25%	0.45%	8.89%	8.67%
2023	46	11.42	11.38	530	1.66%	0.25%	0.45%	20.31%	20.07%
2022	17	9.49	9.48	165	1.71%	0.25%	0.45%	1.49%	1.40%
Franklin DynaTech VIP Fund, Class 2
2025	19	16.04	15.88	303	0.00%	0.25%	0.45%	17.84%	17.60%
2024	23	13.62	13.50	308	0.00%	0.25%	0.45%	30.12%	29.86%
2023	25	10.46	10.40	260	0.00%	0.25%	0.45%	43.41%	43.13%
2022	27	7.30	7.26	193	0.00%	0.25%	0.45%	(40.11)%	(40.23)%
2021	49	12.18	12.15	599	0.00%	0.25%	0.45%	(4.90)%	7.89%
Franklin Income VIP Fund, Class 2
2025	216	15.44	15.28	3,300	5.12%	0.25%	0.45%	12.28%	12.05%
2024	224	13.75	13.64	3,061	5.05%	0.25%	0.45%	6.93%	6.72%
2023	152	12.86	12.78	1,938	5.53%	0.25%	0.45%	8.35%	8.14%
2022	171	11.87	11.82	2,020	3.59%	0.25%	0.45%	(5.71)%	(5.90)%
2021	66	12.59	12.56	830	1.09%	0.25%	0.45%	8.13%	9.83%
Franklin Mutual Global Discovery VIP Fund, Class 2
2025	1	20.16	20.16	24	1.71%	0.25%	0.25%	23.03%	23.03%
2024	2	16.39	16.39	32	1.43%	0.25%	0.25%	4.39%	4.39%
2023	4	15.70	15.70	56	2.25%	0.25%	0.25%	20.01%	20.01%
2022	3	13.08	13.08	41	1.91%	0.25%	0.25%	(4.99)%	(4.99)%
2021	11	13.77	13.73	152	3.15%	0.25%	0.45%	8.09%	8.90%
Franklin Mutual Shares VIP Fund, Class 2
2025	2	17.47	16.06	36	2.27%	0.25%	0.45%	11.24%	3.14%
2024	1	15.70	15.57	19	1.87%	0.25%	0.45%	10.99%	10.77%
2023	2	14.15	14.06	23	1.35%	0.25%	0.45%	13.18%	12.96%
2022	2	12.50	12.45	24	0.56%	0.25%	0.45%	(7.66)%	(7.85)%
2021	17	13.54	13.50	225	3.77%	0.25%	0.45%	7.24%	5.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin Rising Dividends VIP Fund, Class 2
2025	339	$16.63	$16.46	$5,590	0.86%	0.25%	0.45%	11.53%	11.30%
2024	337	14.91	14.79	4,994	1.01%	0.25%	0.45%	10.51%	10.29%
2023	402	13.50	13.41	5,398	0.97%	0.25%	0.45%	11.80%	11.57%
2022	294	12.07	12.02	3,542	0.74%	0.25%	0.45%	(10.79)%	(10.97)%
2021	215	13.53	13.50	2,900	0.34%	0.25%	0.45%	24.41%	23.53%
Franklin Small Cap Value VIP Fund, Class 2
2025	151	17.76	17.57	2,659	1.04%	0.25%	0.45%	7.39%	7.17%
2024	192	16.54	16.40	3,167	0.98%	0.25%	0.45%	11.43%	11.20%
2023	175	14.84	14.75	2,589	0.50%	0.25%	0.45%	12.46%	12.24%
2022	151	13.20	13.14	1,992	1.10%	0.25%	0.45%	(10.29)%	(10.47)%
2021	74	14.71	14.68	1,090	0.51%	0.25%	0.45%	10.34%	18.95%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2025	87	11.44	11.32	990	0.00%	0.25%	0.45%	2.26%	2.06%
2024	90	11.18	11.09	1,005	0.00%	0.25%	0.45%	10.76%	10.53%
2023	126	10.10	10.03	1,266	0.00%	0.25%	0.45%	26.42%	26.17%
2022	134	7.99	7.95	1,066	0.00%	0.25%	0.45%	(33.86)%	(33.99)%
2021	149	12.08	12.05	1,795	0.00%	0.25%	0.45%	3.43%	4.98%
Franklin Strategic Income VIP Fund, Class 2
2025	18	11.21	11.10	204	4.77%	0.25%	0.45%	6.98%	6.76%
2024	19	10.48	10.39	198	5.01%	0.25%	0.45%	3.76%	3.55%
2023	27	10.10	10.04	268	4.72%	0.25%	0.45%	7.91%	7.70%
2022	31	9.36	9.32	289	4.54%	0.25%	0.45%	(10.97)%	(11.15)%
2021	34	10.52	10.49	355	0.84%	0.25%	0.45%	2.70%	1.50%
Goldman Sachs VIT Core Fixed Income Fund, Service Class
2025	93	9.57	9.47	884	3.61%	0.25%	0.45%	7.05%	6.84%
2024	72	8.94	8.86	644	3.69%	0.25%	0.45%	0.64%	0.44%
2023	64	8.88	8.82	567	2.82%	0.25%	0.45%	5.57%	5.36%
2022	70	8.41	8.37	590	1.41%	0.25%	0.45%	(14.49)%	(14.66)%
2021	108	9.84	9.81	1,061	0.64%	0.25%	0.45%	1.54%	(1.87)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT Mid Cap Growth Fund, Service Class
2025	68	$13.95	$13.81	$938	0.00%	0.25%	0.45%	7.09%	6.88%
2024	66	13.03	12.92	859	0.00%	0.25%	0.45%	19.98%	19.74%
2023	89	10.86	10.79	961	0.00%	0.25%	0.45%	18.15%	17.92%
2022	86	9.19	9.15	792	0.00%	0.25%	0.45%	(26.49)%	(26.63)%
2021	73	12.50	12.47	906	0.00%	0.25%	0.45%	10.32%	6.98%
Goldman Sachs VIT Mid Cap Value Fund, Service Class
2025	7	17.96	17.96	120	0.91%	0.25%	0.25%	8.86%	8.86%
2024	8	16.49	16.49	130	0.73%	0.25%	0.25%	11.87%	11.87%
2023	9	14.74	14.74	130	0.62%	0.25%	0.25%	10.83%	10.83%
2022	14	13.30	13.24	176	0.39%	0.25%	0.45%	(10.46)%	(10.63)%
2021	15	14.86	14.82	222	0.21%	0.25%	0.45%	18.75%	26.48%
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class
2025	92	14.40	14.26	1,320	0.60%	0.25%	0.45%	15.53%	15.30%
2024	95	12.46	12.37	1,172	1.19%	0.25%	0.45%	18.52%	18.28%
2023	45	10.51	10.45	470	1.27%	0.25%	0.45%	18.66%	18.42%
2022	24	8.86	8.83	215	0.12%	0.25%	0.45%	(19.84)%	(20.00)%
2021	12	11.05	11.03	128	0.35%	0.25%	0.45%	0.63%	4.41%
Goldman Sachs VIT Strategic Growth Fund, Service Class
2025	139	19.24	19.04	2,633	0.00%	0.25%	0.45%	17.29%	17.06%
2024	127	16.41	16.27	2,064	0.00%	0.25%	0.45%	31.76%	31.49%
2023	142	12.45	12.37	1,758	0.00%	0.25%	0.45%	41.30%	41.02%
2022	141	8.81	8.77	1,242	0.00%	0.25%	0.45%	(32.85)%	(32.98)%
2021	164	13.12	13.09	2,146	0.00%	0.25%	0.45%	21.46%	17.40%
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class
2025	12	13.91	13.77	162	4.52%	0.25%	0.45%	9.61%	9.39%
2024	16	12.69	12.59	207	3.06%	0.25%	0.45%	11.48%	11.26%
2023	19	11.39	11.31	219	1.83%	0.25%	0.45%	15.29%	15.06%
2022	19	9.88	9.83	189	0.00%	0.25%	0.45%	(19.36)%	(19.52)%
2021	19	12.25	12.22	230	0.00%	0.25%	0.45%	2.27%	7.21%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Balanced-Risk Allocation Fund, Series II
2025	49	$11.93	$11.81	$584	7.04%	0.25%	0.45%	8.42%	8.20%
2024	73	11.01	10.91	803	5.89%	0.25%	0.45%	3.30%	3.09%
2023	76	10.65	10.59	810	0.00%	0.25%	0.45%	6.13%	5.92%
2022	86	10.04	9.99	863	10.19%	0.25%	0.45%	(14.73)%	(14.90)%
2021	40	11.77	11.74	473	5.14%	0.25%	0.45%	(0.32)%	2.59%
Invesco V.I. Comstock Fund, Series II
2025	101	23.26	23.01	2,350	1.43%	0.25%	0.45%	16.85%	16.62%
2024	97	19.90	19.74	1,923	1.91%	0.25%	0.45%	14.58%	14.35%
2023	58	17.37	17.26	1,011	2.17%	0.25%	0.45%	11.82%	11.59%
2022	42	15.53	15.47	648	1.80%	0.25%	0.45%	0.59%	0.39%
2021	17	15.44	15.40	267	1.54%	0.25%	0.45%	6.09%	8.44%
Invesco V.I. Conservative Balanced Fund, Series II
2024	-	-	-	-	2.86%	0.25%	0.45%	2.40%	2.33%
2023	143	10.10	10.04	1,442	1.71%	0.25%	0.45%	12.03%	11.80%
2022	135	9.01	8.98	1,214	1.54%	0.25%	0.45%	(17.23)%	(17.39)%
2021	63	10.89	10.87	692	0.74%	0.25%	0.45%	2.99%	4.39%
Invesco V.I. Equity and Income Fund, Series II
2025	201	16.79	16.62	3,342	1.77%	0.25%	0.45%	12.24%	12.01%
2024	252	14.96	14.84	3,743	1.88%	0.25%	0.45%	11.63%	11.40%
2023	126	13.40	13.32	1,685	1.78%	0.25%	0.45%	9.96%	9.74%
2022	108	12.19	12.14	1,312	1.63%	0.25%	0.45%	(7.94)%	(8.13)%
2021	85	13.24	13.21	1,125	1.32%	0.25%	0.45%	8.44%	4.77%
Invesco V.I. EQV International Equity Fund, Series II
2025	97	13.00	12.86	1,250	1.15%	0.25%	0.45%	15.94%	15.71%
2024	113	11.21	11.12	1,255	1.56%	0.25%	0.45%	0.09%	(0.11)%
2023	112	11.20	11.13	1,252	0.00%	0.25%	0.45%	17.57%	17.34%
2022	127	9.53	9.49	1,207	1.63%	0.25%	0.45%	(18.71)%	(18.87)%
2021	83	11.72	11.69	974	1.19%	0.25%	0.45%	2.38%	2.20%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Global Fund, Series II
2025	98	$15.70	$15.54	$1,529	0.00%	0.25%	0.45%	14.73%	14.50%
2024	158	13.69	13.57	2,157	0.00%	0.25%	0.45%	15.49%	15.26%
2023	141	11.85	11.77	1,657	0.00%	0.25%	0.45%	34.11%	33.84%
2022	135	8.84	8.80	1,191	0.00%	0.25%	0.45%	(32.11)%	(32.24)%
2021	123	13.01	12.98	1,601	0.00%	0.25%	0.45%	9.98%	17.14%
Invesco V.I. Global Real Estate Fund, Series II
2025	64	11.34	11.22	718	1.31%	0.25%	0.45%	7.34%	7.13%
2024	140	10.56	10.47	1,472	2.74%	0.25%	0.45%	(2.35)%	(2.55)%
2023	98	10.82	10.75	1,059	1.29%	0.25%	0.45%	8.55%	8.34%
2022	97	9.96	9.92	968	3.24%	0.25%	0.45%	(25.33)%	(25.48)%
2021	51	13.34	13.31	684	2.22%	0.25%	0.45%	21.13%	24.24%
Invesco V.I. Government Securities Fund, Series II
2025	123	9.79	9.69	1,199	3.02%	0.25%	0.45%	6.69%	6.47%
2024	138	9.18	9.10	1,263	2.90%	0.25%	0.45%	1.22%	1.02%
2023	161	9.07	9.01	1,458	1.37%	0.25%	0.45%	4.20%	3.99%
2022	55	8.70	8.66	481	1.92%	0.25%	0.45%	(10.80)%	(10.98)%
2021	47	9.76	9.73	457	2.33%	0.25%	0.45%	(1.55)%	(1.97)%
Invesco V.I. Growth and Income Fund, Series II
2025	31	20.61	20.40	643	1.06%	0.25%	0.45%	15.01%	14.78%
2024	41	17.92	17.77	729	0.82%	0.25%	0.45%	15.43%	15.20%
2023	86	15.53	15.43	1,337	1.46%	0.25%	0.45%	12.12%	11.90%
2022	33	13.85	13.79	450	1.67%	0.25%	0.45%	(6.24)%	(6.42)%
2021	17	14.77	14.73	249	2.13%	0.25%	0.45%	8.79%	5.38%
Invesco V.I. Main Street Fund, Series II
2025	26	18.67	18.48	479	0.31%	0.25%	0.45%	15.35%	15.12%
2024	31	16.19	16.05	501	0.00%	0.25%	0.45%	23.08%	22.84%
2023	37	13.15	13.07	484	0.41%	0.25%	0.45%	22.52%	22.28%
2022	88	10.73	10.69	943	1.46%	0.25%	0.45%	(20.51)%	(20.67)%
2021	47	13.50	13.47	633	0.54%	0.25%	0.45%	19.30%	18.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Main Street Small Cap Fund, Series II
2025	347	$13.44	$13.31	$4,629	0.25%	0.25%	0.45%	8.17%	7.95%
2024	302	12.42	12.33	3,726	0.00%	0.25%	0.45%	12.12%	11.90%
2023	192	11.08	11.02	2,120	1.01%	0.25%	0.45%	17.53%	17.29%
2022	147	9.43	9.39	1,383	0.36%	0.25%	0.45%	(16.25)%	(16.42)%
2021	54	11.26	11.24	608	0.14%	0.25%	0.45%	3.89%	3.58%
Invesco V.I. S&P 500 Buffer Fund, December Series II
2025	23	11.18	11.18	262	0.00%	0.25%	0.25%	9.55%	9.55%
Invesco V.I. S&P 500 Buffer Fund, September Series II
2025	8	11.24	11.24	91	0.00%	0.25%	0.25%	0.38%	0.38%
Invesco V.I. U.S. Government Money Portfolio, Series I
2025	102	11.33	11.21	1,142	3.57%	0.25%	0.45%	3.38%	3.18%
2024	141	10.96	10.87	1,539	4.49%	0.25%	0.45%	4.37%	4.16%
2023	101	10.50	10.43	1,052	4.39%	0.25%	0.45%	4.27%	4.07%
2022	188	10.07	10.03	1,885	1.33%	0.25%	0.45%	1.01%	0.81%
2021	28	9.97	9.97	282	0.00%	0.25%	0.25%	(0.15)%	(0.15)%
Janus Henderson VIT Balanced Portfolio, Service Shares
2025	1,557	13.46	13.35	20,421	1.81%	0.25%	0.45%	14.53%	14.31%
2024	1,479	11.75	11.68	17,277	1.97%	0.25%	0.45%	14.86%	14.63%
2023	737	10.23	10.19	7,511	2.19%	0.25%	0.45%	14.85%	14.62%
2022	219	8.91	8.89	1,943	0.98%	0.25%	0.45%	(3.24)%	(3.36)%
Janus Henderson VIT Forty Portfolio, Service Shares
2025	39	15.95	15.83	616	0.00%	0.25%	0.45%	17.57%	17.33%
2024	117	13.56	13.49	1,575	0.01%	0.25%	0.45%	27.82%	27.56%
2023	38	10.61	10.57	401	1.13%	0.25%	0.45%	16.68%	22.22%
Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares
2025	2	13.46	13.46	31	4.71%	0.45%	0.45%	16.74%	16.74%
2024	1	11.53	11.53	17	0.25%	0.45%	0.45%	10.51%	10.51%
2023	1	10.44	10.44	15	0.49%	0.45%	0.45%	22.69%	22.69%
2022	1	8.51	8.51	13	1.31%	0.45%	0.45%	(6.13)%	(6.13)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2025	112	$18.61	$18.46	$2,078	0.00%	0.25%	0.45%	24.53%	24.28%
2024	144	14.94	14.86	2,137	0.00%	0.25%	0.45%	31.43%	31.16%
2023	23	11.37	11.33	259	0.00%	0.25%	0.45%	5.22%	53.59%
2022	3	7.38	7.38	23	0.00%	0.45%	0.45%	(11.55)%	(11.55)%
Janus Henderson VIT Overseas Portfolio, Service Shares
2025	84	14.08	13.97	1,179	1.43%	0.25%	0.45%	28.26%	28.00%
2024	60	10.97	10.91	657	1.53%	0.25%	0.45%	5.31%	5.10%
2023	29	10.42	10.38	300	1.43%	0.25%	0.45%	10.31%	10.09%
2022	7	9.45	9.43	66	1.76%	0.25%	0.45%	4.62%	4.54%
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC
2025	368	11.46	11.35	4,198	6.11%	0.25%	0.45%	8.06%	7.84%
2024	343	10.61	10.52	3,627	5.87%	0.25%	0.45%	6.45%	6.24%
2023	333	9.97	9.90	3,307	5.60%	0.25%	0.45%	6.29%	6.08%
2022	306	9.38	9.34	2,864	5.54%	0.25%	0.45%	(13.02)%	(13.19)%
2021	181	10.78	10.75	1,946	3.23%	0.25%	0.45%	1.12%	1.80%
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC
2025	58	18.78	18.58	902	0.89%	0.25%	0.45%	15.69%	15.46%
2024	39	16.23	16.09	635	0.57%	0.25%	0.45%	21.83%	21.59%
2023	39	13.32	13.24	519	0.60%	0.25%	0.45%	16.04%	15.81%
2022	61	11.48	11.43	698	1.02%	0.25%	0.45%	(13.77)%	(13.94)%
2021	40	13.31	13.28	532	0.84%	0.25%	0.45%	21.78%	20.40%
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC
2025	2	18.73	18.73	31	0.09%	0.25%	0.25%	14.01%	14.01%
2024	10	16.43	15.86	161	0.58%	0.25%	0.45%	16.36%	13.08%
2023	12	14.12	14.03	176	0.32%	0.25%	0.45%	14.35%	14.12%
2022	33	12.34	12.29	406	1.65%	0.25%	0.45%	(12.20)%	(12.38)%
2021	10	14.06	14.03	144	0.85%	0.25%	0.45%	15.71%	24.18%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC
2025	31	$12.87	$12.74	$402	0.00%	0.25%	0.45%	12.66%	12.43%
2024	22	11.42	11.33	245	0.00%	0.25%	0.45%	30.28%	31.06%
2023	15	8.77	8.77	134	0.00%	0.25%	0.25%	10.39%	10.39%
2022	3	7.94	7.94	27	0.00%	0.25%	0.25%	(32.70)%	(32.70)%
2021	18	11.80	11.78	216	0.00%	0.25%	0.45%	0.70%	2.85%
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
2025	228	11.01	10.90	2,506	5.71%	0.25%	0.45%	5.64%	5.43%
2024	165	10.42	10.34	1,714	5.42%	0.25%	0.45%	4.87%	4.66%
2023	123	9.94	9.88	1,215	4.11%	0.25%	0.45%	4.79%	4.58%
2022	117	9.48	9.45	1,106	4.05%	0.25%	0.45%	(5.30)%	(5.49)%
2021	49	10.01	10.00	488	3.51%	0.25%	0.45%	(0.34)%	(0.37)%
LVIP American Century Balanced Fund, Standard Class II
2025	53	12.59	12.49	668	1.85%	0.25%	0.45%	9.34%	9.12%
2024	57	11.51	11.45	649	2.07%	0.25%	0.45%	11.78%	11.56%
2023	52	10.30	10.26	539	2.38%	0.25%	0.45%	16.12%	10.04%
2022	4	8.87	8.87	39	2.51%	0.25%	0.25%	(1.39)%	(1.39)%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2025	54	12.75	12.65	679	1.56%	0.25%	0.45%	14.57%	14.34%
2024	74	11.12	11.06	820	1.13%	0.25%	0.45%	12.81%	12.58%
2023	136	9.86	9.83	1,342	1.62%	0.25%	0.45%	8.38%	8.17%
2022	58	9.10	9.08	523	1.71%	0.25%	0.45%	3.61%	3.50%
LVIP American Century International Fund, Standard Class II
2025	13	11.45	11.45	147	0.99%	0.45%	0.45%	15.46%	15.46%
2024	21	9.79	9.92	210	1.62%	0.25%	0.45%	0.48%	2.14%
2023	21	9.74	9.71	207	0.00%	0.25%	0.45%	(0.83)%	0.26%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
LVIP American Century Ultra Fund, Standard Class II
2025	88		$16.07	$15.95	$1,398	0.00%	0.25%	0.45%	12.56%	12.34%
2024	106		14.28	14.20	1,505	0.00%	0.25%	0.45%	28.47%	28.21%
2023	137		11.11	11.07	1,521	0.00%	0.25%	0.45%	25.19%	42.87%
2022	9		7.75	7.75	68	0.00%	0.45%	0.45%	(7.41)%	(7.41)%
MFS VIT Growth Series, Service Class
2025	7		17.92	17.82	124	0.00%	0.25%	0.45%	11.63%	11.40%
2024	9		16.05	16.00	141	0.00%	0.25%	0.45%	13.87%	30.56%
2023	4		12.25	12.25	53	0.00%	0.45%	0.45%	13.10%	13.10%
MFS VIT II Core Equity Portfolio, Service Class
2025	21		15.61	15.52	322	0.23%	0.25%	0.45%	11.94%	11.72%
2024	21		13.94	13.89	287	0.45%	0.25%	0.45%	4.29%	19.33%
2023	12		11.64	11.64	145	0.00%	0.45%	0.45%	13.01%	13.01%
MFS VIT II International Growth Portfolio, Service Class
2025	66		13.62	13.54	894	0.73%	0.25%	0.45%	20.51%	20.27%
2024	24		11.30	11.26	267	0.92%	0.25%	0.45%	6.24%	8.27%
2023	0	*	10.40	10.40	2	0.00%	0.45%	0.45%	5.26%	5.26%
MFS VIT II International Intrinsic Value Portfolio, Service Class
2025	44		15.09	15.01	657	1.64%	0.25%	0.45%	32.63%	32.37%
2024	14		11.38	11.34	162	1.51%	0.25%	0.45%	6.70%	6.48%
2023	3		10.66	10.65	31	0.66%	0.25%	0.45%	4.62%	7.03%
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class
2025	5		14.47	14.47	72	0.02%	0.45%	0.45%	9.11%	9.11%
2024	5		13.26	13.26	63	0.13%	0.45%	0.45%	15.46%	15.46%
2023	4		11.49	11.49	46	0.00%	0.45%	0.45%	3.91%	3.91%
MFS VIT II Research International Portfolio, Service Class
2025	6		13.04	12.97	81	1.25%	0.25%	0.45%	21.45%	21.21%
2024	7		10.73	10.70	70	1.35%	0.25%	0.45%	(6.96)%	2.32%
2023	6		10.45	10.45	59	5.34%	0.45%	0.45%	3.57%	3.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class
2025	2	$13.12	$13.05	$30	0.77%	0.25%	0.45%	5.23%	5.02%
2024	2	12.47	12.42	29	1.02%	0.25%	0.45%	(1.39)%	5.64%
MFS VIT III Global Real Estate Portfolio, Service Class
2025	37	10.85	10.79	399	1.23%	0.25%	0.45%	3.04%	2.83%
2024	28	10.53	10.49	291	2.26%	0.25%	0.45%	0.71%	1.13%
MFS VIT III Mid Cap Value Portfolio, Service Class
2025	23	13.52	13.44	312	0.87%	0.25%	0.45%	5.49%	5.28%
2024	26	12.81	12.77	335	1.33%	0.25%	0.45%	11.77%	(1.64)%
MFS VIT Mid Cap Growth Series, Service Class
2025	35	13.41	13.34	473	0.00%	0.25%	0.45%	3.14%	2.94%
2024	35	13.01	12.96	452	0.00%	0.25%	0.45%	14.16%	13.93%
2023	7	11.39	11.38	78	0.00%	0.25%	0.45%	8.31%	11.53%
MFS VIT New Discovery Series, Service Class
2025	4	12.88	12.81	46	0.00%	0.25%	0.45%	8.08%	12.05%
2024	1	11.43	11.43	8	0.00%	0.45%	0.45%	8.22%	8.22%
Morgan Stanley VIF Discovery Portfolio, Class II
2025	11	19.74	19.63	216	0.32%	0.25%	0.45%	1.64%	11.93%
2024	10	17.54	17.54	167	0.00%	0.45%	0.45%	41.09%	41.09%
2023	8	12.43	12.43	99	0.00%	0.45%	0.45%	24.86%	24.86%
Morgan Stanley VIF Global Infrastructure Portfolio
2024	-	-	-	-	6.40%	0.45%	0.45%	0.85%	0.85%
2023	-	-	-	-	4.43%	0.45%	0.45%	(0.23)%	(0.23)%
Morgan Stanley VIF Global Strategist Portfolio, Class II
2024	-	-	-	-	0.00%	0.45%	0.45%	4.63%	4.63%
2023	-	-	-	-	0.00%	0.25%	0.25%	6.45%	6.45%
2022	5	8.64	8.64	42	0.00%	0.25%	0.25%	(0.87)%	(0.87)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Morgan Stanley VIF Growth Portfolio, Class II
2025	19	$15.01	$14.89	$289	0.00%	0.25%	0.45%	35.04%	34.77%
2024	5	11.11	11.05	56	0.00%	0.25%	0.45%	44.67%	45.54%
2023	2	7.59	7.59	15	0.00%	0.45%	0.45%	47.65%	47.65%
2022	10	5.15	5.14	50	0.00%	0.25%	0.45%	(27.10)%	(27.15)%
PIMCO VIT All Asset Portfolio, Advisor Class
2025	15	14.24	14.09	219	4.18%	0.25%	0.45%	13.91%	13.68%
2024	33	12.50	12.40	413	6.26%	0.25%	0.45%	3.31%	3.11%
2023	42	12.10	12.02	506	2.82%	0.25%	0.45%	7.75%	7.53%
2022	44	11.23	11.18	498	8.00%	0.25%	0.45%	(12.09)%	(12.26)%
2021	37	12.78	12.75	468	4.26%	0.25%	0.45%	8.18%	1.63%
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class
2025	25	10.60	10.52	260	2.75%	0.25%	0.45%	18.37%	18.13%
2024	14	8.96	8.91	123	2.17%	0.25%	0.45%	3.70%	3.50%
2023	75	8.64	8.61	643	16.21%	0.25%	0.45%	(8.16)%	(8.34)%
2022	88	9.40	9.39	831	8.48%	0.25%	0.45%	(9.87)%	(9.94)%
PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class
2025	8	12.38	12.29	98	6.82%	0.25%	0.45%	14.58%	14.35%
2024	9	10.81	10.75	92	6.36%	0.25%	0.45%	7.15%	8.15%
2023	8	10.09	10.09	84	5.82%	0.25%	0.25%	19.10%	19.10%
2022	-	-	-	-	-	0.25%	0.25%	(8.72)%	(8.72)%
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class
2025	12	13.61	13.47	158	6.21%	0.25%	0.45%	14.78%	14.55%
2024	12	11.86	11.76	137	4.68%	0.25%	0.45%	8.75%	8.53%
2023	11	10.90	10.84	120	3.26%	0.25%	0.45%	13.36%	13.14%
2022	12	9.62	9.58	112	4.51%	0.25%	0.45%	(16.82)%	(16.98)%
2021	14	11.56	11.54	163	6.02%	0.25%	0.45%	6.87%	3.11%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO VIT High Yield Portfolio, Advisor Class
2025	215	$11.99	$11.87	$2,567	6.18%	0.25%	0.45%	8.57%	8.36%
2024	166	11.04	10.96	1,830	5.75%	0.25%	0.45%	6.51%	6.30%
2023	88	10.37	10.31	915	5.56%	0.25%	0.45%	11.83%	11.61%
2022	87	9.27	9.24	803	4.63%	0.25%	0.45%	(10.60)%	(10.78)%
2021	79	10.37	10.35	780	1.65%	0.25%	0.45%	2.69%	2.43%
PIMCO VIT Income Portfolio, Advisor Class
2025	674	11.67	11.56	7,827	5.07%	0.25%	0.45%	9.81%	9.59%
2024	453	10.63	10.55	4,806	5.76%	0.25%	0.45%	5.04%	4.83%
2023	310	10.12	10.06	3,130	5.22%	0.25%	0.45%	7.87%	7.66%
2022	166	9.38	9.34	1,552	3.31%	0.25%	0.45%	(8.10)%	(8.28)%
2021	96	10.20	10.19	974	1.02%	0.25%	0.45%	0.47%	0.27%
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
2025	108	6.78	6.71	725	3.18%	0.25%	0.45%	5.92%	5.71%
2024	109	6.40	6.35	695	2.64%	0.25%	0.45%	(6.34)%	(6.53)%
2023	100	6.84	6.79	682	2.22%	0.25%	0.45%	3.62%	3.42%
2022	26	6.60	6.57	168	1.93%	0.25%	0.45%	(29.12)%	(29.26)%
2021	21	9.31	9.29	192	1.39%	0.25%	0.45%	0.54%	5.89%
PIMCO VIT Low Duration Portfolio, Advisor Class
2025	414	10.66	10.55	4,384	3.84%	0.25%	0.45%	5.15%	4.94%
2024	297	10.14	10.05	3,001	3.89%	0.25%	0.45%	4.13%	3.92%
2023	282	9.73	9.67	2,741	3.48%	0.25%	0.45%	4.61%	4.40%
2022	350	9.31	9.26	3,253	1.89%	0.25%	0.45%	(6.07)%	(6.26)%
2021	236	9.91	9.88	2,337	0.28%	0.25%	0.45%	(1.38)%	(1.56)%
PIMCO VIT Real Return Portfolio, Advisor Class
2025	194	10.63	10.52	2,050	3.23%	0.25%	0.45%	7.47%	7.26%
2024	197	9.89	9.80	1,938	2.52%	0.25%	0.45%	1.77%	1.57%
2023	266	9.71	9.65	2,575	2.89%	0.25%	0.45%	3.31%	3.10%
2022	269	9.40	9.36	2,526	9.61%	0.25%	0.45%	(12.21)%	(12.39)%
2021	69	10.71	10.69	735	2.78%	0.25%	0.45%	6.51%	4.52%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO VIT Short-Term Portfolio, Advisor Class
2025	733	$11.55	$11.43	$8,423	4.36%	0.25%	0.45%	4.31%	4.10%
2024	580	11.07	10.98	6,392	4.91%	0.25%	0.45%	5.68%	5.47%
2023	517	10.47	10.41	5,397	4.41%	0.25%	0.45%	5.54%	5.33%
2022	422	9.93	9.88	4,181	1.72%	0.25%	0.45%	(0.50)%	(0.70)%
2021	285	9.98	9.95	2,842	0.69%	0.25%	0.45%	(0.47)%	(0.63)%
PIMCO VIT Total Return Portfolio, Advisor Class
2025	1,189	9.93	10.49	11,754	4.00%	0.25%	0.45%	8.51%	8.29%
2024	961	9.15	9.08	8,761	3.94%	0.25%	0.45%	2.17%	1.97%
2023	814	8.96	8.90	7,266	3.47%	0.25%	0.45%	5.56%	5.35%
2022	713	8.49	8.45	6,040	2.98%	0.25%	0.45%	(14.60)%	(14.77)%
2021	350	9.94	9.91	3,478	1.11%	0.25%	0.45%	1.06%	(1.14)%
Protective Life Dynamic Allocation Series Conservative Portfolio
2025	46	12.52	12.39	572	2.26%	0.25%	0.45%	10.89%	10.67%
2024	48	11.29	11.19	538	1.71%	0.25%	0.45%	6.93%	6.71%
2023	73	10.56	10.49	774	1.40%	0.25%	0.45%	11.16%	10.94%
2022	193	9.50	9.45	1,829	1.17%	0.25%	0.45%	(16.90)%	(17.07)%
2021	190	11.43	11.40	2,165	0.69%	0.25%	0.45%	6.00%	7.27%
Protective Life Dynamic Allocation Series Growth Portfolio
2025	83	16.57	16.40	1,374	1.69%	0.25%	0.45%	15.72%	15.49%
2024	59	14.32	14.20	834	1.70%	0.25%	0.45%	5.73%	13.63%
2023	35	12.50	12.50	434	1.68%	0.45%	0.45%	17.81%	17.81%
2022	42	10.61	10.61	449	1.15%	0.45%	0.45%	(19.93)%	(19.93)%
2021	43	13.25	13.25	567	0.74%	0.45%	0.45%	16.11%	16.11%
Protective Life Dynamic Allocation Series Moderate Portfolio
2025	217	13.65	13.51	2,948	2.00%	0.25%	0.45%	12.42%	12.19%
2024	221	12.14	12.04	2,668	1.81%	0.25%	0.45%	8.93%	8.71%
2023	264	11.15	11.08	2,925	1.57%	0.25%	0.45%	13.24%	13.02%
2022	428	9.84	9.80	4,195	0.98%	0.25%	0.45%	(17.80)%	(17.97)%
2021	460	11.97	11.95	5,494	0.67%	0.25%	0.45%	8.77%	9.49%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Royce Capital Fund Small-Cap Portfolio, Service Class
2025	2	$19.01	$19.01	$42	1.85%	0.25%	0.25%	8.45%	8.45%
2024	2	17.53	18.11	39	0.52%	0.25%	0.45%	3.00%	7.12%
2023	6	17.02	16.91	102	1.10%	0.25%	0.45%	25.22%	15.01%
2022	3	13.59	13.59	47	0.06%	0.25%	0.25%	(9.64)%	(9.64)%
2021	4	15.04	15.04	67	1.42%	0.25%	0.25%	5.37%	5.37%
Schwab Government Money Market Portfolio
2025	7,666	11.50	11.38	86,940	4.03%	0.25%	0.45%	3.85%	3.64%
2024	7,686	11.07	10.98	84,508	4.93%	0.25%	0.45%	4.80%	4.59%
2023	5,734	10.57	10.50	60,263	4.85%	0.25%	0.45%	4.62%	4.42%
2022	3,454	10.10	10.05	34,771	1.51%	0.25%	0.45%	1.23%	1.03%
2021	2,455	9.98	9.95	24,445	0.05%	0.25%	0.45%	(0.16)%	(0.36)%
Schwab S&P 500 Index Portfolio
2025	15,476	20.91	20.69	315,463	1.17%	0.25%	0.45%	17.53%	17.30%
2024	14,621	17.79	17.64	258,381	1.39%	0.25%	0.45%	24.64%	24.39%
2023	11,250	14.27	14.18	159,741	1.43%	0.25%	0.45%	25.91%	25.66%
2022	8,710	11.34	11.29	98,402	1.29%	0.25%	0.45%	(18.32)%	(18.48)%
2021	6,329	13.88	13.84	87,658	0.66%	0.25%	0.45%	25.77%	24.93%
Schwab VIT Balanced Portfolio
2025	1,145	13.11	12.98	14,886	2.47%	0.25%	0.45%	12.57%	12.35%
2024	1,655	11.65	11.55	19,147	2.10%	0.25%	0.45%	7.59%	7.37%
2023	909	10.83	10.76	9,793	1.81%	0.25%	0.45%	11.68%	11.46%
2022	879	9.69	9.65	8,492	1.65%	0.25%	0.45%	(14.92)%	(15.09)%
2021	723	11.39	11.37	8,436	0.69%	0.25%	0.45%	5.25%	6.00%
Schwab VIT Balanced with Growth Portfolio
2025	1,540	14.55	14.40	22,174	2.26%	0.25%	0.45%	15.31%	15.08%
2024	1,498	12.62	12.51	18,772	2.08%	0.25%	0.45%	9.70%	9.48%
2023	1,439	11.50	11.43	16,467	1.73%	0.25%	0.45%	14.57%	14.34%
2022	1,192	10.04	9.99	11,927	1.45%	0.25%	0.45%	(16.21)%	(16.38)%
2021	903	11.98	11.95	10,581	0.69%	0.25%	0.45%	7.61%	8.47%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Schwab VIT Growth Portfolio
2025	688	$16.28	$16.11	$11,035	1.91%	0.25%	0.45%	17.94%	17.71%
2024	700	13.80	13.69	9,594	1.92%	0.25%	0.45%	11.50%	11.27%
2023	667	12.38	12.30	8,210	1.57%	0.25%	0.45%	17.23%	17.00%
2022	550	10.56	10.51	5,785	1.98%	0.25%	0.45%	(17.45)%	(17.61)%
2021	398	12.79	12.76	5,086	1.05%	0.25%	0.45%	10.72%	10.90%
T. Rowe Price All-Cap Opportunities Portfolio
2025	575	17.05	16.89	9,712	0.00%	0.25%	0.45%	16.01%	15.78%
2024	620	14.70	14.59	9,056	0.09%	0.25%	0.45%	24.84%	24.59%
2023	486	11.77	11.71	5,693	0.29%	0.25%	0.45%	28.64%	28.39%
2022	479	9.15	9.12	4,366	0.00%	0.25%	0.45%	(21.71)%	(21.86)%
2021	314	11.69	11.67	3,264	0.00%	0.25%	0.45%	9.51%	10.56%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2025	169	17.12	16.96	2,879	0.00%	0.25%	0.45%	18.14%	17.90%
2024	151	14.49	14.38	2,179	0.00%	0.25%	0.45%	34.83%	34.56%
2023	165	10.75	10.69	1,772	0.00%	0.25%	0.45%	48.59%	48.29%
2022	149	7.23	7.21	1,074	0.00%	0.25%	0.45%	(38.82)%	(38.94)%
2021	117	11.82	11.80	1,387	0.00%	0.25%	0.45%	10.86%	11.42%
T. Rowe Price Health Sciences Portfolio, Class II
2025	104	11.61	11.50	1,203	0.00%	0.25%	0.45%	17.51%	17.28%
2024	125	9.88	9.81	1,228	0.00%	0.25%	0.45%	1.16%	0.96%
2023	94	9.77	9.71	912	0.00%	0.25%	0.45%	2.43%	2.23%
2022	122	9.54	9.50	1,164	0.00%	0.25%	0.45%	(12.90)%	(13.08)%
2021	67	10.95	10.93	737	0.00%	0.25%	0.45%	2.34%	10.22%
T. Rowe Price Moderate Allocation Portfolio
2025	196	12.69	12.56	2,448	2.32%	0.25%	0.45%	14.22%	13.99%
2024	144	11.11	11.02	1,590	2.18%	0.25%	0.45%	9.78%	9.56%
2023	194	10.12	10.06	1,955	2.32%	0.25%	0.45%	15.06%	14.83%
2022	212	8.79	8.76	1,861	1.67%	0.25%	0.45%	(18.52)%	(18.68)%
2021	129	10.79	10.77	1,391	0.83%	0.25%	0.45%	1.48%	1.45%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Templeton Developing Markets VIP Fund, Class 2
2025	117	$14.84	$14.68	$1,728	0.45%	0.25%	0.45%	45.90%	45.61%
2024	183	10.17	10.08	1,858	4.40%	0.25%	0.45%	7.40%	7.18%
2023	128	9.47	9.41	1,209	2.05%	0.25%	0.45%	12.34%	12.12%
2022	118	8.43	8.39	990	2.28%	0.25%	0.45%	(22.18)%	(22.33)%
2021	89	10.83	10.80	960	0.53%	0.25%	0.45%	(14.80)%	(14.83)%
Templeton Foreign VIP Fund, Class 2
2025	4	17.18	17.00	60	2.32%	0.25%	0.45%	28.87%	28.61%
2024	4	13.33	13.22	48	2.40%	0.25%	0.45%	(1.25)%	(1.44)%
2023	4	13.50	13.41	49	2.74%	0.25%	0.45%	20.46%	20.22%
2022	8	11.21	11.16	89	2.91%	0.25%	0.45%	(7.84)%	(8.02)%
2021	8	12.16	12.13	95	3.14%	0.25%	0.45%	(5.50)%	1.44%
Templeton Global Bond VIP Fund, Class 2
2025	59	9.47	9.37	561	0.00%	0.25%	0.45%	15.44%	15.21%
2024	89	8.20	8.13	733	0.00%	0.25%	0.45%	(11.59)%	(11.77)%
2023	73	9.28	9.22	680	0.00%	0.25%	0.45%	2.63%	2.42%
2022	68	9.04	9.00	617	0.00%	0.25%	0.45%	(5.19)%	(5.38)%
2021	45	9.53	9.51	431	0.00%	0.25%	0.45%	(4.29)%	(4.69)%
Western Asset Core Plus VIT Portfolio, Class II
2025	273	9.45	10.38	2,572	4.28%	0.25%	0.45%	7.42%	7.21%
2024	260	8.79	8.73	2,276	8.94%	0.25%	0.45%	(1.11)%	(1.31)%
2023	209	8.89	8.84	1,858	3.95%	0.25%	0.45%	6.17%	5.96%
2022	171	8.38	8.35	1,430	2.62%	0.25%	0.45%	(17.49)%	(17.65)%
2021	68	10.15	10.13	689	3.40%	0.25%	0.45%	0.08%	(1.55)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.       SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 13, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.